UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07705

                  Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                             Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—98.6%
Consumer Discretionary—6.7%
Comcast Corp. Class A	1,220,333	$41,699
Omnicom Group, Inc.	707,791	51,435
Walt Disney Co. (The)	270,480	27,167

		120,301

Consumer Staples—4.6%
Kraft Heinz Co. (The)	281,302	17,522
Mondelez International, Inc. Class A	442,968	18,485
Procter & Gamble Co. (The)	594,091	47,100

		83,107

Energy—10.9%
BP plc Sponsored ADR	1,261,417	51,138
Chevron Corp.	415,689	47,405
Royal Dutch Shell plc Class B Sponsored ADR	752,641	49,321
Schlumberger Ltd.	723,995	46,900

		194,764

Financials—20.4%
BlackRock, Inc.	35,081	19,004
Capital One Financial Corp.	445,649	42,702
Chubb Ltd.	293,145	40,093
Citigroup, Inc.	896,736	60,530
JPMorgan Chase & Co.	612,758	67,385
MetLife, Inc.	920,540	42,243
U.S. Bancorp	1,061,818	53,622
Wells Fargo & Co.	769,927	40,352

		365,931

Health Care—11.8%
Abbott Laboratories	1,042,810	62,485
Allergan plc	227,988	38,368
UnitedHealth Group, Inc.	287,464	61,517

	Shares	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.	450,438	$49,116

		211,486

Industrials—14.2%
Delta Air Lines, Inc.	496,170	27,195
Emerson Electric Co.	341,770	23,343
FedEx Corp.	77,764	18,672
General Electric Co.	1,338,156	18,038
Honeywell International, Inc.	368,593	53,265
Ingersoll-Rand plc	274,990	23,515
Republic Services, Inc.	405,497	26,856
Stanley Black & Decker, Inc.	152,194	23,316
United Technologies Corp.	326,692	41,105

		255,305

Information Technology—12.7%
Analog Devices, Inc.	409,962	37,360
Apple, Inc.	210,573	35,330
Microsoft Corp.	521,484	47,596
Oracle Corp.	1,572,871	71,959
Texas Instruments, Inc.	343,174	35,652

		227,897

Materials—8.1%
Air Products & Chemicals, Inc.	277,432	44,120
DowDuPont, Inc.	426,802	27,192
PPG Industries, Inc.	253,910	28,336
Praxair, Inc.	126,949	18,319
Vulcan Materials Co.	246,877	28,186

		146,153

Real Estate—3.0%
Crown Castle International Corp.	498,196	54,607

Telecommunication Services—3.1%
Verizon Communications, Inc.	1,153,787	55,174

Shares		Value
Utilities—3.1%
NextEra Energy, Inc.	335,457	$54,790

TOTAL COMMON STOCKS (Identified Cost $1,445,288)		1,769,515

TOTAL LONG-TERM INVESTMENTS—98.6% (Identified Cost $1,445,288)		1,769,515

SHORT-TERM INVESTMENT—1.5%
MONEY MARKET MUTUAL FUND—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(1)	26,208,041	26,208

TOTAL SHORT-TERM INVESTMENT (Identified Cost $26,208)		26,208

TOTAL INVESTMENTS—100.1% (Identified Cost $1,471,496)		1,795,723
Other assets and liabilities, net—(0.1)%		(1,193)

NET ASSETS—100.0%		$1,794,530

Abbreviation:
ADR American Depositary Receipt
Footnote Legend:
(1) Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†

United States		89%
United Kingdom		6
Ireland		3
Switzerland		2

Total Investments		100%

† % of total investments as of March 31, 2018

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$1,769,515	$1,769,515	$—	$—
Short-Term Investment	26,208	26,208	—	—

Total Investments	$1,795,723	$1,795,723	$—	$—

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—96.8%
Consumer Discretionary—4.5%
Brunswick Corp.	500,000	$29,695
Cinemark Holdings, Inc.	515,000	19,400
Genuine Parts Co.	350,000	31,444
Interpublic Group of Cos., Inc. (The)	2,085,000	48,018

		128,557

Consumer Staples—7.5%
Conagra Brands, Inc.	490,000	18,071
Dr. Pepper Snapple Group, Inc.	460,000	54,455
Energizer Holdings, Inc.	900,000	53,622
Hormel Foods Corp.	1,475,000	50,622
Pinnacle Foods, Inc.	750,000	40,575

		217,345

Energy—10.8%
Anadarko Petroleum Corp.	810,000	48,932
Andeavor	500,000	50,280
Baker Hughes a GE Co.	1,100,000	30,547
Cabot Oil & Gas Corp.	1,840,000	44,123
Noble Energy, Inc.	1,800,000	54,540
Patterson-UTI Energy, Inc.	1,685,000	29,505
Williams Cos., Inc. (The)	2,200,000	54,692

		312,619

Financials—15.8%
Affiliated Managers Group, Inc.	220,000	41,708
Everest Re Group Ltd.	80,000	20,546
First Republic Bank	1,050,000	97,240
Hartford Financial Services Group, Inc. (The)	1,100,000	56,672
MB Financial, Inc.	1,900,000	76,912
Pinnacle Financial Partners, Inc.	1,175,000	75,435
Progressive Corp. (The)	700,000	42,651
Willis Towers Watson plc	285,000	43,374

		454,538

Health Care—11.8%
AmerisourceBergen Corp.	775,000	66,813
Cooper Cos., Inc. (The)	135,000	30,889
Humana, Inc.	330,000	88,714
Perrigo Co. plc	815,000	67,922

	Shares	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.	780,000	$85,051

		339,389
Industrials—10.0%
Alaska Air Group, Inc.	675,000	41,823
Crane Co.	325,000	30,140
Dover Corp.	380,000	37,324
Hubbell, Inc.	435,000	52,974
Ingersoll-Rand plc	515,000	44,038
L3 Technologies, Inc.	13,121	2,729
Republic Services, Inc.	630,000	41,725
Schneider National, Inc.	1,400,000	36,484

		287,237

Information Technology—8.2%
Analog Devices, Inc.	460,000	41,920
Cypress Semiconductor Corp.	3,050,000	51,728
Hewlett Packard Enterprise Co.	2,600,000	45,604
Motorola Solutions, Inc.	500,000	52,650
Xilinx, Inc.	600,000	43,344

		235,246

Materials—6.7%
Air Products & Chemicals, Inc.	205,000	32,601
Martin Marietta Materials, Inc.	425,000	88,103
PPG Industries, Inc.	310,000	34,596
Sealed Air Corp.	880,000	37,655

		192,955

Real Estate—13.0%
American Campus Communities, Inc.	2,150,000	83,033
American Homes 4 Rent Class A	3,400,000	68,272
Cousins Properties, Inc.	5,000,000	43,400
CyrusOne, Inc.	710,000	36,359
Medical Properties Trust, Inc.	4,200,000	54,600
Retail Opportunity Investments Corp.	3,300,000	58,311
Weyerhaeuser Co.	910,000	31,850

		375,825

Utilities—8.5%
CMS Energy Corp.	1,040,000	47,102

	Shares	Value
Utilities—continued
FirstEnergy Corp.	1,500,000	$51,015
Great Plains Energy, Inc.	1,800,000	57,222
PPL Corp.	1,650,000	46,678
Xcel Energy, Inc.	975,000	44,343

		246,360

TOTAL COMMON STOCKS (Identified Cost $2,609,547)		2,790,071

TOTAL LONG-TERM INVESTMENTS—96.8% (Identified Cost $2,609,547)		2,790,071

SHORT-TERM INVESTMENT—2.0%
MONEY MARKET MUTUAL FUND—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(1)	56,071,385	56,071

TOTAL SHORT-TERM INVESTMENT (Identified Cost $56,071)		56,071

TOTAL INVESTMENTS—98.8% (Identified Cost $2,665,618)		2,846,142
Other assets and liabilities, net—1.2%		35,438

NET ASSETS—100.0%		$2,881,580

Footnote Legend:
(1) Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
Country Weightings (Unaudited)†

United States		94%
Ireland		5
Bermuda		1

Total Investments		100%

† % of total investments as of March 31, 2018

See Notes to Schedule of Investments.

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$2,790,071	$2,790,071	$—	$—
Short-Term Investment	56,071	56,071	—	—

Total Investments	$2,846,142	$2,846,142	$—	$—

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—99.6%
Consumer Discretionary—19.1%
AMC Entertainment Holdings, Inc. Class A	778,940	$10,944
American Eagle Outfitters, Inc.	996,700	19,864
Bloomin’ Brands, Inc.	763,400	18,535
Cheesecake Factory, Inc. (The)	83,400	4,021
Chico’s FAS, Inc.	717,700	6,488
DSW, Inc. Class A	17,900	402
Entravision Communications Corp. Class A	1,091,000	5,128
Lithia Motors, Inc. Class A	171,700	17,259
Meredith Corp.	630,090	33,899
Papa John’s International, Inc.	6,700	384
Ruth’s Hospitality Group, Inc.	82,570	2,019
Scholastic Corp.	127,490	4,952
Sonic Automotive, Inc. Class A	686,270	13,005
Sonic Corp.	15,096	381
Standard Motor Products, Inc.	51,500	2,450
Tupperware Brands Corp.	6,800	329

		140,060

Consumer Staples—10.8%
B&G Foods, Inc.	1,008,800	23,909
Calavo Growers, Inc.	77,400	7,136
Energizer Holdings, Inc.	623,400	37,142
Inter Parfums, Inc.	70,900	3,343
J&J Snack Foods Corp.	22,100	3,018
PriceSmart, Inc.	53,100	4,437

		78,985

Energy—0.8%
SM Energy Co.	320,700	5,782

Financials—13.7%
Artisan Partners Asset Management, Inc. Class A	78,100	2,601
Banco Latinoamericano de Comercio Exterior SA Class E	26,370	751
Bank of Hawaii Corp.	172,740	14,355
Cohen & Steers, Inc.	201,000	8,173
Evercore, Inc. Class A	240,020	20,930
First Interstate BancSystem, Inc. Class A	210,300	8,317
Hanover Insurance Group, Inc. (The)	106,082	12,506
Horace Mann Educators Corp.	283,400	12,115

	Shares	Value

Financials—continued
Kemper Corp.	335,300	$19,112
TrustCo Bank Corp. NY	139,150	1,176

		100,036

Health Care—6.0%
Hill-Rom Holdings, Inc.	339,830	29,565
Phibro Animal Health Corp. Class A	360,200	14,300

		43,865

Industrials—28.7%
AAR Corp.	168,170	7,418
ABM Industries, Inc.	10,527	352
Apogee Enterprises, Inc.	313,100	13,573
Astec Industries, Inc.	37,000	2,042
Covanta Holding Corp.	1,225,100	17,764
Cubic Corp.	293,300	18,654
EMCOR Group, Inc.	5,140	401
EnPro Industries, Inc.	78,900	6,105
Federal Signal Corp.	39,300	865
Granite Construction, Inc.	125,340	7,001
Greenbrier Cos., Inc. (The)	156,500	7,864
Herman Miller, Inc.	513,880	16,418
Interface, Inc.	15,061	380
Kelly Services, Inc. Class A	468,510	13,606
Kennametal, Inc.	31,600	1,269
Kforce, Inc.	320,800	8,678
Knoll, Inc.	571,300	11,535
Korn/Ferry International	176,837	9,123
Matthews International Corp. Class A	73,440	3,716
Mueller Water Products, Inc. Class A	33,130	360
Multi-Color Corp.	85,800	5,667
NN, Inc.	49,500	1,188
Ritchie Bros. Auctioneers, Inc.	295,200	9,290
Simpson Manufacturing Co., Inc.	132,400	7,625
Sun Hydraulics Corp.	120,520	6,455
Tennant Co.	37,980	2,571
Tetra Tech, Inc.	454,000	22,223
Viad Corp.	158,490	8,313

		210,456

Information Technology—2.9%
Badger Meter, Inc.	7,582	358

	Shares	Value
Information Technology—continued
Daktronics, Inc.	490,350	$ 4,320
Plantronics, Inc.	274,660	16,581

		21,259

Materials—2.4%
Carpenter Technology Corp.	135,600	5,983
Haynes International, Inc.	59,530	2,209
Hecla Mining Co.	2,496,240	9,161

		17,353

Real Estate—15.0%
Alexander & Baldwin, Inc.	322,515	7,460
DiamondRock Hospitality Co.	481,600	5,028
Education Realty Trust, Inc.	588,100	19,260
Monmouth Real Estate Investment Corp.	46,950	706
Outfront Media, Inc.	958,395	17,960
Physicians Realty Trust	1,390,700	21,653
Retail Opportunity Investments Corp.	455,793	8,054
Tanger Factory Outlet Centers, Inc.	930,400	20,469
Taubman Centers, Inc.	167,400	9,527

		110,117

Utilities—0.2%
ALLETE, Inc.	5,740	415
NorthWestern Corp.	14,800	796

		1,211
TOTAL COMMON STOCKS
(Identified Cost $ 593,166)		729,124
TOTAL LONG-TERM INVESTMENTS—99.6%
(Identified Cost $ 593,166)		729,124
TOTAL INVESTMENTS—99.6%
(Identified Cost $ 593,166)		729,124
Other assets and liabilities, net—0.4%		2,896

NET ASSETS—100.0%		$732,020

See Notes to Schedule of Investments.

VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$729,124	$729,124	$—	$—

Total Investments	$729,124	$729,124	$—	$—

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—97.2%
Consumer Discretionary—17.6%
Amazon.com, Inc.(1)	5,765	$8,344
Booking Holdings, Inc.(1)	882	1,835
Comcast Corp. Class A	56,514	1,931
Horton (D.R.), Inc.	25,607	1,123
Las Vegas Sands Corp.	26,027	1,871
Netflix, Inc.(1)	10,488	3,098
O’Reilly Automotive, Inc.(1)	3,093	765
Royal Caribbean Cruises Ltd.	8,125	957
Walt Disney Co. (The)	19,966	2,005

		21,929

Consumer Staples—4.4%
Colgate-Palmolive Co.	17,170	1,231
Costco Wholesale Corp.	11,203	2,111
Estee Lauder Cos., Inc. (The)
Class A	14,320	2,144

		5,486

Energy—1.3%
Devon Energy Corp.	13,875	441
EOG Resources, Inc.	11,433	1,203

		1,644

Financials—6.0%
American Express Co.	13,510	1,260
Charles Schwab Corp. (The)	40,363	2,108
Goldman Sachs Group, Inc. (The)	3,516	885
Morgan Stanley	30,441	1,643
SunTrust Banks, Inc.	22,615	1,539

		7,435

Health Care—12.0%
Agilent Technologies, Inc.	11,460	767
Alexion Pharmaceuticals, Inc.(1)	10,192	1,136
Align Technology, Inc.(1)	3,727	936
Biogen, Inc.(1)	6,210	1,700
Bristol-Myers Squibb Co.	29,277	1,852
Edwards Lifesciences Corp.(1)	15,163	2,116

	Shares	Value

Health Care—continued
Intuitive Surgical, Inc.(1)	3,330	$1,375
Mettler-Toledo International, Inc.(1)	1,945	1,118
UnitedHealth Group, Inc.	12,598	2,696
Vertex Pharmaceuticals, Inc.(1)	7,543	1,229

		14,925

Industrials—12.3%
A.O. Smith Corp.	22,328	1,420
Boeing Co. (The)	1,933	634
Cummins, Inc.	10,327	1,674
Deere & Co.	11,158	1,733
Emerson Electric Co.	22,951	1,567
Fortune Brands Home & Security, Inc.	12,454	733
Honeywell International, Inc.	19,733	2,852
IHS Markit Ltd.(1)	18,050	871
Knight-Swift Transportation Holdings, Inc.	27,801	1,279
Waste Management, Inc.	10,639	895
Xylem, Inc.	20,599	1,584

		15,242

Information Technology—42.0%
Adobe Systems, Inc.(1)	13,648	2,949
Alphabet, Inc. Class A(1)	3,403	3,529
Alphabet, Inc. Class C(1)	3,500	3,611
Analog Devices, Inc.	16,580	1,511
Apple, Inc.	37,476	6,288
Applied Materials, Inc.	40,665	2,261
Autodesk, Inc.(1)	16,293	2,046
Cognex Corp.	11,690	608
Corning, Inc.	32,808	915
Facebook, Inc. Class A(1)	33,858	5,410
Microchip Technology, Inc.	17,468	1,596
Microsoft Corp.	89,617	8,179
NVIDIA Corp.	8,745	2,025
salesforce.com, Inc.(1)	17,962	2,089
Splunk, Inc.(1)	16,850	1,658
Universal Display Corp.	9,132	922
Visa, Inc. Class A	42,699	5,108

	Shares	Value
Information Technology—continued
Workday, Inc. Class A(1)	11,563	$1,470

		52,175

Materials—1.0%
Air Products & Chemicals, Inc.	3,650	580
Vulcan Materials Co.	5,244	599

		1,179

Real Estate—0.6%
Equinix, Inc.	1,815	759

TOTAL COMMON STOCKS
(Identified Cost $65,116)		120,774

TOTAL LONG-TERM
INVESTMENTS—97.2%
(Identified Cost $65,116)		120,774

SHORT-TERM INVESTMENT—3.1%

MONEY MARKET MUTUAL FUND—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(2)	3,850,524	3,851

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $3,851)		3,851

TOTAL INVESTMENTS—100.3%
(Identified Cost $68,967)		124,625
Other assets and liabilities, net—(0.3)%		(319)

NET ASSETS—100.0%		$124,306

Footnote Legend:

(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$120,774	$120,774	$—	$—
Short-Term Investment	3,851	3,851	—	—

Total Investments	$124,625	$124,625	$—	$—

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—99.1%
Consumer Discretionary—10.8%
Boyd Gaming Corp.	5,906	$188
Cable One, Inc.	407	280
Churchill Downs, Inc.	431	105
Cracker Barrel Old Country Store, Inc.	1,727	275
Denny’s Corp.(1)	25,883	399
ILG, Inc.	9,144	284
iRobot Corp.(1)	1,864	120
Sinclair Broadcast Group, Inc. Class A	7,076	222
Texas Roadhouse, Inc.	7,787	450
TopBuild Corp.(1)	4,390	336
Winnebago Industries, Inc.	8,257	310

		2,969

Consumer Staples—0.9%
WD-40 Co.	1,859	245

Financials—5.2%
Ameris Bancorp	6,270	332
First Financial Bankshares, Inc.	5,861	271
Home BancShares, Inc.	21,465	489
Texas Capital Bancshares, Inc.(1)	3,657	329

		1,421

Health Care—25.7%
AMN Healthcare Services, Inc.(1)	4,951	281
Array BioPharma, Inc.(1)	25,426	415
Avexis, Inc.(1)	2,408	298
Bio-Techne Corp.	2,301	348
Cantel Medical Corp.	3,847	429
Chemed Corp.	1,589	434
Encompass Health Corp.	8,195	468
Foundation Medicine, Inc.(1)	1,855	146
HealthEquity, Inc.(1)	5,589	338
ICU Medical, Inc.(1)	1,865	471
Insulet Corp.(1)	4,201	364
La Jolla Pharmaceutical Co.(1)	6,353	189
Loxo Oncology, Inc.(1)	2,975	343
Merit Medical Systems, Inc.(1)	5,103	231
Neurocrine Biosciences, Inc.(1)	4,033	334
Penumbra, Inc.(1)	2,758	319
Portola Pharmaceuticals, Inc.(1)	5,686	186
PRA Health Sciences, Inc.(1)	4,052	336

	Shares	Value

Health Care—continued
Sarepta Therapeutics, Inc.(1)	5,200	$385
Spark Therapeutics, Inc.(1)	2,120	141
Supernus Pharmaceuticals, Inc.(1)	8,271	379
Ultragenyx Pharmaceutical, Inc.(1)	4,570	233

		7,068

Industrials—20.3%
AAON, Inc.	7,836	306
Air Transport Services Group, Inc.(1)	12,216	285
Alamo Group, Inc.	4,132	454
ASGN, Inc.(1)	3,508	287
Atlas Air Worldwide Holdings, Inc.(1)	3,144	190
Beacon Roofing Supply, Inc.(1)	6,732	357
BMC Stock Holdings, Inc.(1)	8,051	157
Brink’s Co. (The)	2,658	190
Dycom Industries, Inc.(1)	5,289	569
Forward Air Corp.	5,419	286
Franklin Electric Co., Inc.	7,609	310
Hexcel Corp.	4,099	265
Kennametal, Inc.	5,198	209
Mercury Systems, Inc.(1)	10,519	508
Multi-Color Corp.	4,794	317
Simpson Manufacturing Co., Inc.	3,603	208
Teledyne Technologies, Inc.(1)	2,687	503
Universal Forest Products, Inc.	5,597	182

		5,583

Information Technology—30.2%
Coherent, Inc.(1)	928	174
Fair Isaac Corp.(1)	2,823	478
Five9, Inc.(1)	7,200	215
II-VI, Inc.(1)	12,387	507
Integrated Device Technology,
Inc.(1)	11,151	341
InterXion Holding N.V.(1)	11,641	723
Littelfuse, Inc.	2,826	588
LogMeIn, Inc.	2,311	267
MINDBODY, Inc. Class A(1)	7,433	289
MKS Instruments, Inc.	4,267	493
Monolithic Power Systems, Inc.	3,211	372
Oclaro, Inc.(1)	25,869	247
Paycom Software, Inc.(1)	4,876	524
Pegasystems, Inc.	7,155	434

	Shares	Value
Information Technology—continued
Power Integrations, Inc.	3,918	$268
Proofpoint, Inc.(1)	5,305	603
Q2 Holdings, Inc.(1)	13,572	618
Rogers Corp.(1)	3,424	409
Versum Materials, Inc.	10,216	384
ViaSat, Inc.(1)	5,903	388

		8,322

Materials—6.0%
Balchem Corp.	5,551	454
HB Fuller Co.	7,503	373
Olin Corp.	7,222	220
Quaker Chemical Corp.	2,493	369
Stepan Co.	2,847	237

		1,653

TOTAL COMMON STOCKS
(Identified Cost $19,959)		27,261

TOTAL LONG-TERM
INVESTMENTS—99.1%
(Identified Cost $19,959)		27,261

SHORT-TERM INVESTMENT—1.0%

MONEY MARKET MUTUAL FUND—1.0%
Dreyfus Government Cash Management Fund-Institutional Shares (seven-day effective yield 1.540%)(2)	259,232	259

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $259)		259

TOTAL INVESTMENTS—100.1%
(Identified Cost $20,218)		27,520
Other assets and liabilities, net—(0.1)%		(18)

NET ASSETS—100.0%		$27,502

Footnote Legend:

(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments.

VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$27,261	$27,261	$—	$—
Short-Term Investment	259	259	—	—

Total Investments	$27,520	$27,520	$—	$—

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS WCM INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—95.4%
Australia—4.1%
CSL Ltd.	32,582	$3,925

Brazil—1.9%
Raia Drogasil SA	79,500	1,799

Canada—5.6%
Canadian Pacific Railway Ltd.	19,862	3,506
Dollarama, Inc.	15,658	1,903

		5,409

Cayman Islands—3.4%
Tencent Holdings Ltd.	60,540	3,250

Denmark—3.6%
Chr Hansen Holding A/S	30,136	2,592
Coloplast A/S Class B	934	79
Novozymes A/S Class B	15,871	818

		3,489

France—10.0%
Essilor International Cie Generale d’Optique SA	16,188	2,183
Hermes International	4,013	2,378
LVMH Moet Hennessy Louis Vuitton SE	11,079	3,411
Pernod Ricard SA	10,020	1,667

		9,639

Germany—3.5%
adidas AG	13,727	3,321

Hong Kong—3.5%
AIA Group Ltd.	393,200	3,361

India—3.4%
HDFC Bank Ltd. ADR	33,299	3,289

Ireland—8.6%
Accenture plc Class A	24,874	3,818
ICON plc(1)	20,058	2,370
Ryanair Holdings plc Sponsored ADR(1)	16,928	2,079

		8,267

Italy—1.9%
Luxottica Group SpA	28,715	1,784

Japan—10.1%
FANUC Corp.	11,900	3,015
Keyence Corp.	7,000	4,345
Sysmex Corp.	25,640	2,323

		9,683

Jersey—3.4%
Experian plc	150,856	3,254

	Shares	Value

Mexico—2.5%
Wal-Mart de Mexico SAB de CV	926,990	$2,359

Netherlands—7.8%
Core Laboratories N.V.	20,243	2,191
Ferrari N.V.	18,353	2,203
Yandex N.V. Class A(1)	77,529	3,058

		7,452

Spain—1.0%
Industria de Diseno Textil SA	31,721	993

Sweden—5.2%
Atlas Copco AB Class A	66,770	2,888
Hexagon AB Class B	35,680	2,120

		5,008

Switzerland—8.9%
Chubb Ltd.	25,296	3,460
Nestle SA	39,768	3,146
Sika AG	250	1,957

		8,563

Taiwan—3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	84,162	3,683

United Kingdom—3.2%
Compass Group plc	152,508	3,114
TOTAL COMMON STOCKS
(Identified Cost $70,130)		91,642
TOTAL LONG-TERM
INVESTMENTS—95.4%
(Identified Cost $70,130)		91,642
SHORT-TERM INVESTMENT—5.1%
Money Market Mutual Fund—5.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(2)	4,854,088	4,854
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $4,854)		4,854
TOTAL INVESTMENTS—100.5%
(Identified Cost $74,984)		96,496
Other assets and liabilities, net—(0.5)%		(454)

NET ASSETS—100.0%		$96,042

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Japan	10%
France	10
Switzerland	9
Ireland	9
Netherlands	8
Canada	6
Sweden	5
Other	43
Total Investments	100%
† % of total investments as of March 31, 2018

See Notes to Schedule of Investments.

VIRTUS WCM INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$91,642	$84,467	$7,175	$—
Short-Term Investment	4,854	4,854	—	—

Total Investments	$96,496	$89,321	$7,175	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Fund with an end of period value of $7,175 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

See Notes to Schedule of Investments.

VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—98.6%
Consumer Discretionary—25.6%
Amazon.com, Inc.(1)	1,300	$1,881
lululemon athletica, inc.(1)	5,500	490
MercadoLibre, Inc.	4,200	1,497
Netflix, Inc.(1)	7,600	2,245
Shake Shack, Inc. Class A(1)	10,950	456
Tesla, Inc.(1)	5,500	1,464
Wayfair, Inc. Class A(1)	9,600	648

		8,681

Financials—5.1%
Charles Schwab Corp. (The)	24,200	1,264
First Republic Bank	5,000	463

		1,727

Health Care—16.4%
Celgene Corp.(1)	9,000	803
Exact Sciences Corp.(1)	34,000	1,371
Medidata Solutions, Inc.(1)	12,000	754
Nevro Corp.(1)	8,800	763
Portola Pharmaceuticals, Inc.(1)	14,000	457
Regeneron Pharmaceuticals, Inc.(1)	1,000	344
Teladoc, Inc.(1)	27,000	1,088

		5,580

Industrials—7.7%
CoStar Group, Inc.(1)	2,400	871
XPO Logistics, Inc.(1)	17,100	1,741

		2,612

Information Technology—43.8%
2U, Inc.(1)	15,400	1,294
Activision Blizzard, Inc.	7,000	472
Adobe Systems, Inc.(1)	4,300	929
Alibaba Group Holding Ltd. Sponsored ADR(1)	6,500	1,193
Alphabet, Inc. Class A(1)	550	570

	Shares	Value

Information Technology—continued
Facebook, Inc. Class A(1)	7,300	$1,167
Monolithic Power Systems, Inc.	12,000	1,389
NVIDIA Corp.	4,600	1,065
Okta, Inc.(1)	11,500	458
Paylocity Holding Corp.(1)	8,500	436
PayPal Holdings, Inc.(1)	14,300	1,085
Proofpoint, Inc.(1)	6,500	739
Sea Ltd. ADR(1)	14,000	158
ServiceNow, Inc.(1)	4,800	794
Shopify, Inc. Class A(1)	11,500	1,433
Square, Inc. Class A(1)	1,700	84
Take-Two Interactive Software, Inc.(1)	3,500	342
Zillow Group, Inc. Class C(1)	23,500	1,264

		14,872
TOTAL COMMON STOCKS (Identified Cost $19,314)		33,472
TOTAL LONG-TERM INVESTMENTS—98.6% (Identified Cost $19,314)		33,472
SHORT-TERM INVESTMENT—1.2%
MONEY MARKET MUTUAL FUND—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(2)	396,262	396
TOTAL SHORT-TERM INVESTMENT (Identified Cost $396)		396
TOTAL INVESTMENTS—99.8% (Identified Cost $19,710)		33,868
Other assets and liabilities, net—0.2%		73

NET ASSETS—100.0%		$33,941

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
Canada	4
Cayman Islands	4
Total Investments	100%
† % of total investments as of March 31, 2018

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$33,472	$33,472	$—	$—
Short-Term Investment	396	396	—	—

Total Investments	$33,868	$33,868	$—	$—

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS CONSERVATIVE ALLOCATION STRATEGY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

AFFILIATED MUTUAL FUNDS(1) —97.9%
Equity Funds—35.8%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6	71,789	$1,129
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6	88,403	1,111
Virtus Duff & Phelps Global Infrastructure Fund - Class R6	75,461	1,071
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6	52,283	1,497
Virtus KAR Capital Growth Fund - Class R6(2)	61,910	1,088
Virtus KAR International Small-Cap Fund - Class R6	65,783	1,150
Virtus KAR Small-Cap Growth Fund - Class R6(2)	38,360	1,153
Virtus KAR Small-Cap Value Fund - Class R6	72,349	1,335
Virtus Rampart Enhanced Core Equity Fund - Class R6(2)	51,134	953
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6	94,588	1,146
Virtus WCM International Equity Fund - Class R6	136,235	1,673

		13,306

Fixed Income Funds—62.1%
Virtus Newfleet High Yield Fund - Class R6	448,841	1,854
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6	710,024	7,249
Virtus Seix Core Bond Fund - Class R6	179,908	1,873

	Shares	Value

Fixed Income Funds—continued
Virtus Seix Floating Rate High Income Fund - Class R6	342,513	$2,987
Virtus Seix Total Return Bond Fund - Class R6	713,991	7,282
Virtus Seix U.S. Government Securities Ultra Short Bond Fund - Class R6	186,460	1,868

		23,113
TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $35,274)		36,419
TOTAL LONG-TERM INVESTMENTS—97.9% (Identified Cost $35,274)		36,419
SHORT-TERM INVESTMENT—2.4%
MONEY MARKET MUTUAL FUND(1) —2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	877,711	878
TOTAL SHORT-TERM INVESTMENT (Identified Cost $878)		878
TOTAL INVESTMENTS—100.3% (Identified Cost $36,152)		37,297
Other assets and liabilities, net—(0.3)%		(110)

NET ASSETS—100.0%		$37,187

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing security.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Affiliated Mutual Funds	$36,419	$36,419	$—	$—
Short-Term Investment	878	878	—	—

Total Investments	$37,297	$37,297	$—	$—

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS GROWTH ALLOCATION STRATEGY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

AFFILIATED MUTUAL FUNDS(1) —97.6%
Equity Funds—74.3%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6	344,977	$5,426
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6	381,346	4,794
Virtus Duff & Phelps Global Infrastructure Fund - Class R6	206,439	2,929
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6	198,038	5,670
Virtus KAR Capital Growth Fund - Class R6(2)	237,488	4,173
Virtus KAR International Small-Cap Fund - Class R6	183,510	3,210
Virtus KAR Small-Cap Growth Fund - Class R6(2)	93,315	2,804
Virtus KAR Small-Cap Value Fund - Class R6	234,205	4,321
Virtus Rampart Enhanced Core Equity Fund - Class R6(2)	295,552	5,506
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6	452,732	5,487
Virtus Vontobel Foreign Opportunities Fund - Class R6	190,434	6,618
Virtus WCM International Equity Fund - Class R6	588,133	7,222

		58,160

Fixed Income Funds—23.3%
Virtus Newfleet High Yield Fund - Class R6	552,281	2,281

	Shares	Value

Fixed Income Funds—continued
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6	712,729	$7,277
Virtus Seix Floating Rate High Income Fund - Class R6	446,221	3,891
Virtus Seix Total Return Bond Fund - Class R6	470,419	4,798

		18,247
TOTAL AFFILIATED MUTUAL FUNDS
(Identified Cost $69,563)		76,407
TOTAL LONG-TERM INVESTMENTS—97.6% (Identified Cost $69,563)		76,407
SHORT-TERM INVESTMENT—2.4%
MONEY MARKET MUTUAL FUND(1) —2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	1,875,698	1,876
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $1,876)		1,876
TOTAL INVESTMENTS—100.0% (Identified Cost $71,439)		78,283
Other assets and liabilities, net—(0.0)%		(28)

NET ASSETS—100.0%		$78,255

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing security.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Affiliated Mutual Funds	$76,407	$76,407	$—	$—
Short-Term Investment	1,876	1,876	—	—

Total Investments	$78,283	$78,283	$—	$—

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—50.5%
U.S. Treasury Bond 2.750%, 11/15/47	$15,497	$14,782
U.S. Treasury Note
0.750%, 8/15/19	10,716	10,505
1.375%, 4/30/20	15,422	15,124
1.375%, 5/31/21	14,978	14,494
1.875%, 1/31/22	8,681	8,482
1.875%, 7/31/22	10,584	10,297
2.750%, 2/15/28	21,068	21,063
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $94,797)		94,747
MORTGAGE-BACKED SECURITIES—25.3%
Agency—19.5%
Federal Home Loan Mortgage Corporation
Pool #C04123
4.000%, 7/1/42	742	767
Pool #G05606
4.500%, 7/1/39	611	647
Pool #G08347
4.500%, 6/1/39	101	107
Pool #G08353
4.500%, 7/1/39	132	139
Pool #G08372
4.500%, 11/1/39	388	411
Pool #G60019
4.500%, 3/1/44	1,349	1,417
Pool #G60126
4.500%, 11/1/41	37	39
Pool #G60661
4.000%, 7/1/46	2,750	2,832
Pool #Q13801
3.000%, 12/1/42	181	178
Pool #Q31645
4.000%, 2/1/45	102	105
Pool #Q35611
4.000%, 9/1/45	1,023	1,053
Pool #Q37163
3.500%, 11/1/45	548	551
Pool #Q38473
4.000%, 1/1/46	682	702
Pool #Q40123
3.500%, 4/1/46	543	547
Pool #Q40124
3.500%, 4/1/46	689	693
Pool #V81992
4.000%, 10/1/45	1,256	1,293
Federal National Mortgage Association
Pool #AL0215
4.500%, 4/1/41	600	635
Pool #AL6223
4.500%, 8/1/44	633	665
Pool #AL7497
3.500%, 9/1/40	1,926	1,943
Pool #AP7874
3.500%, 10/1/42	168	170
Pool #AS6515
4.000%, 1/1/46	1,008	1,035
Pool #AS9571
3.500%, 5/1/42	1,115	1,124

	Par Value	Value
Agency—continued
Pool #AW8154
3.500%, 1/1/42	$985	$994
Pool #AY2685
4.500%, 1/1/45	70	73
Pool #AZ0572
3.000%, 6/1/42	389	382
Pool #AZ9213
4.000%, 10/1/45	1,104	1,137
Pool #BA4799
4.000%, 2/1/46	533	549
Pool #BC2470
3.500%, 2/1/46	442	445
Pool #BE5050
4.000%, 9/1/45	916	943
Pool #MA0639
4.000%, 2/1/41	179	185
Pool #MA2190
4.000%, 2/1/45	573	589
Pool #MA2341
4.500%, 6/1/45	46	48
Government National Mortgage Association
Pool #AM0226
4.000%, 5/15/45	766	789
Pool #AM8631
4.000%, 7/15/45	488	503
Pool #AN5766
4.000%, 7/15/45	237	245
Pool #AV6530
4.000%, 8/20/46	247	254
Pool #MA4072
5.000%, 11/20/46	296	315
Pool #MA4838
4.000%, 11/20/47	5,370	5,529
Pool #MA4901
4.000%, 12/20/47	3,496	3,596
Pool #MA4963
4.000%, 1/20/48	746	768
Pool #MA5078
4.000%, 3/20/48	2,157	2,221

		36,618

Non-Agency—5.8%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(1)	565	572
FREMF Mortgage Trust
2012-K21, B 144A
3.938%, 7/25/45(1)(2)	585	596
2013-K25, B 144A
3.620%, 11/25/45(1)(2)	740	745
2013-K713, B 144A
3.164%, 4/25/46(1)(2)	480	481
GS Mortgage Securities Trust
2010-C1, A2 144A
4.592%, 8/10/43(1)	1,011	1,043
2012-ALOH, A 144A
3.551%, 4/10/34(1)	905	920
2012-BWTR, A 144A
2.954%, 11/5/34(1)	815	799
2012-BWTR, B 144A
3.255%, 11/5/34(1)	1,195	1,169
MAD Mortgage Trust 2017-330M, A 144A
2.976%, 8/15/34(1)(2)	485	480

See Notes to Schedule of Investments.

VIRTUS SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
Morgan Stanley Capital I Trust
2014-150E, A 144A
3.912%, 9/9/32(1)	$280	$286
2014-CPT, A 144A
3.350%, 7/13/29(1)	770	777
2014-CPT, AM 144A
3.402%, 7/13/29(1)(2)	615	617
VNDO Mortgage Trust 2013-PENN, B 144A 3.947%, 12/13/29(1)(2)	1,125	1,137
WFRBS Commercial Mortgage Trust
2012-C10, AS
3.241%, 12/15/45	600	592
2012-C6, AS
3.835%, 4/15/45	638	649

		10,863
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $48,343)		47,481
ASSET-BACKED SECURITIES—5.3%
Automobiles—0.6%
Ford Credit Auto Owner Trust 2014-2, A 144A 2.310%, 4/15/26(1)	1,060	1,054

Credit Card—3.9%
Cabela’s Credit Card Master Note Trust 2014-2, A (1 month LIBOR + 0.450%) 2.227%, 7/15/22(2)	845	848
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.270%, 5/15/28(2)	396	393
2017-A5, A5 (1 month LIBOR + 0.580%) 2.357%, 7/15/27(2)	1,330	1,343
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.535%, 5/14/29(2)	1,405	1,419
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.377%, 12/15/26(2)	1,830	1,846
Master Credit Card Trust II 2018-1A, A (1 month LIBOR + 0.490%) 144A 2.331%, 7/22/24(1)(2)	765	765
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	795	781

		7,395

Other—0.8%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	698	710

	Par Value	Value
Other—continued
Verizon Owner Trust 2017-1A, A 144A 2.060%, 9/20/21(1)	$760	$752

		1,462
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $9,860)		9,911
CORPORATE BONDS AND NOTES—20.4%

Consumer Discretionary—0.4%
General Motors Co. 5.200%, 4/1/45	835	811

Consumer Staples—1.3%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	675	683
CVS Health Corp. 4.780%, 3/25/38	561	568
Japan Tobacco, Inc. 144A 2.100%, 7/23/18(1)	1,187	1,186

		2,437

Energy—3.9%
Andeavor Logistics LP 4.250%, 12/1/27	210	205
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	668	630
Boardwalk Pipelines LP 4.450%, 7/15/27	247	240
Energy Transfer Partners LP 5.300%, 4/15/47	590	553
Enterprise Products Operating LLC 5.375%, 2/15/78	657	628
HollyFrontier Corp. 5.875%, 4/1/26	891	958
Nabors Industries, Inc. 5.500%, 1/15/23	601	588
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	894	880
Schlumberger Holdings Corp. 144A
3.000%, 12/21/20(1)	454	453
144A 4.000%, 12/21/25(1)	757	769
Schlumberger Investment SA 144A 3.300%, 9/14/21(1)	285	286
Shell International Finance BV 1.750%, 9/12/21	402	385
TechnipFMC plc 144A 3.450%, 10/1/22(1)	127	125
Transcanada Trust 5.300%, 3/15/77	117	116
Woodside Finance Ltd. 144A 4.600%, 5/10/21(1)	550	566

		7,382

Financials—7.1%
AerCap Ireland Capital DAC 3.875%, 1/23/28	641	611
Bank of America Corp.
3.366%, 1/23/26	1,010	982
3.593%, 7/21/28	522	507

See Notes to Schedule of Investments.

VIRTUS SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Financials—continued
BNP Paribas SA 144A 3.500%, 11/16/27(1)	$ 912	$872
Citigroup, Inc. 3.887%, 1/10/28	618	614
Credit Suisse Group AG 144A 3.869%, 1/12/29(1)	627	606
Fifth Third Bank 2.200%, 10/30/20	326	318
Jefferies Group LLC 4.150%, 1/23/30	375	349
JPMorgan Chase & Co. 3.540%, 5/1/28	613	599
Lazard Group LLC 3.750%, 2/13/25	868	854
Morgan Stanley
3.591%, 7/22/28	467	451
4.375%, 1/22/47	535	547
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(1)	556	586
PNC Bank NA 2.150%, 4/29/21	715	695
Progressive Corp. (The) 5.375%, (3)	783	792
Santander UK Group Holdings plc 3.373%, 1/5/24	902	882
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(1)	638	624
Travelers Cos., Inc. (The) 4.050%, 3/7/48	691	696
UBS AG 144A 2.450%, 12/1/20(1)	425	417
US Bank NA 2.050%, 10/23/20	374	366
Wells Fargo & Co. 3.069%, 1/24/23	894	879

		13,247

Health Care—1.0%
Anthem, Inc. 4.550%, 3/1/48	405	407
Eli Lilly & Co. 3.950%, 5/15/47	450	459
Howard Hughes Medical Institute 3.500%, 9/1/23	334	341
Medtronic, Inc.
3.500%, 3/15/25	146	146
4.625%, 3/15/45	355	388
Novartis Securities Investment Ltd. 5.125%, 2/10/19	215	219

		1,960

Industrials—2.2%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	410	414
CSX Corp. 4.300%, 3/1/48	563	559
ERAC USA Finance LLC 144A 5.250%, 10/1/20(1)	283	297
Johnson Controls International plc 4.500%, 2/15/47	463	468

	Par Value	Value
Industrials—continued
L3 Technologies, Inc. 3.850%, 12/15/26	$264	$261
Rockwell Collins, Inc. 3.500%, 3/15/27	874	843
United Airlines Pass-Through-Trust
2016-1, A 3.450%, 7/7/28	286	279
2018-1, AA 3.500%, 3/1/30	681	673
Xylem, Inc. 3.250%, 11/1/26	257	249

		4,043

Information Technology—2.0%
Apple, Inc. 3.000%, 6/20/27	324	312
Arrow Electronics, Inc. 3.875%, 1/12/28	280	271
NVIDIA Corp. 3.200%, 9/16/26	377	363
Oracle Corp. 2.650%, 7/15/26	1,137	1,063
TSMC Global Ltd. 144A 1.625%, 4/3/18(1)	1,673	1,673

		3,682

Materials—1.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	752	877
Newmont Mining Corp. 6.250%, 10/1/39	851	1,031

		1,908

Real Estate—0.7%
Boston Properties LP 3.650%, 2/1/26	319	312
Digital Realty Trust LP
3.950%, 7/1/22	627	638
4.750%, 10/1/25	362	378

		1,328

Telecommunication Services—0.5%
AT&T, Inc. 2.375%, 11/27/18	532	532
Verizon Communications, Inc. 5.012%, 4/15/49	303	313

		845

Utilities—0.3%
Duke Energy Corp. 3.750%, 9/1/46	617	558

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $38,051)		38,201

TOTAL LONG-TERM INVESTMENTS—101.5%
(Identified Cost $191,051)		190,340

See Notes to Schedule of Investments.

VIRTUS SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

SHORT-TERM INVESTMENT—0.8%
MONEY MARKET MUTUAL FUND—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(4)	1,540,611	$1,541
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $1,541)		1,541
TOTAL INVESTMENTS—102.3%
(Identified Cost $192,592)		191,881
Other assets and liabilities, net—(2.3)%		(4,314)

NET ASSETS—100.0%		$187,567

Abbreviation:
LIBOR London Interbank Offered Rate

Footnote Legend:

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $21,777 or 11.6% of net assets.

(2)  Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)  No contractual maturity date.

(4)  Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	94%
Ireland	1
Taiwan	1
Australia	1
Japan	1
Switzerland	1
United Kingdom	1

Total Investments	100%

† % of total investments as of March 31, 2018

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,911	$—	$9,911	$—
Corporate Bonds And Notes	38,201	—	38,201	—
Mortgage-Backed Securities	47,481	—	47,481	—
U.S. Government Securities	94,747	—	94,747	—
Equity Securities:
Short-Term Investment	1,541	1,541	—	—

Total Investments	$191,881	$1,541	$190,340	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—7.9%
U.S. Treasury Note
1.875%, 1/31/22	$1,060	$ 1,036
2.750%, 2/15/28	151	151

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $1,186)		1,187

CORPORATE BONDS AND NOTES—88.3%
Consumer Discretionary—2.5%
General Motors Co. 5.200%, 4/1/45	197	192
Home Depot, Inc. (The) 2.625%, 6/1/22	185	182

		374

Consumer Staples—2.6%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	220	223
CVS Health Corp. 4.780%, 3/25/38	167	169

		392

Energy—24.2%
Andeavor Logistics LP 4.250%, 12/1/27	232	226
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	199	188
Boardwalk Pipelines LP 4.450%, 7/15/27	97	94
BP Capital Markets plc 2.112%, 9/16/21	470	454
Chevron Corp. 1.686%, 2/28/19	80	80
Energy Transfer Partners LP 5.300%, 4/15/47	169	158
Ensco plc
4.500%, 10/1/24	161	129
5.200%, 3/15/25	116	94
5.750%, 10/1/44	116	79
Enterprise Products Operating LLC 5.375%, 2/15/78	245	234
Exxon Mobil Corp. 1.912%, 3/6/20	80	79
HollyFrontier Corp. 5.875%, 4/1/26	266	286
Nabors Industries, Inc. 5.500%, 1/15/23	220	215
Oceaneering International, Inc. 6.000%, 2/1/28	186	184
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	258	254
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(1)	162	162
144A 4.000%, 12/21/25(1)	257	261
Shell International Finance BV
2.000%, 11/15/18	35	35
1.750%, 9/12/21	123	118
TechnipFMC plc 144A 3.450%, 10/1/22(1)	55	54

	Par Value	Value
Energy—continued
Transcanada Trust 5.300%, 3/15/77	$ 252	$ 249

		3,633

Financials—30.8%
AerCap Ireland Capital DAC 3.875%, 1/23/28	190	181
Bank of America Corp. 3.366%, 1/23/26	300	292
BNP Paribas SA 144A 3.500%, 11/16/27(1)	270	258
Citigroup, Inc. 3.887%, 1/10/28	239	238
Credit Suisse Group AG 144A 3.869%, 1/12/29(1)	250	242
Jefferies Group LLC 4.150%, 1/23/30	306	285
John Deere Capital Corp. 1.950%, 3/4/19	80	80
JPMorgan Chase & Co. 3.540%, 5/1/28	300	293
Lazard Group LLC
4.250%, 11/14/20	234	240
3.750%, 2/13/25	296	291
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	250	243
Morgan Stanley
3.125%, 1/23/23	195	192
3.591%, 7/22/28	123	119
4.375%, 1/22/47	153	156
PNC Bank NA 2.150%, 4/29/21	250	243
Progressive Corp. (The) 5.375%, (2)	234	237
Royal Bank of Scotland Group plc 5.125%, 5/28/24	270	274
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(1)	227	222
Travelers Cos., Inc. (The) 4.050%, 3/7/48	206	207
Wells Fargo & Co. 3.069%, 1/24/23	351	345

		4,638

Health Care—4.3%
Anthem, Inc. 4.550%, 3/1/48	120	120
Eli Lilly & Co. 3.950%, 5/15/47	136	139
Medtronic, Inc.
3.500%, 3/15/25	63	63
4.625%, 3/15/45	107	117
Roche Holdings, Inc. 144A 2.250%, 9/30/19(1)	216	215

		654

Industrials—7.2%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	123	124

See Notes to Schedule of Investments.

VIRTUS SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Industrials—continued
CSX Corp. 4.300%, 3/1/48	$ 168	$ 167
Johnson Controls International plc 4.500%, 2/15/47	149	151
L3 Technologies, Inc. 3.850%, 12/15/26	97	96
Rockwell Collins, Inc. 3.500%, 3/15/27	249	240
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	107	105
2018-1, AA 3.500%, 3/1/30	207	204

		1,087

Information Technology—8.5%
Apple, Inc. 3.000%, 6/20/27	380	366
Arrow Electronics, Inc. 3.875%, 1/12/28	93	90
Intel Corp. 2.450%, 7/29/20	80	80
Jabil, Inc. 3.950%, 1/12/28	305	295
NVIDIA Corp. 3.200%, 9/16/26	118	114
TSMC Global Ltd. 144A 1.625%, 4/3/18(1)	200	200
VMware, Inc. 2.300%, 8/21/20	141	137

		1,282

Materials—2.2%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	160	187
Newmont Mining Corp. 6.250%, 10/1/39	119	144

		331

Real Estate—3.0%
American Campus Communities Operating Partnership LP 3.625%, 11/15/27	326	310
Simon Property Group LP 3.375%, 12/1/27	145	139

		449

Telecommunication Services—0.7%
Verizon Communications, Inc. 5.012%, 4/15/49	96	99

Utilities—2.3%
Duke Energy Corp. 3.750%, 9/1/46	167	151

	Par Value		Value
Utilities—continued
FirstEnergy Transmission LLC 144A 5.450%, 7/15/44(1)	$ 166		$190

			341

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $13,423)			13,280

	Shares
PREFERRED STOCK—1.2%
Financials—1.2%
Bank of America Corp., 5.875%	171	(3)	172

TOTAL PREFERRED STOCK (Identified Cost $171)			172

TOTAL LONG-TERM INVESTMENTS—97.4% (Identified Cost $14,780)			14,639

SHORT-TERM INVESTMENT—3.3%
MONEY MARKET MUTUAL FUND—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(4)	504,449		504

TOTAL SHORT-TERM INVESTMENT (Identified Cost $504)			504

TOTAL INVESTMENTS—100.7%
(Identified Cost $15,284)			15,143
Other assets and liabilities, net—(0.7)%			(109)

NET ASSETS—100.0%			$15,034

Footnote Legend:

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $1,928 or 12.8% of net assets.
(2)	No contractual maturity date.
(3)	Value shown as par value.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†

United States	81%
United Kingdom	7
Ireland	4
France	2
Canada	2
Switzerland	1
Taiwan	1
Other	2

Total Investments	100%

† % of total investments as of March 31, 2018

See Notes to Schedule of Investments.

VIRTUS SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$13,280	$—	$13,280	$—
U.S. Government Securities	1,187	—	1,187	—
Equity Securities:
Preferred Stock	172	—	172	—
Short-Term Investment	504	504	—	—

Total Investments	$15,143	$504	$14,639	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

ASSET-BACKED SECURITIES—0.2%
Collateralized Loan Obligations—0.2%
Dryden 37 Senior Loan Fund 2015-37A, FR (3 month LIBOR + 7.480%) 144A 9.200%, 1/15/31(1)(2)	$3,000	$2,873
2018-64A 7.819%, 4/18/31	3,000	2,970
Neuberger Berman CLO XIV Ltd. 2013-14A, ER (3 month LIBOR + 6.450%) 144A 8.210%, 1/28/30(1)(2)	3,000	3,025
Trinitas CLO VII Ltd. 2017-7A, D (3 month LIBOR + 3.500%) 144A 5.198%, 1/25/31(1)(2)	1,000	1,012
Venture 31 CLO Ltd. 2018-31A, E (3 month LIBOR + 5.310%) 144A 7.622%, 4/20/31(1)(2)(3)	1,500	1,455

		11,335
TOTAL ASSET-BACKED SECURITIES (Identified Cost $11,267)		11,335
CORPORATE BONDS AND NOTES—3.9%
Consumer Discretionary—0.4%
Altice Luxembourg SA 144A 7.750%, 5/15/22(1)	3,000	2,782
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	1,000	949
Cequel Communications Holdings I LLC 144A 7.750%, 7/15/25(1)	7,000	7,402
DISH DBS Corp. 7.750%, 7/1/26	3,000	2,824
Intelsat Jackson Holdings SA 7.250%, 10/15/20	2,300	2,128
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	1,650	1,712
MGM Resorts International 7.750%, 3/15/22	5,019	5,590
Motors Liquidation Co. Escrow 8.375%, 7/15/33(4)(5)	10,000	—
7.200%, 1/15/49(4)(5)	10,000	—
Weight Watchers International, Inc. 144A 8.625%, 12/1/25(1)	1,300	1,385

		24,772

Consumer Staples—0.2%
Rite Aid Corp. 144A 6.125%, 4/1/23(1)	3,000	3,026
US Foods, Inc. 144A 5.875%, 6/15/24(1)	8,000	8,180

		11,206

Energy—0.6%
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(3)	34,063	33,552

	Par Value	Value
Energy—continued
Rowan Cos., Inc. 4.875%, 6/1/22	$5,000	$4,550

		38,102

Financials—0.5%
Ally Financial, Inc. 7.500%, 9/15/20	6,000	6,488
CSC Holdings LLC 144A 10.125%, 1/15/23(1)	2,000	2,220
Ditech Holding Corp. PIK Interest Capitalization 9.000%, 12/31/24(6)	1,857	1,539
Nationstar Mortgage LLC 7.875%, 10/1/20	5,517	5,627
Navient Corp. 8.000%, 3/25/20	10,000	10,625
VFH Parent LLC 144A 6.750%, 6/15/22(1)	5,000	5,281
VICI Properties 1 LLC 8.000%, 10/15/23	2,317	2,566

		34,346

Health Care—0.3%
HCA Healthcare, Inc. 6.250%, 2/15/21	5,000	5,250
Hologic, Inc. 144A 4.625%, 2/1/28(1)	1,000	960
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	5,000	4,705
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/23	2,000	1,694
Valeant Pharmaceuticals International, Inc. 144A 7.500%, 7/15/21(1)	5,000	5,037

		17,646

Industrials—0.7%
Bombardier, Inc. 144A 7.750%, 3/15/20(1)	7,000	7,481
Engility Corp. 8.875%, 9/1/24	22,000	22,873
Harland Clarke Holdings Corp. 144A 8.375%, 8/15/22(1)	5,000	5,088
Laureate Education, Inc. 144A 8.250%, 5/1/25(1)	5,000	5,363

		40,805

Information Technology—0.2%
Alliance Data Systems Corp. 144A 5.875%, 11/1/21(1)	5,000	5,100
Dell International LLC 144A 7.125%, 6/15/24(1)	8,000	8,540

		13,640

Materials—0.1%
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	5,000	5,234

Real Estate—0.4%
iStar, Inc. 5.000%, 7/1/19	5,000	5,016

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Real Estate—continued
4.625%, 9/15/20	$ 600	$ 601
6.500%, 7/1/21	1,400	1,430
6.000%, 4/1/22	10,000	10,025
Realogy Group LLC 144A 5.250%, 12/1/21(1)	5,000	5,026
Starwood Property Trust, Inc. 5.000%, 12/15/21	5,250	5,355

		27,453

Telecommunication Services—0.3%
Altice Luxembourg SA 144A 7.625%, 2/15/25(1)	3,000	2,565
Intelsat Jackson Holdings SA 144A 9.750%, 7/15/25(1)	5,000	4,669
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	10,000	10,250

		17,484

Utilities—0.2%
Talen Energy Supply LLC 6.500%, 6/1/25	5,000	3,525
144A 9.500%, 7/15/22(1)	4,475	4,341
144A 10.500%, 1/15/26(1)	3,500	3,010

		10,876
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $242,965)		241,564
LEVERAGED LOANS(2)—90.9%
Aerospace—2.5%
Aerojet Rocketdyne Holdings, Inc. (1 month LIBOR + 2.250%) 4.127%, 6/17/21	8,367	8,283
Air Canada Tranche B (3 month LIBOR + 2.000%) 3.984%, 10/6/23	10,292	10,335
AM General LLC Second Lien (1 month LIBOR + 11.750%) 13.627%, 6/21/22	7,000	7,245
American Airlines, Inc.
2017 (1 month LIBOR + 2.000%) 3.740%, 10/10/21	5,657	5,665
2017, Tranche B (1 month LIBOR + 2.000%) 3.877%, 4/28/23	11,805	11,802
2017, Tranche B (1 month LIBOR + 2.000%) 3.777%, 12/14/23	11,415	11,422
Engility Corp.
Tranche B-1 (3 month LIBOR + 2.250%) 0.000%, 8/12/20(7)	9,543	9,550
Tranche B-2 (3 month LIBOR + 2.750%) 0.000%, 8/14/23(7)	21,129	21,114
MB Aerospace Holdings II Corp. First Lien (1 month LIBOR + 3.500%) 5.377%, 1/22/25(8)	2,070	2,087
Sequa Mezzanine Holdings LLC
First Lien (3 month LIBOR + 5.000%) 7.071%, 11/28/21	8,256	8,352
Second Lien (3 month LIBOR + 9.000%) 10.752%, 4/28/22	2,090	2,116

	Par Value	Value
Aerospace—continued
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%) 5.630%, 7/7/22	$ 24,153	$ 24,345
Transdigm, Inc.
Tranche E (1 month LIBOR + 2.750%) 4.627%, 5/16/22	12,437	12,466
Tranche F (3 month LIBOR + 2.750%) 4.839%, 6/9/23	8,976	8,999
WP CPP Holdings LLC Tranche B-3, First Lien (3 month LIBOR + 3.500%) 5.272%, 12/28/19	8,076	8,056

		151,837

Chemicals—4.7%
Albaugh LLC 2017 (1 month LIBOR + 3.500%) 0.000%, 12/6/24(7)	4,821	4,866
Alpha US Bidco, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 5.302%, 1/31/24	4,228	4,259
Chemours Co. (The) Tranche B-2 (3 month LIBOR + 1.750%) 0.000%, 4/3/25(7)	8,615	8,590
Emerald Performance Materials LLC
First Lien (1 month LIBOR + 3.500%) 5.377%, 8/2/21	1,139	1,149
Second Lien (1 month LIBOR + 7.750%) 9.627%, 8/1/22	22,196	22,162
Ferro Corp. (1 month LIBOR + 2.500%) 4.377%, 2/14/24	8,430	8,459
Gemini HDPE LLC 2024 (3 month LIBOR + 2.500%) 4.280%, 8/7/24	18,129	18,197
HB Fuller Co. (1 month LIBOR + 2.250%) 4.072%, 10/20/24	22,834	22,934
Ineos Styrolution US Holding LLC 2024 (2 month LIBOR + 2.000%) 3.994%, 3/29/24	11,740	11,762
Ineos US Finance LLC 2024 (1 month LIBOR + 2.000%) 3.877%, 3/31/24	63,127	63,253
Invictus US LLC
First Lien (3 month LIBOR + 3.000%) 0.000%, 2/14/25(7)	2,495	2,512
Second Lien (3 month LIBOR + 6.750%) 0.000%, 3/28/26(7)	845	856
Macdermid, Inc.
Tranche B-6 (1 month LIBOR + 3.000%) 4.877%, 6/7/23	5,485	5,516
Tranche B-7 (1 month LIBOR + 2.500%) 4.377%, 6/8/20	7,699	7,722
Minerals Technologies, Inc.
2017, Tranche B-1 (3 month LIBOR + 2.250%) 4.290%, 2/14/24	7,103	7,143
Tranche B-2 4.750%, 5/7/21(9)	16,808	16,976
New Arclin US Holding Corp. (3 month LIBOR + 3.500%) 0.000%, 2/14/24(7)	5,969	6,011
Oxea Corp. Tranche B-2 (3 month LIBOR + 3.500%) 5.250%, 10/14/24	6,264	6,287
PQ Corp. Tranche B-1 (3 month LIBOR + 2.500%) 4.291%, 2/8/25	16,598	16,658

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Chemicals—continued
Trinseo Materials Operating SCA Tranche B (1 month LIBOR + 2.500%) 4.377%, 9/6/24	$ 9,107	$ 9,138
Tronox Finance LLC
First Lien (3 month LIBOR + 3.000%) 5.302%, 9/23/24	13,898	14,016
First Lien (3 month LIBOR + 3.000%) 5.302%, 9/23/24	6,022	6,074
Univar USA, Inc. Tranche B-3 (1 month LIBOR + 2.500%) 4.377%, 7/1/24	5,061	5,093
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 4.000%) 6.302%, 10/28/24	6,404	6,457
Second Lien (3 month LIBOR + 8.250%) 10.022%, 10/27/25	4,050	4,050
Venator Materials LLC (1 month LIBOR + 3.000%) 4.877%, 8/8/24	5,826	5,855

		285,995

Consumer Durables—0.2%
American Bath Group LLC (3 month LIBOR + 5.250%) 7.552%, 9/30/23	10,282	10,381
WKI Holding Company, Inc. (3 month LIBOR + 4.000%) 0.000%, 4/25/24(7)(8)	1,730	1,730

		12,111

Consumer Nondurables—0.5%
Alphabet Holding Co., Inc. First Lien (1 month LIBOR + 3.500%) 5.377%, 9/26/24	5,390	5,002
Eastman Kodak Co. (3 month LIBOR + 6.250%) 8.031%, 9/3/19	9,006	8,465
Hercules Achievement, Inc. First Lien (1 month LIBOR + 3.500%) 5.377%, 12/16/24	8,718	8,786
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.750%) 7.052%, 6/30/24	3,737	3,780
Prestige Brands, Inc. Tranche B-4 (1 month LIBOR + 2.000%) 0.000%, 1/26/24(7)	4,604	4,613
Recess Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 6.203%, 9/30/24	2,204	2,213

		32,859

Energy—4.4%
Azure Midstream Energy LLC (1 month LIBOR + 7.500%) 8.377%, 11/15/18	14,018	13,621
BCP Raptor LLC (2 month LIBOR + 4.250%) 6.039%, 6/24/24	11,102	11,158
Blackbrush Oil & Gas LP (3 month LIBOR + 8.000%) 10.060%, 1/29/24	12,490	12,240
California Resources Corp.
(1 month LIBOR + 10.375%) 12.229%, 12/31/21	8,790	9,919
(1 month LIBOR + 4.750%) 6.572%, 12/31/22	5,840	5,919

	Par Value	Value
Energy—continued
Chesapeake Energy Corp. Tranche A (3 month LIBOR + 7.500%) 9.444%, 8/23/21	$ 23,745	$ 25,191
Chief Exploration & Development LLC Second Lien (2 month LIBOR + 6.500%) 8.416%, 5/16/21	6,265	6,202
Crestwood Holdings LLC (3 month LIBOR + 7.500%) 9.186%, 2/28/23	18,710	18,570
EMG Utica LLC (3 month LIBOR + 3.750%) 5.593%, 3/27/20	18,722	18,804
Energy Transfer Equity LP (1 month LIBOR + 2.000%) 3.854%, 2/2/24	21,471	21,417
FTS International, Inc. (1 month LIBOR + 4.750%) 6.398%, 4/16/21	27,198	27,266
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 7.786%, 3/1/24	12,153	12,160
Hi-Crush Partners LP (3 month LIBOR + 4.000%) 0.000%, 12/16/24(7)	13,307	13,406
KCA Deutag Alpha Ltd.
(3 month LIBOR + 5.750%) 7.654%, 5/15/20	15,304	15,266
(3 month LIBOR + 6.750%) 0.000%, 3/21/23(7)	15,960	15,960
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.127%, 10/30/24	2,788	2,781
Osum Production Corp. (3 month LIBOR + 5.500%) 7.802%, 7/31/20	4,026	3,382
Philadelphia Energy Solutions Refining & Marketing LLC
(1 month LIBOR + 6.250%) 8.127%, 1/2/23	2,583	2,600
(3 month PRIME + 4.000%) 8.750%, 4/4/18(5)	11,734	10,033
Riverstone Utopia Member LLC (1 month LIBOR + 4.250%) 6.036%, 10/17/24	3,775	3,784
Sheridan Investment Partners II LP (3 month LIBOR + 3.500%) 5.490%, 12/16/20	6,114	5,304
Sheridan Production Partners II-A LP (3 month LIBOR + 3.500%) 5.490%, 12/16/20	851	738
Sheridan Production Partners II-M LP (3 month LIBOR + 3.500%) 5.490%, 12/16/20	317	275
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 0.000%, 9/27/24(7)	7,465	7,502
Ultra Resources, Inc. (1 month LIBOR + 3.000%) 4.765%, 4/12/24	2,145	2,121
Woodford Express LLC (1 month LIBOR + 5.000%) 6.877%, 1/27/25	5,820	5,721

		271,340

Financial—6.0%
AltiSource Solutions S.a.r.l.
Tranche B (1 month LIBOR + 3.500%) 5.377%, 12/9/20	20,507	20,353
Tranche B (3 month LIBOR + 4.000%) 0.000%, 3/29/24(7)	20,215	20,013

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Financial—continued
AmWINS Group, Inc. First Lien (1 month LIBOR + 2.750%)
4.558%, 1/25/24	$1,975	$1,985
Aretec Group, Inc.
Second Lien (1 month LIBOR + 2.000%) 7.148%, 5/24/21	22,605	22,619
Tranche B-1 (1 month LIBOR + 4.250%) 5.898%, 11/23/20	8,194	8,194
ASP MCS Acquisition Corp. (1 month LIBOR + 4.750%)
6.627%, 5/20/24	5,757	5,829
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.000%) 7.877%, 8/4/25	48,960	50,221
Tranche B-4 (1 month LIBOR + 2.750%) 4.627%, 8/4/22	42,320	42,559
Tranche B-6 (1 month LIBOR + 2.750%) 4.627%, 11/3/23	31,052	31,251
BCP Renaissance Parent LLC (3 month LIBOR + 4.000%)
0.000%, 10/31/24(7)	2,490	2,500
Dakota Holding Corp. (3 month LIBOR + 3.250%)
0.000%, 2/13/25(7)	6,835	6,844
Ditech Holding Corp. Tranche B (3 month LIBOR + 6.000%)
7.877%, 6/30/22	27,155	26,392
EVO Payments International LLC First Lien (1 month LIBOR + 4.000%)
5.880%, 12/22/23	4,975	5,012
Finco I LLC (1 month LIBOR + 2.750%)
4.627%, 12/27/22	13,074	13,221
Freedom Mortgage Corp. (1 month LIBOR + 4.750%)
6.611%, 2/23/22	11,292	11,396
Greenhill & Co., Inc. First Lien (3 month LIBOR + 3.750%)
5.704%, 10/12/22	5,555	5,589
iStar, Inc. Tranche B (1 month LIBOR + 3.000%)
4.766%, 10/1/21(3)	17,085	17,192
Jane Street Group LLC (1 month LIBOR + 3.750%)
5.627%, 8/25/22	4,348	4,365
Jefferies Finance LLC (2 month LIBOR + 2.500%)
4.313%, 8/2/24	2,384	2,384
LPL Holdings, Inc. Tranche B (3 month LIBOR + 2.250%)
4.556%, 9/23/24	2,910	2,918
Mitchell International, Inc.
First Lien (1 month LIBOR + 3.250%) 5.127%, 11/29/24	5,150	5,148
First Lien (3 month LIBOR + 0.000%) 3.250%, 11/29/24(10)	415	415
Second Lien (1 month LIBOR + 7.250%) 9.137%, 12/1/25	1,605	1,611
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%)
6.786%, 12/7/20	13,785	13,853
Russell Investments US Institutional Holdco, Inc. (3 month LIBOR + 3.250%)
4.943%, 6/1/23	10,577	10,621
Tempo Acquisition LLC (1 month LIBOR + 3.000%)
4.877%, 5/1/24	22,416	22,521
VFH Parent LLC Tranche B-1 (3 month LIBOR + 3.250%)
4.945%, 12/30/21	6,849	6,918

	Par Value	Value

Financial—continued
WisdomTree Investments, Inc. Tranche A, First Lien (3 month LIBOR + 1.750%)
0.000%, 1/29/21(7)	$4,995	$4,995

		366,919

Food / Tobacco—3.0%
Aramark Services, Inc. Tranche B-1 (1 month LIBOR + 2.000%)
3.877%, 3/11/25	5,541	5,576
BC Unlimited Liability Co. Tranche B-3 (3 month LIBOR + 2.250%)
4.339%, 2/16/24	57,872	57,884
Blue Buffalo Pet Products, Inc. (1 month LIBOR + 2.000%)
3.877%, 5/27/24	2,481	2,483
Carlisle Foodservice Products, Inc.
First Lien (3 month LIBOR + 3.000%) 0.000%, 3/14/25(7)	2,028	2,023
First Lien (3 month LIBOR + 3.000%) 0.000%, 3/14/25(7)	457	456
CHG PPC Parent LLC (3 month LIBOR + 2.750%) 0.000%, 3/23/25(7)	2,070	2,073
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.678%, 10/30/22	25,402	25,312
K-Mac Holdings Corp.
First Lien (3 month LIBOR + 3.250%) 5.036%, 3/7/25(8)	3,320	3,335
Second Lien (3 month LIBOR + 6.750%) 8.536%, 3/9/26(8)	1,680	1,699
Milk Specialties Co. (3 month LIBOR + 4.000%)
6.302%, 8/16/23	10,416	10,455
NPC International, Inc.
First Lien (1 month LIBOR + 3.500%) 5.377%, 4/19/24	3,519	3,565
Second Lien (1 month LIBOR + 7.500%) 9.377%, 4/18/25	1,265	1,290
Panera Bread Co. (3 month LIBOR + 2.000%)
0.000%, 6/13/22(7)	34,853	34,243
Post Holdings, Inc. Tranche A (1 month LIBOR + 2.000%)
3.880%, 5/24/24	17,423	17,449
Tacala Investment Corp.
First Lien (1 month LIBOR + 3.250%) 4.914%, 1/31/25	2,500	2,512
Second Lien (1 month LIBOR + 7.000%) 8.664%, 1/30/26	1,685	1,713
US Foods, Inc. (1 month LIBOR + 2.500%)
4.377%, 6/27/23	10,273	10,333

		182,401

Food and Drug—0.6%
Albertson’s LLC
2017-1, Tranche B-4 (1 month LIBOR + 2.750%) 4.627%, 8/25/21	8,831	8,717
2017-1, Tranche B-5 (3 month LIBOR + 3.000%) 5.292%, 12/21/22	1,764	1,744
2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 4.956%, 6/22/23	21,272	20,980
Supervalu, Inc.
(1 month LIBOR + 3.500%) 5.377%, 6/8/24	4,022	3,984

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Food and Drug—continued
(1 month LIBOR + 3.500%)
5.377%, 6/8/24	$2,413	$ 2,390

		37,815

Forest Prod / Containers—1.5%
Anchor Glass Container Corp.
2017 (1 month LIBOR + 2.750%) 4.558%, 12/7/23	5,364	5,202
Second Lien (1 month LIBOR + 7.750%) 9.490%, 12/7/24	2,595	2,487
Berry Global, Inc. Tranche O (1 month LIBOR + 2.000%)
3.740%, 2/8/20	6,678	6,703
BWay Holding Co. (3 month LIBOR + 3.250%)
4.958%, 4/3/24	18,684	18,767
Caraustar Industries, Inc. (3 month LIBOR + 5.500%)
7.802%, 3/14/22	13,591	13,637
Crown Americas LLC (3 month LIBOR + 2.000%)
0.000%, 1/29/25(7)	5,405	5,452
Flex Acquisition Co., Inc. (3 month LIBOR + 3.000%)
4.695%, 12/29/23	2,461	2,472
Plastipak Holdings, Inc. Tranche B (1 month LIBOR + 2.750%) 4.630%, 10/14/24	1,672	1,679
ProAmpac PG Borrower LLC First Lien (1 month LIBOR + 3.500%)
5.274%, 11/20/23	9,522	9,586
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 4.627%, 2/5/23	11,281	11,333
Signode Industrial Group US, Inc. Tranche B (3 month PRIME + 1.750%)
5.099%, 5/3/21	15,464	15,444

		92,762

Gaming / Leisure—7.3%
Amaya Gaming Group, Inc.
(3 month LIBOR + 3.000%) 0.000%, 3/28/25(7)	1,310	1,315
Tranche B-3 (3 month LIBOR + 3.500%) 5.802%, 8/1/21	19,066	19,142
Aristocrat Technologies, Inc. 2017 (3 month LIBOR + 2.000%)
3.745%, 10/19/24	14,554	14,608
Belmond Interfin Ltd. (1 month LIBOR + 2.750%)
4.627%, 7/3/24	8,719	8,741
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.500%)
4.236%, 9/15/23	5,923	5,950
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%)
4.627%, 12/22/24	24,843	25,001
Casablanca US Holdings, Inc. First Lien (3 month LIBOR + 4.750%)
6.522%, 3/29/24	6,351	6,383
CEOC LLC Tranche B (1 month LIBOR + 2.500%)
4.377%, 10/6/24	5,835	5,869
CityCenter Holdings LLC Tranche B (1 month LIBOR + 2.500%)
4.377%, 4/18/24	4,966	4,985

	Par Value	Value
Gaming / Leisure—continued
ClubCorp Holdings, Inc. Tranche B, First Lien (3 month LIBOR + 3.250%)
5.552%, 9/18/24	$2,874	$2,890
Diamond Resorts International, Inc. 2017, Tranche B (1 month LIBOR + 4.500%)
6.377%, 9/1/23	24,468	24,835
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%)
4.125%, 4/17/24	7,832	7,852
ESH Hospitality, Inc. (1 month LIBOR + 2.250%)
4.127%, 8/30/23	10,847	10,901
Everi Payments, Inc. Tranche B (2 month LIBOR + 3.500%)
5.494%, 5/9/24	20,540	20,668
Four Seasons Hotels Ltd. (1 month LIBOR + 2.000%)
0.000%, 11/30/23(7)	12,803	12,867
GLP Capital LP Tranche A-1 (1 month LIBOR + 1.500%)
0.000%, 4/29/21(7)	50,381	49,856
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%)
4.880%, 10/20/24	5,441	5,465
Greektown Holdings LLC (1 month LIBOR + 3.000%)
4.877%, 4/25/24	11,032	11,037
GVC Holdings plc (3 month LIBOR + 2.500%)
0.000%, 3/15/24(7)	2,900	2,903
Help Systems Holdings, Inc. First Lien (3 month LIBOR + 3.750%)
0.000%, 3/22/25(7)	2,900	2,900
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 2.000%)
3.872%, 10/25/23	80,604	80,992
Hornblower Sub LLC (3 month LIBOR + 4.500%)
0.000%, 3/28/25(7)	2,695	2,695
La Quinta Intermediate Holdings LLC (3 month LIBOR + 3.000%)
4.470%, 4/14/21	9,382	9,390
Las Vegas Sands LLC Tranche B (3 month LIBOR + 1.750%)
0.000%, 3/27/25(7)	14,072	14,094
MGM Growth Properties Operating Partnership LP Tranche B (3 month LIBOR + 2.250%)
0.000%, 3/24/25(7)	11,426	11,449
MGM Resorts International Tranche A (1 month LIBOR + 2.250%)
4.127%, 4/25/21	7,700	7,729
Mohegan Tribal Gaming Authority Tranche B (1 month LIBOR + 4.000%)
5.877%, 10/13/23	10,202	10,171
Penn National Gaming, Inc. Tranche B (1 month LIBOR + 2.500%)
4.377%, 1/19/24	2,223	2,234
Playa Resorts Holding BV (3 month LIBOR + 3.250%)
5.000%, 4/29/24	7,786	7,823
Recess Holdings, Inc. First Lien (3 month LIBOR + 3.750%)
3.750%, 9/18/24(10)	299	301
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%)
4.686%, 8/14/24	7,950	7,975
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%)
4.380%, 6/8/23	6,736	6,754
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%)
5.130%, 8/18/23	7,428	7,462

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Gaming / Leisure—continued
VICI Properties 1 LLC Tranche B (1 month LIBOR + 2.000%) 3.854%, 12/20/24	$28,589	$28,666
Wyndham Hotels & Resorts, Inc. (3 month LIBOR + 1.750%) 0.000%, 3/28/25(7)	7,040	7,058

		448,961

Healthcare—7.5%
Ardent Legacy Acquisitions, Inc.
(1 month LIBOR + 5.500%) 7.377%, 8/4/21	12,968	13,000
(1 month LIBOR + 8.500%) 10.164%, 2/28/23	3,950	3,965
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%) 4.627%, 3/1/24	56,192	56,312
CHS/Community Health Systems, Inc. 2019, Tranche G (3 month LIBOR + 3.000%) 0.000%, 12/31/19(7)	15,717	15,311
2021, Tranche H (3 month LIBOR + 3.250%) 4.984%, 1/27/21	38,377	36,837
Concentra, Inc. Tranche B-1, First Lien (3 month LIBOR + 2.750%) 4.530%, 6/1/22	1,825	1,837
Convatec, Inc. Tranche B (3 month LIBOR + 2.250%) 4.552%, 10/31/23	6,747	6,742
CPI Holdco LLC First Lien (3 month LIBOR + 3.500%) 5.802%, 3/21/24	3,133	3,149
Diplomat Pharmacy, Inc. Tranche B (1 month LIBOR + 4.500%) 6.380%, 12/20/24	1,369	1,378
Endo Luxembourg Finance Company I S.a.r.l. (1 month LIBOR + 4.250%) 6.188%, 4/29/24	3,928	3,917
Envision Healthcare Corp. (1 month LIBOR + 3.000%) 4.880%, 12/1/23	8,655	8,681
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 5.522%, 5/2/23	5,185	5,221
Greatbatch Ltd.
Tranche A (1 month LIBOR + 3.250%) 5.130%, 10/27/21	4,443	4,443
Tranche B (1 month LIBOR + 3.250%) 4.990%, 10/27/22	15,882	16,003
Grifols Worldwide Operations USA, Inc. Tranche B (weekly LIBOR + 2.250%) 3.986%, 1/31/25	34,724	34,841
Halyard Health, Inc. (1 month LIBOR + 2.750%) 4.627%, 11/1/21	6,977	7,012
HCA, Inc. Tranche B-10 (1 month LIBOR + 2.000%) 3.877%, 3/13/25	22,705	22,872
Healogics, Inc. First Lien (3 month LIBOR + 4.250%) 6.280%, 7/1/21	3,527	3,092
INC Research Holdings, Inc.
Tranche A (1 month LIBOR + 1.750%) 3.627%, 8/1/22	12,506	12,496
Tranche B (1 month LIBOR + 2.250%) 4.127%, 8/1/24	12,376	12,413
Indivior Finance LLC 2017 (1 month LIBOR + 4.500%) 0.000%, 12/14/22(7)	22,578	22,607

	Par Value	Value
Healthcare—continued
Innoviva, Inc. (3 month LIBOR + 4.500%) 6.373%, 8/18/22	$2,373	$2,390
Kindred Healthcare, Inc. (3 month LIBOR + 3.500%) 5.250%, 4/9/21	4,301	4,311
Kinetic Concepts, Inc. (3 month LIBOR + 3.250%) 5.552%, 2/2/24	1,164	1,168
Lannett Company, Inc. Tranche A (1 month LIBOR + 4.750%) 6.627%, 11/25/20	24,919	24,794
MPH Acquisition Holdings LLC Tranche B (3 month LIBOR + 2.750%) 5.052%, 6/7/23	17,446	17,516
Pearl Intermediate Parent LLC Second Lien (1 month LIBOR + 6.250%) 8.027%, 2/13/26	420	419
PharMerica Corp.
First Lien (1 month LIBOR + 3.500%) 5.211%, 12/6/24	2,100	2,106
Second Lien (1 month LIBOR + 7.750%) 9.461%, 12/5/25	1,695	1,701
Quintiles IMS, Inc.
Tranche B-1 (3 month LIBOR + 2.000%) 4.302%, 3/7/24	4,199	4,222
Tranche B-2 (3 month LIBOR + 2.000%) 4.302%, 1/17/25	5,005	5,027
RPI Finance Trust
Tranche A-3 (3 month LIBOR + 1.750%) 4.052%, 10/14/21	14,889	14,889
Tranche B-6 (3 month LIBOR + 2.000%) 4.302%, 3/27/23	33,890	34,030
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%) 5.130%, 9/2/24	8,328	8,320
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 4.627%, 2/6/24	16,095	15,357
Valeant Pharmaceuticals International, Inc. F-4, Tranche B (1 month LIBOR + 3.500%) 0.000%, 4/1/22(7)	24,013	24,258
Zotec Partners LLC (1 month LIBOR + 5.000%) 6.770%, 2/14/24(8)	4,165	4,144

		456,781

Housing—2.4%
American Builders & Contractors Supply Co., Inc.
Tranche B, First Lien (3 month LIBOR + 2.000%) 0.000%, 10/31/23(7)	6,217	6,226
Tranche B-1 (1 month LIBOR + 2.500%) 4.377%, 10/31/23	14,279	14,299
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%) 3.936%, 1/2/25	3,355	3,369
Canam Steel Corp. (1 month LIBOR + 5.500%) 7.377%, 7/1/24	10,257	10,308
Capital Automotive LP 2017, Tranche B-2 (1 month LIBOR + 2.500%) 4.380%, 3/25/24	18,852	18,899
Tranche B, Second Lien (1 month LIBOR + 6.000%) 7.880%, 3/24/25	38,654	38,969
Core & Main LP (3 month LIBOR + 3.000%) 5.109%, 8/1/24	2,050	2,060
DTZ US Borrower LLC 2015-1 (3 month LIBOR + 3.250%) 0.000%, 11/4/21(7)	34,092	33,902

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Housing—continued
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 4.627%, 11/15/23	$ 2,736	$ 2,746
Realogy Group LLC 2025 (1 month LIBOR + 2.250%) 3.961%, 2/7/25	3,330	3,346
Tranche A (1 month LIBOR + 2.000%) 3.711%, 2/8/23	8,305	8,300
Summit Materials LLC Tranche B (1 month LIBOR + 2.250%) 4.127%, 11/21/24	2,164	2,178

		144,602

Information Technology—7.0%
Almonde, Inc.
First Lien (3 month LIBOR + 3.500%) 5.484%, 6/13/24	8,733	8,721
Second Lien (3 month LIBOR + 7.250%) 9.234%, 6/13/25	2,540	2,513
ARRIS Group, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.127%, 4/26/24	8,713	8,759
Autodata, Inc. First Lien (1 month LIBOR + 3.250%) 5.015%, 12/12/24	3,965	3,970
Avaya, Inc. (1 month LIBOR + 4.750%) 6.536%, 12/15/24	22,539	22,679
Barracuda Networks, Inc.
First Lien (3 month LIBOR + 3.250%) 5.061%, 2/12/25	1,680	1,685
Second Lien (3 month LIBOR + 7.250%) 9.061%, 1/9/26	835	850
Blackboard, Inc. Tranche B-4 (3 month LIBOR + 5.000%) 6.734%, 6/30/21	5,718	5,323
Cavium, Inc. Tranche B-1 (1 month LIBOR + 2.250%) 4.127%, 8/16/22	5,738	5,738
Cologix Holdings, Inc.
First Lien (1 month LIBOR + 3.000%) 4.861%, 3/20/24	3,133	3,131
Second Lien (1 month LIBOR + 7.000%) 8.877%, 3/20/25	800	811
Compuware Corp. Tranche B-3 (1 month LIBOR + 3.250%) 5.130%, 12/15/21	2,430	2,457
CSRA, Inc. Tranche B (3 month PRIME + 1.000%) 5.750%, 11/30/23	8,117	8,113
Cypress Intermediate Holdings III, Inc. First Lien (1 month LIBOR + 3.000%) 4.880%, 4/29/24	6,625	6,643
Dell International LLC
Tranche A-3 (1 month LIBOR + 1.500%) 3.380%, 12/31/18	11,677	11,667
Tranche B (1 month LIBOR + 2.000%) 0.000%, 9/7/23(7)	47,395	47,434
DigiCert Holdings, Inc.
First Lien (3 month LIBOR + 4.750%) 6.522%, 10/31/24	3,350	3,386
Second Lien (3 month LIBOR + 8.000%) 9.772%, 10/31/25	4,240	4,273
EAB Global, Inc. First Lien (3 month LIBOR + 3.750%) 5.484%, 11/17/24	6,705	6,708

	Par Value	Value
Information Technology—continued
ECI Macola First Lien (3 month LIBOR + 4.250%) 6.552%, 9/27/24	$ 3,338	$ 3,363
EIG Investors Corp. (3 month LIBOR + 4.000%) 5.956%, 2/9/23	6,309	6,349
Gartner, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 3.877%, 4/5/24	5,490	5,514
Tranche A (1 month LIBOR + 2.000%) 3.877%, 3/21/22	5,643	5,675
Gigamon, Inc. First Lien (2 month LIBOR + 4.500%) 6.802%, 12/27/24	5,332	5,358
GlobalLogic Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 6.052%, 6/20/22	4,605	4,628
Inovalon Holdings, Inc. (1 month LIBOR + 1.250%) 3.127%, 9/19/19	26,282	26,151
Internap Corp. (1 month LIBOR + 7.000%) 8.720%, 4/6/22	6,307	6,349
IPC Corp. Tranche B-1, First Lien (3 month LIBOR + 4.500%) 6.280%, 8/6/21(3)	4,863	4,759
Ivanti Software, Inc. First Lien (1 month LIBOR + 4.250%) 6.130%, 1/20/24	4,737	4,649
Leidos Innovations Corp. Tranche B (1 month LIBOR + 1.750%) 3.688%, 8/16/23	6,266	6,300
Lionbridge Technologies, Inc. First Lien (1 month LIBOR + 5.500%) 7.377%, 2/6/24	4,953	4,934
MA Financeco LLC Tranche B-3 (1 month LIBOR + 2.750%) 4.627%, 6/21/24	2,264	2,237
MaxLinear, Inc. Tranche B (1 month LIBOR + 2.500%) 4.277%, 5/12/24	3,572	3,572
McAfee LLC (1 month LIBOR + 4.500%) 6.377%, 9/30/24	15,857	16,009
Octavia Holdco, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 1/31/25(7)	2,500	2,512
Peak 10 Holding Corp.
First Lien (3 month LIBOR + 3.500%) 5.802%, 8/1/24	8,746	8,767
Second Lien (3 month LIBOR + 7.250%) 9.023%, 8/1/25	1,620	1,626
Presidio LLC (3 month LIBOR + 2.750%) 4.536%, 2/2/24	9,345	9,364
Quest Software US Holdings, Inc. 2017, First Lien (3 month LIBOR + 5.500%) 7.272%, 10/31/22	2,444	2,486
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 4.787%, 11/3/23	10,689	10,644
RP Crown Parent LLC Tranche B (1 month LIBOR + 3.000%) 4.877%, 10/12/23	2,869	2,882
Sahara Parent, Inc. First Lien (3 month LIBOR + 5.000%) 7.302%, 8/16/24	3,333	3,333
Salient CRGT, Inc. (1 month LIBOR + 5.750%) 7.627%, 2/28/22	8,215	8,277

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Information Technology—continued
SCS Holdings I, Inc. Tranche B, First Lien (1 month LIBOR + 4.250%) 6.127%, 10/30/22	$7,640	$7,707
Seattle Escrow Borrower LLC (1 month LIBOR + 2.750%) 4.627%, 6/21/24	15,286	15,105
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 3.000%) 4.877%, 2/5/24	2,509	2,518
Solera LLC (1 month LIBOR + 2.750%) 4.627%, 3/3/23	8,294	8,308
SS&C European Holdings 2017, Tranche B-2 (1 month LIBOR + 2.250%) 4.127%, 7/8/22	30	30
SS&C Technologies, Inc.
2017, Tranche B-1 (1 month LIBOR + 2.250%) 4.127%, 7/8/22	2,625	2,638
Tranche B-3 (3 month LIBOR + 2.500%) 0.000%, 2/28/25(7)	18,850	18,935
Tranche B-4 (3 month LIBOR + 2.500%) 0.000%, 2/28/25(7)	6,725	6,755
Symantec Corp.
Tranche A-2 (1 month LIBOR + 1.500%) 3.313%, 8/1/19	5,960	5,947
Tranche A-5 (1 month LIBOR + 1.750%) 3.540%, 8/1/21	6,435	6,424
TierPoint LLC First Lien (1 month LIBOR + 3.750%) 5.627%, 5/6/24	3,320	3,270
TTM Technologies, Inc.
First Lien (3 month LIBOR + 2.500%) 0.000%, 9/28/24(7)	3,325	3,329
Tranche B (1 month LIBOR + 2.500%) 4.377%, 9/30/24	3,333	3,337
Vertiv Group Corp. Tranche B (1 month LIBOR + 4.000%) 5.670%, 11/30/23	13,503	13,554
VF Holding Corp. Tranche B-1 (1 month LIBOR + 3.250%) 5.127%, 6/30/23	11,803	11,899
Western Digital Corp. Tranche B-3 (1 month LIBOR + 2.000%) 3.877%, 4/29/23	8,282	8,322

		428,677

Manufacturing—1.7%
Big River Steel LLC (3 month LIBOR + 5.000%) 7.302%, 8/15/23	9,124	9,238
Brand Energy & Infrastructure Services, Inc. (3 month LIBOR + 4.250%) 6.186%, 6/21/24 7,474	7,474	7,535
Bright Bidco BV 2018, Tranche B-3 (3 month LIBOR + 3.500%) 5.589%, 6/28/24	12,327	12,496
Clark Equipment Co. Tranche B (3 month LIBOR + 2.000%) 4.302%, 5/18/24	7,133	7,135
Dynacast International LLC Tranche B-1, First Lien (3 month LIBOR + 3.250%) 4.943%, 1/28/22	7,344	7,372
EXC Holdings III Corp.
First Lien (6 month LIBOR + 3.500%) 5.161%, 12/2/24	1,661	1,675

	Par Value	Value

Manufacturing—continued
Second Lien (3 month LIBOR + 7.500%) 9.161%, 12/1/25	$1,260	$1,278
Gates Global LLC Tranche B-2 (3 month LIBOR +
2.750%) 5.052%, 4/1/24	21,191	21,293
Keurig Green Mountain, Inc. Tranche A (weekly LIBOR +
1.500%) 3.250%, 3/3/21	9,562	9,547
Milacron LLC Tranche B (1 month LIBOR + 2.500%)
4.377%, 9/28/23	3,406	3,415
TecoStar Holdings, Inc. 2017 (3 month LIBOR +
3.500%) 6.264%, 5/1/24	4,977	5,009
Unifrax I LLC
2017 (3 month LIBOR + 3.500%) 5.802%, 4/4/24	6,213	6,267
Second Lien (3 month LIBOR + 7.500%) 9.802%, 11/3/25	4,230	4,296
Utex Industries, Inc. First Lien (1 month LIBOR +
4.000%) 5.877%, 5/21/21	3,260	3,192
Zodiac Pool Holding SA (3 month LIBOR + 2.250%)
0.000%, 3/7/25(7)	2,430	2,441

		102,189

Media / Telecom—Broadcasting—1.2%
CBS Radio, Inc. Tranche B-1 (3 month LIBOR +
2.750%) 4.623%, 11/18/24	12,023	12,070
Mission Broadcasting, Inc. Tranche B-2 (1 month LIBOR
+ 2.500%) 4.164%, 1/17/24	604	606
Nexstar Broadcasting, Inc. Tranche B-2 (1 month LIBOR
+ 2.500%) 4.164%, 1/17/24	4,694	4,706
Quincy Newspapers, Inc. Tranche B (3 month PRIME +
3.250%) 5.130%, 11/2/22	4,150	4,169
Sinclair Television Group, Inc. (3 month LIBOR +
2.500%) 0.000%, 12/12/24(7)	11,895	11,940
Tribune Media Co.
Tranche B (1 month LIBOR + 3.000%) 4.877%, 12/27/20	1,037	1,037
Tranche C (1 month LIBOR + 3.000%) 4.877%, 1/27/24	12,932	12,932
Univision Communications, Inc. 2017 (1 month LIBOR
+ 2.750%) 0.000%, 3/15/24(7)	29,450	28,947

		76,407

Media / Telecom—Cable/Wireless Video—7.7%
Altice US Finance I Corp. 2017 (1 month LIBOR +
2.250%) 4.127%, 7/28/25	23,104	23,052
Cable One, Inc. Tranche B-1 (3 month LIBOR + 2.250%)
4.560%, 5/1/24	2,486	2,492
Charter Communications Operating LLC Tranche B (1
month LIBOR + 2.000%) 3.880%, 4/30/25	75,032	75,282

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Media / Telecom—Cable/Wireless Video—continued
Cogeco Communications (USA) II LP Tranche B (1 month LIBOR + 2.375%) 4.252%, 1/3/25	$ 21,085	$21,097
Coral US Co-Borrower LLC Tranche B-4 (1 month LIBOR + 3.250%) 5.127%, 2/2/26	39,340	39,438
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 4.036%, 7/17/25	15,533	15,477
2018 (1 month LIBOR + 2.500%) 4.277%, 1/25/26	5,820	5,818
Liberty Cablevision of Puerto Rico LLC
Second Lien (3 month LIBOR + 6.750%) 8.470%, 7/7/23	5,140	4,703
Tranche B, First Lien (3 month LIBOR + 3.500%) 5.220%, 1/7/22	19,931	19,304
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%) 3.740%, 1/15/25	4,980	4,988
Mediacom Illinois LLC (3 month LIBOR + 0.750%) 1.750%, 2/15/24	12,684	12,676
Quebecor Media, Inc. Tranche B-1 (3 month LIBOR + 2.250%) 4.089%, 8/17/20	27,764	27,799
Radiate Holdco LLC (1 month LIBOR + 3.000%) 0.000%, 2/1/24(7)	19,258	19,138
Telenet Financing USD LLC Tranche A (1 month LIBOR + 2.500%) 0.000%, 3/2/26(7)	6,240	6,269
Unitymedia Finance LLC Tranche D, First Lien (1 month LIBOR + 2.250%) 4.027%, 1/15/26	7,130	7,119
UnityMedia Hessen GmbH & Co. KG Tranche B (1 month LIBOR + 2.250%) 4.027%, 9/30/25	20,550	20,499
UPC Financing Partnership (1 month LIBOR + 2.500%) 4.277%, 1/15/26	23,310	23,368
Virgin Media Bristol LLC (1 month LIBOR + 2.500%) 4.277%, 1/15/26	37,345	37,528
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 5.104%, 8/18/23	29,625	28,940
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.277%, 4/15/25	79,360	78,757

		473,744

Media / Telecom—Diversified Media—6.3%
A-L Parent LLC First Lien (1 month LIBOR + 3.250%) 5.130%, 12/1/23	2,484	2,505
Alliance Data Systems Corp. Tranche A (1 month LIBOR + 2.000%) 3.877%, 6/14/22	13,410	13,275
ALM Media LLC Tranche B, First Lien (3 month LIBOR + 4.500%) 6.802%, 7/31/20	4,877	4,146
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 4.377%, 2/1/24	3,088	3,080
AP NMT Acquisition BV Tranche B, First Lien (3 month LIBOR + 5.750%) 7.444%, 8/13/21	18,143	18,134

	Par Value	Value
Media / Telecom—Diversified Media—continued
Creative Artists Agency LLC (1 month LIBOR + 3.000%) 0.000%, 2/15/24(7)	$ 14,246	$14,370
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 0.000%, 2/28/25(7)	22,880	22,841
Deluxe Entertainment Services Group, Inc. (3 month LIBOR + 5.500%) 7.272%, 2/28/20	19,917	19,680
DHX Media Ltd. (1 month LIBOR + 3.750%) 5.627%, 12/29/23	5,811	5,829
Donnelley Financial Solutions, Inc. 2017 (1 month LIBOR + 3.000%) 4.877%, 9/29/23	2,217	2,224
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 7.052%, 11/3/23	116,350	117,255
Lamar Media Corp. Tranche B (1 month LIBOR + 1.750%) 3.563%, 2/14/25	3,330	3,334
Lions Gate Capital Holdings LLC
Tranche A (3 month LIBOR + 0.000%) 1.750%, 3/22/23	14,250	14,262
Tranche B (3 month LIBOR + 2.250%) 0.000%, 3/24/25(7)	19,600	19,616
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 5.877%, 5/4/22	5,718	5,643
Meredith Corp. (1 month LIBOR + 3.000%) 4.877%, 1/31/25	12,470	12,539
Merrill Communications LLC (3 month LIBOR + 5.250%) 7.022%, 6/1/22	11,005	11,087
MH Sub I LLC
First Lien (1 month LIBOR + 3.750%) 5.527%, 9/13/24	15,847	15,845
Tranche B, Second Lien (1 month LIBOR + 7.500%) 9.277%, 9/15/25	1,695	1,710
Nielsen Finance LLC Tranche B-4 (1 month LIBOR + 2.000%) 3.718%, 10/4/23	6,018	6,031
Rovi Solutions Corp. Tranche B (1 month LIBOR + 2.500%) 4.380%, 7/2/21	9,191	9,227
William Morris Endeavor Entertainment LLC
Second Lien (1 month LIBOR + 7.250%) 9.127%, 5/6/22	16,943	17,028
Tranche B (1 month LIBOR + 3.250%) 5.130%, 5/6/21	44,160	44,414

		384,075

Media / Telecom—Telecommunications—5.0%
Altice Financing SA
2017 (3 month LIBOR + 2.750%) 4.470%, 7/15/25	11,320	11,079
2017 (3 month LIBOR + 2.750%) 4.470%, 1/31/26	13,177	12,922
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.627%, 1/31/25	70,831	69,606
Colorado Buyer, Inc.
First Lien (3 month LIBOR + 3.000%) 4.780%, 5/1/24	3,141	3,141
Second Lien (3 month LIBOR + 7.250%) 9.030%, 5/1/25	2,400	2,398

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Media / Telecom - Telecommunications—continued
ConvergeOne Holdings Corp. (1 month LIBOR + 4.750%) 6.630%, 6/20/24	$ 4,977	$ 4,982
Gannett Co., Inc.
(1 month LIBOR + 2.000%) 2.075%, 6/29/20(3)(11)	3,050	2,958
(1 month LIBOR + 2.000%) 2.075%, 6/29/20(3)(10)	1,950	1,892
Hargray Communications Group, Inc. (1 month LIBOR + 3.000%) 4.877%, 5/16/24	3,146	3,153
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.111%, 2/22/24	77,355	77,488
Neustar, Inc.
Second Lien (3 month LIBOR + 8.000%) 10.302%, 8/8/25	2,750	2,767
Tranche B-4, First Lien (1 month LIBOR + 3.500%) 5.377%, 8/8/24	6,928	6,948
New LightSquared LLC
(3 month LIBOR + 8.750%) 10.785%, 6/15/20(3)	11,165	9,769
Second Lien (3 month LIBOR + 12.500%) 14.540%, 12/7/20(3)	11,884	5,289
Numericable U.S. LLC
(3 month LIBOR + 2.750%) 4.522%, 7/31/25	34,986	33,849
(3 month LIBOR + 3.000%) 4.720%, 1/31/26	25,624	24,855
West Corp.
Tranche B, First Lien (1 month LIBOR + 4.000%) 5.877%, 10/10/24	14,990	15,119
Tranche B-1 (3 month LIBOR + 3.500%) 0.000%, 10/10/24(7)	5,805	5,810
Zayo Group LLC 2017, Tranche B-2 (1 month LIBOR + 2.250%) 0.000%, 1/19/24(7)	8,999	9,039

		303,064

Media / Telecom - Wireless Communications—0.4%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 4.438%, 2/2/24	23,022	23,013

Metals / Minerals—2.8%
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 5.060%, 12/22/23	25,978	26,128
Atlas Iron Ltd. (1 month LIBOR + 4.330%) 8.978%, 5/6/21	1,904	1,809
Blackhawk Mining LLC Tranche B-1 (3 month LIBOR + 10.000%) 11.780%, 2/17/22	18,459	15,982
Consol Energy, Inc. Tranche B (3 month LIBOR + 6.000%) 7.990%, 11/28/22(8)	5,017	5,140
Contura Energy, Inc. (1 month LIBOR + 5.000%) 6.880%, 3/18/24	10,658	10,625
Coronado Curragh LLC
Tranche B (3 month LIBOR + 6.500%) 0.000%, 3/21/25(7)	15,149	14,921

	Par Value	Value
Metals / Minerals—continued
Tranche C (3 month LIBOR + 6.500%) 0.000%, 3/21/25(7)	$ 4,131	$ 4,070
Cyanco Intermediate 2 Corp.
First Lien (3 month LIBOR + 3.500%) 5.672%, 3/16/25	4,550	4,561
Second Lien (3 month LIBOR + 7.500%) 0.000%, 3/6/26(7)	2,515	2,502
Fairmount Santrol, Inc. (3 month LIBOR + 6.000%) 8.302%, 11/1/22	11,841	11,959
Foresight Energy LLC (1 month LIBOR + 5.750%) 7.627%, 3/28/22	9,400	9,234
Global Brass and Copper, Inc. (1 month LIBOR + 3.250%) 5.188%, 7/18/23	3,689	3,712
GrafTech Finance, Inc. (1 month LIBOR + 3.500%) 5.240%, 2/12/25	20,395	20,395
Metallurg, Inc. (3 month LIBOR + 3.000%) 0.000%, 2/1/25(7)	3,322	3,342
Peabody Energy Corp. 2017 (1 month LIBOR + 3.500%) 0.000%, 3/31/22(7)	1,845	1,848
Phoenix Services International LLC Tranche B (1 month LIBOR + 3.750%) 5.414%, 3/1/25	2,500	2,522
TMS International Corp. Tranche B-2 (3 month LIBOR + 2.750%) 0.000%, 8/14/24(7)	4,888	4,901
US Silica Co.
(1 month LIBOR + 3.000%) 4.938%, 7/23/20	8,681	8,695
(1 month LIBOR + 3.500%) 5.438%, 7/23/20	9,239	9,246
Zekelman Industries, Inc. (3 month LIBOR + 2.750%) 4.999%, 6/14/21	7,302	7,335

		168,927

Retail—3.6%
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 6.438%, 8/19/22	8,543	7,496
ASHCO LLC (1 month LIBOR + 5.000%) 6.877%, 9/25/24	13,611	13,475
Belk, Inc. (3 month LIBOR + 4.750%) 6.458%, 12/12/22	9,686	8,378
CWGS Group LLC (1 month LIBOR + 3.000%) 0.000%, 11/8/23(7)	20,320	20,359
Dollar Tree, Inc. Tranche B-2 4.250%, 7/6/22(9)	50,740	50,899
Hudsons Bay Co. Tranche B (1 month LIBOR + 3.250%) 5.127%, 9/30/22	26,730	25,728
J. Crew Group, Inc. (3 month LIBOR + 3.220%) 5.231%, 3/5/21	18,851	13,580
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 6.234%, 6/23/23	16,714	16,340
Men’s Wearhouse, Inc. (The)
Tranche B (3 month LIBOR + 3.500%) 5.208%, 6/18/21	2,521	2,521
Tranche B-1 5.000%, 6/18/21(9)	8,333	8,326
PetSmart, Inc. Tranche B-2 (1 month LIBOR + 3.000%) 4.680%, 3/11/22	4,977	3,983

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Retail—continued
Staples, Inc. (3 month LIBOR + 4.000%) 5.787%, 9/12/24	$7,830	$7,750
Toys R Us Property Company I LLC (1 month LIBOR + 5.000%) 0.000%, 8/21/19(7)	26,100	21,411
Toys R Us-Delaware, Inc.
Tranche B-3 (3 month PRIME + 2.750%) 7.250%, 5/25/18(3)(5)	1,734	564
Tranche B-4 (1 month LIBOR + 8.750%) 10.637%, 1/18/19	14,100	14,082
Tranche B-4 (3 month PRIME + 7.750%) 12.250%, 4/24/20(5)	19,691	7,511

		222,403

Service—7.1%
AECOM Tranche B (1 month LIBOR + 1.750%) 3.627%, 2/21/25	9,350	9,362
American Teleconferencing Services Ltd. (3 month LIBOR + 6.500%) 8.231%, 12/8/21	2,259	2,249
Ascend Learning LLC (1 month LIBOR + 3.000%) 4.877%, 7/12/24	4,159	4,169
Capri Acquisitions BidCo Ltd. (3 month LIBOR + 3.250%) 5.022%, 11/1/24	4,195	4,192
Conduent Business Services LLC Tranche B (1 month LIBOR + 3.000%) 4.877%, 12/7/23	9,344	9,387
CSC SW Holdco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 5.083%, 11/14/22	3,698	3,718
Delek US Holdings, Inc. (3 month LIBOR + 2.500%) 0.000%, 3/14/25(7)	4,150	4,158
DG Investment Intermediate Holdings 2, Inc.
First Lien (3 month LIBOR + 1.500%) 1.500%, 2/3/25(10)	403	402
First Lien (3 month LIBOR + 3.000%) 5.302%, 2/3/25	3,757	3,748
Second Lien (3 month LIBOR + 6.750%) 9.052%, 2/1/26	845	849
Diebold Nixdorf, Inc. Tranche B (1 month LIBOR + 2.750%) 4.500%, 11/6/23	1,340	1,339
Engineered Machinery Holdings, Inc. First Lien (3 month LIBOR + 3.250%) 0.000%, 7/19/24(7)	3,741	3,738
Evertec Group LLC 2018, Tranche A (1 month LIBOR + 2.250%) 4.027%, 4/17/18	946	927
Exela Intermediate LLC Tranche B, First Lien (3 month LIBOR + 7.500%) 9.571%, 6/30/23	7,233	7,284
First Data Corp.
2022, Tranche D (1 month LIBOR + 2.250%) 4.122%, 7/8/22	54,775	54,849
2024 (1 month LIBOR + 2.250%) 4.122%, 4/26/24	40,402	40,447
FleetCor Technologies Operating Co. LLC Tranche B-3 (1 month LIBOR + 2.000%) 3.877%, 8/2/24	8,333	8,357
GFL Environmental, Inc. (3 month LIBOR + 2.750%) 5.052%, 9/29/23	4,088	4,101

	Par Value	Value
Service—continued
Global Payments, Inc. (1 month LIBOR + 1.750%) 3.398%, 7/31/20	$13,119	$13,135
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.377%, 6/30/24	4,558	4,560
I-Logic Technologies Bidco Ltd. (3 month LIBOR + 4.000%) 6.302%, 12/21/24	3,551	3,554
Inmar, Inc. First Lien (1 month LIBOR + 3.500%) 5.377%, 5/1/24	6,640	6,671
iQor US, Inc. Tranche B, First Lien (3 month LIBOR + 5.000%) 6.695%, 4/1/21	28,283	28,312
Iron Mountain Information Management LLC Tranche B (3 month LIBOR + 1.750%) 0.000%, 12/22/25(7)	8,385	8,357
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 0.000%, 4/26/24(7)	13,266	13,323
Learning Care Group (US) No. 2, Inc. First Lien (3 month LIBOR + 3.250%) 5.184%, 3/13/25	5,390	5,430
Monitronics International, Inc. Tranche B-2 (3 month LIBOR + 5.500%) 7.802%, 9/30/22	1,656	1,609
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 5.302%, 7/1/24	1,667	1,675
Pearl Intermediate Parent LLC
First Lien (1 month LIBOR + 2.750%) 4.527%, 2/14/25	5,788	5,719
First Lien (3 month LIBOR + 1.000%) 1.000%, 2/14/25(10)	1,702	1,682
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 5.358%, 12/20/24	7,915	7,935
PricewaterhouseCoopers LLP First Lien (3 month LIBOR + 3.250%) 0.000%, 3/14/25(7)	7,875	7,885
Prime Security Services Borrower LLC 2016-2, Tranche B-1, First Lien (1 month LIBOR + 2.750%) 4.627%, 5/2/22	9,091	9,155
Red Ventures LLC
First Lien (1 month LIBOR + 4.000%) 5.877%, 11/8/24	23,377	23,558
Second Lien (1 month LIBOR + 8.000%) 9.877%, 11/8/25	3,690	3,743
Sedgwick Claims Management Services, Inc.
First Lien (1 month LIBOR + 2.750%) 0.000%, 3/1/21(7)	26,919	26,885
Second Lien (1 month LIBOR + 5.750%) 7.627%, 2/28/22	13,075	13,114
Second Lien (3 month LIBOR + 5.750%) 7.734%, 2/28/22	3,440	3,450
SGS Cayman LP (3 month LIBOR + 5.375%) 7.677%, 4/23/21	4,496	4,283
Shutterfly, Inc. (3 month LIBOR + 2.750%) 0.000%, 8/17/24(7)	2,910	2,918
Southern Graphics, Inc. First Lien (1 month LIBOR + 3.500%) 0.000%, 12/31/22(7)	3,368	3,388
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 7.677%, 4/23/21	19,318	18,401

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS(Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Service—continued
TKC Holdings, Inc.
First Lien (3 month LIBOR + 4.250%) 6.030%, 2/1/23	$ 5,138	$ 5,183
Second Lien (3 month LIBOR + 8.000%) 9.780%, 2/1/24	2,110	2,126
Trans Union LLC 2017, Tranche B-3 (1 month LIBOR + 2.000%) 3.877%, 4/7/23	6,429	6,444
Travelport Finance (Luxembourg) S.a.r.l. (3 month LIBOR + 2.500%) 0.000%, 3/7/25(7)	4,355	4,363
USIC Holdings, Inc. (3 month LIBOR + 3.500%) 5.802%, 12/8/23	2,908	2,930
Vantiv LLC Tranche B-4 (1 month LIBOR + 2.000%) 3.777%, 8/9/24	9,225	9,269
Ventia Deco LLC 2017 (3 month LIBOR + 3.500%) 5.802%, 5/20/22	2,899	2,928
Weight Watchers International, Inc. (3 month LIBOR + 4.750%) 6.440%, 11/29/24	18,224	18,424
Wrangler Buyer Corp. (1 month LIBOR + 3.000%) 4.877%, 9/27/24	2,928	2,941

		436,626

Transportation - Automotive—1.9%
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 4.130%, 4/6/24	19,804	19,891
CH Hold Corp. First Lien (1 month LIBOR + 3.000%) 4.877%, 2/1/24	7,564	7,606
DexKo Global, Inc.
Tranche B, First Lien (3 month LIBOR + 3.500%) 4.651%, 7/24/24(11)	1,873	1,888
Tranche B, First Lien (3 month LIBOR + 3.500%) 4.651%, 7/24/24(10)	3,122	3,147
Federal-Mogul Corp. 2014, Tranche C (1 month LIBOR + 3.750%) 5.580%, 4/15/21	32,825	33,018
K & N Parent, Inc. (1 month LIBOR + 4.750%) 6.627%, 10/20/23	2,464	2,464
Second Lien (1 month LIBOR + 8.750%) 0.000%, 10/21/24(7)	855	829
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.210%, 11/6/24	9,175	9,217
Sage Automotive Interiors, Inc. (1 month LIBOR + 5.000%) 6.877%, 11/8/22	2,465	2,481
Superior Industries International, Inc. (1 month LIBOR + 4.500%) 6.377%, 5/22/24	9,342	9,424
Tower Automotive Holdings USA LLC (1 month LIBOR + 2.750%) 4.500%, 3/7/24	14,247	14,238

	Par Value	Value
Transportation - Automotive—continued
Wabash National Corp. Tranche B-4 (1 month LIBOR + 2.250%) 4.080%, 3/18/22	$ 11,418	$ 11,452

		115,655

Transportation - Land Transportation—0.1%
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 6.877%, 2/27/24	7,270	7,316
PS Holdco, LLC (3 month LIBOR + 5.250%) 7.339%, 3/13/25	1,675	1,687

		9,003

Transportation - Shipping—0.8%
Commercial Barge Line Co. (1 month LIBOR + 8.750%) 10.627%, 11/12/20	7,857	4,638
HGIM Corp. Tranche A (3 month PRIME + 3.250%) 8.000%, 6/18/18(5)	12,471	5,331
Tranche B (3 month PRIME + 3.500%) 8.250%, 6/18/20(5)	12,465	5,256
International Seaways Operating Corp. (1 month LIBOR + 5.500%) 7.150%, 6/22/22	5,372	5,336
Navios Maritime Midstream Partners LP (3 month LIBOR + 4.500%) 6.710%, 6/18/20	6,191	6,176
Navios Maritime Partners LP (3 month LIBOR + 5.000%) 7.080%, 9/14/20	13,500	13,584
OSG Bulk Ships, Inc. (3 month LIBOR + 4.250%) 6.040%, 8/5/19	7,151	6,865

		47,186

Utility—4.7%
AES Corp.
(3 month LIBOR + 2.000%) 0.000%, 5/24/22(7)	14,523	14,526
(3 month LIBOR + 2.000%) 0.000%, 5/31/22(7)	12,947	12,949
APLP Holdings LP (1 month LIBOR + 3.500%) 5.377%, 4/13/23	3,680	3,707
Bronco Midstream Funding LLC (3 month LIBOR + 4.000%) 5.873%, 8/17/20	18,789	18,965
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 4.377%, 1/15/25	5,890	5,902
Calpine Corp. (3 month LIBOR + 2.500%) 4.810%, 1/15/24	5,916	5,930
2015 (3 month LIBOR + 2.500%) 4.810%, 1/15/23	5,939	5,964
2016 (3 month LIBOR + 2.500%) 4.810%, 5/31/23	5,168	5,185
2017 (1 month LIBOR + 1.750%) 3.630%, 12/31/19	2,109	2,108
Dynegy, Inc. Tranche C-2 (1 month LIBOR + 2.750%) 4.604%, 2/7/24	23,335	23,468
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 5.627%, 10/2/23	14,574	14,787

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value		Value

Utility—continued
Empire Generating Co. LLC
Tranche B (3 month LIBOR + 4.250%) 6.030%, 3/15/21	$ 20,296		$ 16,693
Tranche C (3 month LIBOR + 4.250%) 6.030%, 3/15/21	2,006		1,665
Helix Gen Funding LLC (1 month LIBOR + 3.750%) 5.627%, 6/3/24	3,064		3,091
Lonestar Generation LLC (3 month LIBOR + 4.250%) 6.010%, 2/22/21	3,456		3,424
Longview Power LLC Tranche B (3 month LIBOR + 6.000%) 7.780%, 4/13/21	7,935		6,520
MRP Generation Holdings LLC (3 month LIBOR + 7.000%) 9.302%, 10/18/22	17,679		17,039
NRG Energy, Inc. (3 month LIBOR + 1.750%) 0.000%, 6/30/23(7)	42,599		42,647
PowerTeam Services LLC First Lien (3 month LIBOR + 3.250%) 5.552%, 3/6/25	8,315		8,308
Summit Midstream Partners Holdings LLC (1 month LIBOR + 6.000%) 7.877%, 5/13/22	14,626		14,772
Talen Energy Supply LLC
(1 month LIBOR + 4.000%) 5.877%, 4/13/24	15,232		14,939
Tranche B-1 (1 month LIBOR + 4.000%) 5.877%, 7/17/23	5,916		5,802
Vistra Operations Company LLC
(1 month LIBOR + 2.500%) 4.377%, 8/4/23(8)	28,047		28,218
2016 (1 month LIBOR + 2.250%) 4.093%, 12/14/23	8,301		8,347
Tranche C (1 month LIBOR + 2.500%) 4.377%, 8/4/23	4,983		5,013

			289,969
TOTAL LEVERAGED LOANS
(Identified Cost $5,593,836)			5,565,321
	Shares
PREFERRED STOCK—0.0%
Financials—0.0%
GMAC Capital Trust I Series 2 (3 month LIBOR + 5.785%), 7.624%(2)	34	(12)	883
TOTAL PREFERRED STOCK
(Identified Cost $850)			883
COMMON STOCKS—0.8%
Consumer Discretionary—0.2%
Caesars Entertainment Corp.(8)(13)	767,654		8,636

Energy—0.1%
Linn Energy, Inc.(8)(13)	128,202		4,928
SandRidge Energy, Inc.(8)(13)	16,109		234

	Shares	Value
Energy—continued
Templar Energy LLC(3)(8)(13)	1,378,328	$ 1,378

		6,540

Financials—0.1%
Aretec Group, Inc.(3)(8)(13)	104,182	6,251

Information Technology—0.4%
Avaya Holdings Corp.(8)(13)	1,099,711	24,634
TOTAL COMMON STOCKS
(Identified Cost $81,607)		46,061
RIGHT—0.0%
Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC(3)(13)	410,667	209
TOTAL RIGHT
(Identified Cost $555)		209
CONVERTIBLE PREFERRED STOCK—0.0%
Financials—0.0%
Ditech Holding Corp.(13)	742	798
TOTAL CONVERTIBLE PREFERRED STOCK
(Identified Cost $853)		798
TOTAL LONG-TERM INVESTMENTS—95.8%
(Identified Cost $5,931,933)		5,866,171
SHORT-TERM INVESTMENT—9.1%
MONEY MARKET MUTUAL FUND—9.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(8)(14)	561,342,237	561,342
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $561,342)		561,342
TOTAL INVESTMENTS—104.9%
(Identified Cost $6,493,275)		6,427,513
Other assets and liabilities, net—(4.9)%		(302,205)

NET ASSETS—100.0%		$6,125,308

Abbreviations:
LIBOR London Interbank Offered Rate
PIK Payment-in-Kind Security

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

Footnote Legend:

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $113,966 or 1.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(5)	Security in default no interest payments are being received during the bankruptcy proceedings.
(6)	First pay date will be in June 2018.
(7)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	All or a portion segregated as collateral for a delayed delivery transaction.
(9)	Security is fixed rate
(10)	Represents unfunded portion of security and commitment fee earned on this portion.
(11)	Represents the funded portion of security and commitment fee earned on this portion. See Note 1C in the Notes to Schedules of Investments.
(12)	Value shown as par value.
(13)	Non-income producing security.
(14)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	93%
Canada	3
Luxembourg	2
France	1
Netherlands	1
Total Investments	100%
† % of total investments as of March 31, 2018

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$11,335	$—	$9,880	$1,455
Corporate Bonds And Notes	241,564	—	208,012	33,552*
Leveraged Loans	5,565,321	—	5,522,898	42,423
Equity Securities:
Common Stocks	46,061	38,432	—	7,629
Preferred Stock	883	883	—	—
Right	209	—	—	209
Convertible Preferred Stock	798	—	798	—
Short-Term Investment	561,342	561,342	—	—

Total Investments	$6,427,513	$600,657	$5,741,588	$85,268

*	Includes internally fair valued security currently priced at $0.

Securities held by the Fund with an end of period value of $19,313 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $37,573 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities	Corporate Bonds		Leveraged Loans	Common Stocks	Right
Investments in Securities
Balance as of December 31, 2017:	$122,806	$3,910	$35,539		$76,342	$6,645	$370
Accrued discount/(premium)	16	2	14		—	—	—
Realized gain (loss)	80	75	5		—(e )	—	—
Change in unrealized appreciation (depreciation)(c)	1,726	13	759		131	984	(161)
Purchases	6,113	1,455	—		4,658	—	—
Sales(b)	(63,733)	(2,992)	(2,765)		(57,976)	—	—
Transfers into Level 3(a)	37,573	—	—		37,573	—	—
Transfers from Level 3(a)	(19,313)	(1,008)	—		(18,305)	—	—

Balance as of March 31, 2018	$85,268	$1,455	$33,552(d	)	$42,423	$7,629	$209

(a) “Transfers into and/or from” represent the ending value as of March 31, 2018, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”

(b) Includes paydowns on securities.

(c) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2018, was $(2,077).

(d) Includes internally fair valued security currently priced at $0.

(e) Amount is less than $500.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —98.4%
California—2.5%
General Obligation—2.5%
California, State of 5.000%, 8/1/36	$1,870	$2,185

Georgia—90.4%
Electric Revenue—5.6%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton 5.000%, 3/1/31	1,655	1,930
Main Street Natural Gas, Inc., Mandatory Put 9/1/23 1.865%, 4/1/48(2)	3,000	2,981

		4,911

General Obligation—8.6%
Georgia, State of
5.000%, 7/1/30	3,000	3,607
4.000%, 2/1/35	2,000	2,148
Gwinnett County School District
5.000%, 2/1/35	1,500	1,728

		7,483

General Revenue—28.7%
Athens Housing Authority, UGA Real Estate Foundation, Inc. East Campus Housing Phase II LLC Project 5.000%, 6/15/31	1,000	1,160
Atlanta Development Authority,
Senior Lien 5.000%, 7/1/34	1,000	1,138
Senior Lien 5.250%, 7/1/40	2,500	2,867
Fulton County Development Authority,
Georgia Tech Facilities 5.000%, 5/1/39	2,145	2,383
Georgia Tech Facilities 4.000%, 3/1/43	750	770
Georgia Tech Foundation Campus Recreation Center and Tech Square Project
5.000%, 11/1/30	2,000	2,380
Robert Woodruff Arts Center, Inc. 5.250%, 3/15/24	1,145	1,182
Robert Woodruff Arts Center, Inc. 5.000%, 3/15/36	2,000	2,227
Gwinnett County Development Authority,
Georgia Gwinnett College Student Center Project 5.000%, 7/1/33	500	574
Georgia Gwinnett College Student Housing Project 5.000%, 7/1/30	2,230	2,588
Private Colleges & Universities Authority,
Emory University 5.000%, 10/1/38	3,500	4,038
Savannah College of Art and Design Project 5.000%, 4/1/44	3,500	3,768

		25,075

Healthcare Revenue—11.5%
Athens-Clarke County Unified Government Development Authority, Catholic Health East 6.250%, 11/15/32	1,305	1,366

	Par Value	Value
Georgia—continued
Healthcare Revenue—continued
Carroll City-County Hospital Authority, Tanner Medical Center, Inc. (Country Guaranteed Insured) 5.000%, 7/1/41	$3,000	$3,342
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. 5.000%, 11/15/29	2,000	2,105
Greene County Development Authority, Catholic Health East 5.000%, 11/15/37	2,955	3,266

		10,079

Pre-Refunded—11.5%
Athens-Clarke County (Pre-refunded 1/1/19 @ 100) 5.500%, 1/1/38	4,000	4,117
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association Project (Pre-refunded 7/1/21 @ 100) 5.250%, 7/1/27	2,885	3,195
Metropolitan Atlanta Rapid Transit Authority Third Indenture (Pre-refunded 7/1/22 @ 100) 5.000%, 7/1/30	1,465	1,645
Thomasville Hospital Authority (Pre-refunded 11/2/20 @ 100) 5.375%, 11/1/40	1,000	1,089

		10,046

Tax Allocation Revenue—7.6%
Atlanta, City of,
Atlantic Station Project 5.000%, 12/1/24	400	453
Beltline Project 5.000%, 1/1/28	855	988
Beltline Project 5.000%, 1/1/30	1,055	1,210
Beltline Project 5.000%, 1/1/31	1,500	1,713
Eastside Project 5.000%, 1/1/28	1,150	1,310
Eastside Project 5.000%, 1/1/29	300	341
Eastside Project 5.000%, 1/1/30	550	623

		6,638

Transportation Revenue—4.1%
Atlanta, City of, Department of Aviation
5.000%, 1/1/32	1,000	1,132
5.000%, 1/1/42	2,235	2,437

		3,569

Water & Sewer Revenue—12.8%
Athens-Clarke County 5.000%, 1/1/24	1,250	1,439
Atlanta, City of, Water & Wastewater Revenue 5.000%, 11/1/40	4,000	4,531
Board of Water Light & Sinking Fund Commissioners of the City of Dalton 5.000%, 3/1/30	1,400	1,639

See Notes to Schedule of Investments.

VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Georgia—continued
Water & Sewer Revenue—continued
Fulton County Water & Sewerage Revenue 5.000%, 1/1/26	$1,810	$ 1,957
Henry County Water & Sewerage Authority (AMBAC Insured) 6.150%, 2/1/20	1,575	1,667

		11,233

		79,034

North Carolina—2.1%
General Revenue—2.1%
North Carolina Capital Facilities Finance Agency, High Point University 5.000%, 5/1/32	1,700	1,811

Virginia—3.4%
Transportation Revenue—3.4%
Virginia Small Business Financing Authority, Senior Lien 5.000%, 7/1/34	2,805	3,008
TOTAL MUNICIPAL BONDS (Identified Cost $ 84,669)		86,038
TOTAL LONG-TERM INVESTMENTS—98.4% (Identified Cost $ 84,669)		86,038

	Shares	Value
SHORT-TERM INVESTMENT—0.6%
Money Market Mutual Fund—0.6%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.180%) (3)	579,247	$ 579
TOTAL SHORT-TERM INVESTMENT (Identified Cost $ 579)		579
TOTAL INVESTMENTS—99.0% (Identified Cost $ 85,248)		86,617
Other assets and liabilities, net—1.0%		851

NET ASSETS—100.0%		$87,468

Abbreviation:

AMBAC American Municipal Bond Assurance Corp.

Footnote Legend:

(1)	At March 31, 2018, 5.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$86,038	$ —	$86,038	$—
Equity Securities:
Short-Term Investment	579	579	—	—

Total Investments	$86,617	$579	$86,038	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —96.3%
Alabama—5.5%
Birmingham Alabama Special Care Facilities Financing Authority, Childrens Hospital Revenue (AGC Insured) (Pre-refunded 6/1/19 @ 100) 6.000%, 6/1/39	$2,000	$ 2,099
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	1,000	1,144
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,138

		4,381

Alaska—2.7%
Matanuska-Susitna Borough,
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	1,270	1,346
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	730	774

		2,120

California—20.7%
California Infrastructure & Economic Development Bank, Academy Motion Picture Arts Revenue 5.000%, 11/1/34	1,000	1,125
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,345
California Municipal Finance Authority, Bowles Hall Foundation Revenue 5.000%, 6/1/50	1,750	1,890
California, State of,
General Obligation 5.000%, 8/1/24	1,450	1,690
General Obligation 5.000%, 9/1/30	1,000	1,100
General Obligation 6.500%, 4/1/33	2,000	2,097
General Obligation 5.000%, 10/1/47	1,000	1,137
Chabot-Las Positas Community College District, General Obligation 4.000%, 8/1/47	1,500	1,554
Los Angeles Community College District, General Obligation 4.000%, 8/1/39	1,195	1,265
Los Angeles Department of Airports, Los Angeles International Airport Revenue 5.000%, 5/15/35	1,000	1,126
San Diego Redevelopment Agency Successor Agency
5.000%, 9/1/28	500	583
5.000%, 9/1/29	405	470

		16,382

Colorado—3.2%
Colorado Educational & Cultural Facilities Authority, University of Denver Project Revenue 5.000%, 3/1/43	1,000	1,133

	Par Value	Value
Colorado—continued
University of Colorado Revenue 4.000%, 6/1/36	$1,355	$ 1,438

		2,571

District of Columbia—2.7%
Columbia District Revenue 5.500%, 12/1/30	2,000	2,124

Florida—1.5%
Orlando, City of, Revenue (Pre-refunded 5/1/24 @ 100) 5.250%, 11/1/32	1,000	1,171

Georgia—1.7%
Fulton County Development Authority, Georgia Tech Athletic Association Revenue 5.750%, 10/1/36	1,250	1,375

Idaho—4.7%
Idaho Health Facilities Authority, Saint Lukes Health System Project Revenue 6.750%, 11/1/37	2,500	2,568
Trinity Health Credit Group Revenue 5.000%, 12/1/42	1,000	1,131

		3,699

Illinois—7.8%
Chicago O’Hare International Airport Revenue
5.000%, 1/1/33	1,100	1,217
5.000%, 1/1/33	3,500	3,920
University of Illinois Revenue (Pre-refunded 4/1/19 @ 100) 5.750%, 4/1/38	1,000	1,040

		6,177

Indiana—4.5%
Indiana Finance Authority Revenue 5.000%, 6/1/32	3,000	3,552

Maine—3.3%
Maine Turnpike Authority, Toll Highway Revenue (Pre-refunded 7/1/19 @ 100) 6.000%, 7/1/38	2,500	2,633

Massachusetts—1.3%
Commonwealth of Massachusetts Transportation Fund Revenue 4.000%, 6/1/35	1,000	1,064

Missouri—3.6%
Metropolitan St Louis Sewer District Revenue 5.000%, 5/1/36	2,500	2,846

New Jersey—2.9%
New Jersey Turnpike Authority, Toll Highway Revenue 5.000%, 1/1/37	2,000	2,294

New York—11.0%
Long Island Power Authority Revenue 5.000%, 9/1/47	1,500	1,700

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

New York—continued
New York City Transitional Finance Authority, Future Tax Secured Revenue 5.000%, 8/1/40	$3,000	$ 3,459
New York State Dormitory Authority,
Sales Tax Revenue 5.000%, 3/15/33	1,250	1,462
Sales Tax Revenue 4.000%, 3/15/47	2,000	2,083

		8,704

North Carolina—4.1%
Charlotte, City of, Water & Sewer System Revenue 1.620%, 7/1/36(2)	3,210	3,210

Oklahoma—1.1%
Oklahoma Turnpike Authority, Toll Highway Revenue 5.000%, 1/1/47	750	857

Oregon—8.1%
Oregon State Facilities Authority, Reed College Project Revenue 5.000%, 7/1/47	1,000	1,148
Portland, Port of, Airport Revenue
5.000%, 7/1/42	1,000	1,118
5.000%, 7/1/47	1,000	1,130
Washington Multnomah & Yamhill Country School District, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/27	2,500	3,013

		6,409

Pennsylvania—1.6%
Pennsylvania Turnpike Commission, Toll Highway Revenue 6.375%, 12/1/38	1,000	1,234

Texas—2.1%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) 5.000%, 8/15/39	1,000	1,108
Harris County Cultural Education Facilities Finance Corp., Teco Project Revenue 4.000%, 11/15/36	500	522

		1,630

Washington—2.2%
Seattle, City of, Municipal Light & Power Revenue (BHAC Insured) (Pre-refunded 4/1/19 @ 100) 5.750%, 4/1/29	1,635	1,702
TOTAL MUNICIPAL BONDS (Identified Cost $75,379)		76,135
TOTAL LONG-TERM INVESTMENTS—96.3% (Identified Cost $75,379)		76,135

	Shares	Value
SHORT-TERM INVESTMENT—1.4%
MONEY MARKET MUTUAL FUND—1.4%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.180%)(3)	1,099,221	$ 1,099
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,099)		1,099
TOTAL INVESTMENTS—97.7% (Identified Cost $76,478)		77,234
Other assets and liabilities, net—2.3%		1,848

NET ASSETS—100.0%		$79,082

Abbreviations:
AGC	Assured Guaranty Corp.
BHAC	Berkshire Hathaway Assurance Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:

(1)	At March 31, 2018, 13.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$76,135	$—	$76,135	$—
Equity Securities:
Short-Term Investment	1,099	1,099	—	—

Total Investments	$77,234	$1,099	$76,135	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

    MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—88.7%
Consumer Discretionary—17.0%
Altice Luxembourg SA 144A 7.750%, 5/15/22(1)	$ 1,610	$ 1,493
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	1,439	1,439
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	158	162
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	1,785	1,711
CCO Holdings LLC
5.750%, 9/1/23	505	513
144A 5.750%, 2/15/26(1)	1,870	1,861
144A 5.125%, 5/1/27(1)	805	764
Century Communities, Inc.
6.875%, 5/15/22	1,405	1,449
5.875%, 7/15/25	1,593	1,517
Cequel Communications Holdings I LLC
144A 6.375%, 9/15/20(1)	224	228
144A 7.750%, 7/15/25(1)	440	465
144A 7.500%, 4/1/28(1)	245	251
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20	550	549
6.500%, 11/15/22	725	738
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(1)	405	440
DISH DBS Corp.
7.875%, 9/1/19	1,160	1,215
5.125%, 5/1/20	920	919
6.750%, 6/1/21	1,070	1,081
7.750%, 7/1/26	1,065	1,002
DriveTime Automotive Group, Inc. 144A 8.000%, 6/1/21(1)	500	498
Eldorado Resorts, Inc. 6.000%, 4/1/25	1,220	1,238
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	695	739
Golden Nugget, Inc. 144A 6.750%, 10/15/24(1)	690	695
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	820	871
Intelsat Jackson Holdings SA 7.250%, 10/15/20	740	685
J.C. Penney Corp, Inc. 144A 8.625%, 3/15/25(1)	635	597
L Brands, Inc. 6.875%, 11/1/35	430	417
Lennar Corp. 144A 5.000%, 6/15/27(1)	440	429
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	1,235	1,281
Lithia Motors, Inc. 144A 5.250%, 8/1/25(1)	895	897
Mattel, Inc. 4.350%, 10/1/20	2,235	2,151
Matthews International Corp. 144A 5.250%, 12/1/25(1)	865	852
Meredith Corp. 144A 6.875%, 2/1/26(1)	430	441
MGM Resorts International
6.750%, 10/1/20	2,050	2,178
7.750%, 3/15/22	1,305	1,453

	Par Value	Value
Consumer Discretionary—continued
Mohegan Gaming & Entertainment 144A 7.875%, 10/15/24(1)	$ 865	$ 861
Motors Liquidation Co. Escrow
8.375%, 7/15/33(2)(3)	36,800	—
7.200%, 1/15/49(2)(3)	17,182	—
Murphy Oil USA, Inc. 5.625%, 5/1/27	379	381
New Home Co., Inc. (The) 7.250%, 4/1/22	1,075	1,115
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	3,279	3,122
Penske Automotive Group, Inc. 5.375%, 12/1/24	1,310	1,317
PetSmart, Inc. 144A 5.875%, 6/1/25(1)	1,465	1,059
PulteGroup, Inc. 5.500%, 3/1/26	695	716
Sears Holdings Corp. 8.000%, 12/15/19	2,900	946
Service Corp. International 4.625%, 12/15/27	755	729
Shea Homes LP 144A 5.875%, 4/1/23(1)	1,665	1,686
Staples, Inc. 144A 8.500%, 9/15/25(1)	1,400	1,295
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	935	943
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,400	1,339
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(1)	474	498
TRI Pointe Group, Inc.
4.875%, 7/1/21	1,941	1,954
5.875%, 6/15/24	2,105	2,136
5.250%, 6/1/27	1,850	1,762
Viacom, Inc. 6.250%, 2/28/57	1,025	1,040
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	1,995	1,890
Weight Watchers International, Inc. 144A 8.625%, 12/1/25(1)	845	900
WMG Acquisition Corp.
144A 5.625%, 4/15/22(1)	1,200	1,227
144A 5.500%, 4/15/26(1)	370	372
Ziggo Bond Finance BV 144A 5.875%, 1/15/25(1)	950	898
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(1)	1,090	1,024

		62,429

Consumer Staples—3.4%
Albertsons Cos. LLC 6.625%, 6/15/24	910	816
JBS USA LUX SA 144A 6.750%, 2/15/28(1)	785	754
New Albertson’s, Inc. 7.450%, 8/1/29	1,540	1,232
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,870	2,787
144A 5.875%, 9/30/27(1)	445	418
Post Holdings, Inc. 144A 5.500%, 3/1/25(1)	457	450

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Consumer Staples—continued
144A 8.000%, 7/15/25(1)	$ 825	$ 926
144A 5.750%, 3/1/27(1)	571	564
Rite Aid Corp.
6.750%, 6/15/21	1,165	1,187
144A 6.125%, 4/1/23(1)	1,625	1,639
US Foods, Inc. 144A 5.875%, 6/15/24(1)	1,741	1,780

		12,553

Energy—16.4%
Antero Resources Corp.
5.625%, 6/1/23	200	204
5.000%, 3/1/25	1,020	1,023
California Resources Corp. 144A 8.000%, 12/15/22(1)	3,203	2,514
Centennial Resource Production LLC 144A 5.375%, 1/15/26(1)	1,115	1,094
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	1,335	1,477
Chesapeake Energy Corp.
144A 8.000%, 12/15/22(1)	2,581	2,723
144A 8.000%, 1/15/25(1)	1,180	1,142
144A 8.000%, 6/15/27(1)	1,840	1,757
CNX Resources Corp. 8.000%, 4/1/23	3,415	3,620
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	1,175	1,255
Crestwood Midstream Partners LP 5.750%, 4/1/25	1,166	1,156
Denbury Resources, Inc. 144A 9.000%, 5/15/21(1)	880	902
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	945	947
Diamondback Energy, Inc.
4.750%, 11/1/24	383	379
5.375%, 5/31/25	2,183	2,217
144A 5.375%, 5/31/25(1)	175	177
Eclipse Resources Corp. 8.875%, 7/15/23	1,530	1,444
Endeavor Energy Resources LP
144A 5.500%, 1/30/26(1)	1,335	1,328
144A 5.750%, 1/30/28(1)	665	662
Ensco plc
8.000%, 1/31/24	2,258	2,179
7.750%, 2/1/26	130	119
5.750%, 10/1/44	1,475	1,007
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(4)	348	343
Hornbeck Offshore Services, Inc. 5.875%, 4/1/20	2,302	1,514
Indigo Natural Resources LLC 144A 6.875%, 2/15/26(1)	1,540	1,451
KCA Deutag UK Finance plc 144A 9.625%, 4/1/23(1)	785	790
MEG Energy Corp. 144A 6.500%, 1/15/25(1)	670	650
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	195
Oceaneering International, Inc. 6.000%, 2/1/28	2,240	2,213
Parsley Energy LLC 144A 5.625%, 10/15/27(1)	950	950

	Par Value	Value
Energy—continued
Petrobras Global Finance BV
8.375%, 5/23/21	$ 876	$ 997
7.375%, 1/17/27	800	866
Precision Drilling Corp.
6.500%, 12/15/21	844	850
7.750%, 12/15/23	800	831
144A 7.125%, 1/15/26(1)	356	352
Pride International LLC 7.875%, 8/15/40	1,400	1,193
Range Resources Corp.
5.750%, 6/1/21	2,044	2,085
5.875%, 7/1/22	905	909
5.000%, 3/15/23	390	374
Rowan Cos., Inc.
4.875%, 6/1/22	3,079	2,802
5.850%, 1/15/44	1,585	1,125
RSP Permian, Inc. 5.250%, 1/15/25	525	543
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)	755	759
SandRidge Energy, Inc. 8.125%, 10/15/22(2)(3)	1,935	—
SESI LLC
7.125%, 12/15/21	1,160	1,182
144A 7.750%, 9/15/24(1)	1,165	1,206
Seven Generations Energy Ltd. 144A 6.750%, 5/1/23(1)	1,161	1,202
Southwestern Energy Co. 7.500%, 4/1/26	825	833
Sunoco LP 144A 4.875%, 1/15/23(1)	887	855
Tallgrass Energy Partners LP
144A 5.500%, 9/15/24(1)	585	595
144A 5.500%, 1/15/28(1)	930	938
Transocean, Inc.
7.500%, 4/15/31	905	798
6.800%, 3/15/38	515	402
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	840	853

		59,982

Financials—12.4%
Ally Financial, Inc. 5.750%, 11/20/25	800	824
CSC Holdings LLC
144A 10.125%, 1/15/23(1)	1,200	1,332
144A 10.875%, 10/15/25(1)	3,055	3,589
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	1,423	1,540
Ditech Holding Corp. PIK Interest Capitalization 9.000%, 12/31/24(5)	2,019	1,673
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	3,515	3,480
Jefferies Finance LLC
144A 7.375%, 4/1/20(1)	1,595	1,611
144A 7.250%, 8/15/24(1)	300	296
KCA Deutag UK Finance plc
144A 7.250%, 5/15/21(1)	555	537
144A 9.875%, 4/1/22(1)	1,560	1,618
Ladder Capital Finance Holdings LLLP 144A 5.250%, 10/1/25(1)	1,220	1,156

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Financials—continued
MGIC Investment Corp. 5.750%, 8/15/23	$ 1,415	$ 1,482
Nationstar Mortgage LLC
6.500%, 8/1/18	3,800	3,819
9.625%, 5/1/19	1,025	1,044
7.875%, 10/1/20	2,490	2,540
6.500%, 7/1/21	1,806	1,833
6.500%, 6/1/22	827	847
Navient Corp. 8.000%, 3/25/20	2,545	2,704
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	3,500	3,605
OneMain Financial Holdings LLC 144A 7.250%, 12/15/21(1)	1,260	1,306
Popular, Inc. 7.000%, 7/1/19	430	439
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	705	708
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	2,945	2,938
144A 5.250%, 1/15/28(1)	860	804
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	765	809
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	1,005	862
TRU Taj LLC 144A 12.000%, 8/15/21(1)	990	765
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,210	1,278

		45,439

Health Care—9.5%
Centene Corp. 5.625%, 2/15/21	1,825	1,875
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	835	849
DaVita, Inc.
5.750%, 8/15/22	1,405	1,442
5.000%, 5/1/25	3,265	3,156
Endo Finance LLC 144A 7.250%, 1/15/22(1)	1,225	1,063
Envision Healthcare Corp. 5.625%, 7/15/22	1,135	1,140
Greatbatch Ltd. 144A 9.125%, 11/1/23(1)	1,347	1,458
HCA, Inc.
6.500%, 2/15/20	1,115	1,169
5.250%, 6/15/26	940	952
7.500%, 11/6/33	420	459
7.500%, 11/15/95	455	448
Hologic, Inc. 144A 4.375%, 10/15/25(1)	1,505	1,452
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(1)	576	612
Kindred Healthcare, Inc.
8.000%, 1/15/20	1,935	2,049
8.750%, 1/15/23	440	465
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(1)	1,200	1,164
Teleflex, Inc. 5.250%, 6/15/24	893	913

	Par Value	Value
Health Care—continued
Teva Pharmaceutical Finance Co. BV 2.950%, 12/18/22	$ 2,505	$ 2,218
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	2,235	2,103
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	1,300	1,101
144A 6.000%, 4/15/24(1)	1,175	1,141
144A 6.750%, 3/1/28(1)	375	370
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(1)	3,125	3,148
144A 6.125%, 4/15/25(1)	1,036	894
144A 9.000%, 12/15/25(1)	1,320	1,312
WellCare Health Plans, Inc. 5.250%, 4/1/25	1,800	1,807

		34,760

Industrials—8.5%
AECOM 5.125%, 3/15/27	1,163	1,124
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	543	550
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,545	1,531
AmeriGas Partners LP 5.750%, 5/20/27	1,080	1,033
Bombardier, Inc.
144A 7.750%, 3/15/20(1)	585	625
144A 8.750%, 12/1/21(1)	1,475	1,617
144A 7.500%, 3/15/25(1)	1,305	1,339
Engility Corp. 8.875%, 9/1/24	1,420	1,476
Flexi-Van Leasing, Inc. 144A 10.000%, 2/15/23(1)	230	228
GFL Environmental, Inc. 144A 9.875%, 2/1/21(1)	1,435	1,514
Global Ship Lease, Inc. 144A 9.875%, 11/15/22(1)	730	733
Grinding Media, Inc. 144A 7.375%, 12/15/23(1)	1,094	1,149
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	1,680	1,701
144A 8.375%, 8/15/22(1)	1,785	1,816
HC2 Holdings, Inc. 144A 11.000%, 12/1/19(1)	1,125	1,161
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	878	937
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,555	1,547
Laureate Education, Inc. 144A 8.250%, 5/1/25(1)	340	365
Lennar Corp. 144A 5.875%, 11/15/24(1)	1,650	1,708
Navistar International Corp. 144A 6.625%, 11/1/25(1)	885	885
Plastipak Holdings, Inc. 144A 6.250%, 10/15/25(1)	723	721
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(1)	415	450
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	850	850
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	930	959

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Industrials—continued
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	$ 2,644	$ 2,816
Wabash National Corp. 144A 5.500%, 10/1/25(1)	1,440	1,404
WESCO Distribution, Inc. 5.375%, 6/15/24	930	934

		31,173

Information Technology—3.8%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	3,640	3,713
144A 5.375%, 8/1/22(1)	1,610	1,610
Conduent Finance, Inc. 144A 10.500%, 12/15/24(1)	1,118	1,312
Dell International LLC 144A 7.125%, 6/15/24(1)	2,060	2,199
Dell, Inc. 6.500%, 4/15/38	867	866
First Data Corp.
144A 5.375%, 8/15/23(1)	845	860
144A 7.000%, 12/1/23(1)	1,205	1,267
Nuance Communications, Inc. 5.625%, 12/15/26	601	590
Quintiles IMS, Inc. 144A 5.000%, 10/15/26(1)	1,390	1,383

		13,800

Materials—4.1%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	1,305	1,310
Big River Steel LLC 144A 7.250%, 9/1/25(1)	875	908
Blue Cube Spinco, Inc. 9.750%, 10/15/23	1,778	2,039
Chemours Co. (The) 7.000%, 5/15/25	1,720	1,858
Enviva PartnersLP 8.500%, 11/1/21	500	529
First Quantum Minerals Ltd. 144A 6.500%, 3/1/24(1)	840	796
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,115	1,079
6.875%, 2/15/23	545	584
Imperial Metals Corp. 144A 7.000%, 3/15/19(1)	2,293	2,109
Kaiser Aluminum Corp. 5.875%, 5/15/24	865	895
Summit Materials LLC 8.500%, 4/15/22	1,445	1,557
TMS International Corp. 144A 7.250%, 8/15/25(1)	843	879
Valvoline, Inc. 5.500%, 7/15/24	322	330

		14,873

Real Estate—4.2%
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,172	3,132
iStar, Inc.
4.625%, 9/15/20	1,105	1,106
6.000%, 4/1/22	1,078	1,080

	Par Value	Value
Real Estate—continued
MPT Operating Partnership LP 5.000%, 10/15/27	$ 1,485	$ 1,456
Realogy Group LLC 144A 5.250%, 12/1/21(1)	1,700	1,709
Sabra Health Care LP 5.125%, 8/15/26	1,100	1,060
SBA Communications Corp.
4.875%, 9/1/24	920	903
144A 4.000%, 10/1/22(1)	2,026	1,940
Starwood Property Trust, Inc. 5.000%, 12/15/21	2,988	3,048

		15,434

Telecommunication Services—7.4%
Altice Financing SA 144A 6.625%, 2/15/23(1)	1,970	1,950
CB Escrow Corp. 144A 8.000%, 10/15/25(1)	1,864	1,736
CenturyLink, Inc.
5.625%, 4/1/20	470	474
6.750%, 12/1/23	1,855	1,804
7.500%, 4/1/24	675	680
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	3,330	2,980
Cogent Communications Finance, Inc. 144A 5.625%, 4/15/21(1)	745	749
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	520	532
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	985	955
Intelsat Jackson Holdings SA
144A 9.500%, 9/30/22(1)	410	467
144A 9.750%, 7/15/25(1)	1,705	1,592
Level 3 Financing, Inc. 5.375%, 5/1/25	1,755	1,702
Level 3 Parent LLC 5.750%, 12/1/22	850	849
Sprint Capital Corp.
6.875%, 11/15/28	1,465	1,368
8.750%, 3/15/32	370	387
Sprint Communications, Inc. 11.500%, 11/15/21	2,060	2,390
Sprint Corp.
7.875%, 9/15/23	1,060	1,083
7.625%, 3/1/26	360	351
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	1,304	1,337
UPC Holding BV 144A 5.500%, 1/15/28(1)	2,725	2,514
West Corp. 144A 8.500%, 10/15/25(1)	1,465	1,417

		27,317

Utilities—2.0%
Calpine Corp. 144A 5.250%, 6/1/26(1)	725	700
Foresight Energy LLC 144A 11.500%, 4/1/23(1)	1,650	1,337
NRG Energy, Inc.
6.250%, 7/15/22	570	587
7.250%, 5/15/26	1,325	1,404

See Notes to Schedule of Investments.

    VIRTUS SEIX HIGH INCOME FUND

    SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

    MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Utilities—continued
144A 5.750%, 1/15/28(1)	$ 520	$ 508
NRG Yield Operating LLC 5.000%, 9/15/26	1,275	1,253
Talen Energy Supply LLC
144A 9.500%, 7/15/22(1)	510	495
144A 10.500%, 1/15/26(1)	1,055	907

		7,191
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $324,573)		324,951
LEVERAGED LOANS(6) —7.0%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 3.877%, 4/28/23	1,035	1,035

Energy—1.2%
California Resources Corp. (1 month LIBOR + 10.375%) 12.229%, 12/31/21	1,430	1,613
Chesapeake Energy Corp. Tranche A (3 month LIBOR + 7.500%) 9.444%, 8/23/21	1,180	1,252
Crestwood Holdings LLC (3 month LIBOR + 7.500%) 9.186%, 2/28/23	975	968
KCA Deutag Alpha Ltd. (3 month LIBOR + 6.750%) 0.000%, 3/21/23(7)	680	680

		4,513

Financial—2.2%
AltiSource Solutions S.a.r.l.
Tranche B (1 month LIBOR + 3.500%) 5.377%, 12/9/20	2,329	2,312
Tranche B (3 month LIBOR + 4.000%) 0.000%, 3/29/24(7)	1,940	1,920
Ditech Holding Corp. Tranche B (3 month LIBOR + 6.000%) 7.877%, 6/30/22	1,850	1,798
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 6.611%, 2/23/22	1,029	1,038
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 6.786%, 12/7/20	1,169	1,175

		8,243

Food / Tobacco—0.4%
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.678%, 10/30/22	1,386	1,381

Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 4.956%, 6/22/23	1,032	1,018

Gaming / Leisure—0.2%
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.125%, 4/17/24	881	883

	Par Value	Value
Information Technology—0.3%
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 3.880%, 9/7/23	$ 1,062	$ 1,063

Media / Telecom - Cable/Wireless Video—0.3%
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (3 month LIBOR + 3.500%) 5.220%, 1/7/22	1,005	973

Media / Telecom - Diversified Media—0.3%
Lions Gate Capital Holdings LLC Tranche B (3 month LIBOR + 2.250%) 4.104%, 3/24/25	1,035	1,036

Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.627%, 1/31/25	1,332	1,309

Metals / Minerals—0.3%
Foresight Energy LLC (1 month LIBOR + 5.750%) 7.627%, 3/28/22	1,129	1,109

Retail—0.6%
Sears Roebuck Acceptance Corp. 2016 (1 month LIBOR + 7.500%) 9.202%, 7/20/20	164	164
2017 (1 month LIBOR + 4.500%) 6.202%, 1/20/19	802	797
Staples, Inc. (3 month LIBOR + 4.000%) 5.787%, 9/12/24	1,132	1,121

		2,082

Service—0.3%
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.377%, 4/26/24	336	337
Monitronics International, Inc. Tranche B-2 (3 month LIBOR + 5.500%) 7.802%, 9/30/22	763	742

		1,079
TOTAL LEVERAGED LOANS (Identified Cost $25,390)		25,724

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

PREFERRED STOCK—0.3%
Financials—0.3%
GMAC Capital Trust I Series 2 (3 month LIBOR + 5.785%), 7.624%(6)	43(8)	$ 1,112
TOTAL PREFERRED STOCK (Identified Cost $1,070)		1,112
COMMON STOCKS—0.9%
Consumer Discretionary—0.3%
General Motors Co.	31,212	1,134

Energy—0.6%
Linn Energy, Inc.(9)	38,451	1,478
SandRidge Energy, Inc.(9)	26,765	388
Templar Energy LLC(4)(9)	159,460	160

		2,026
TOTAL COMMON STOCKS (Identified Cost $7,583)		3,160
WARRANTS—0.0%
Energy—0.0%
SandRidge Energy, Inc.(9)	3,760	—
SandRidge Energy, Inc.(9)	1,583	1

		1
TOTAL WARRANTS (Identified Cost $0)		1
CONVERTIBLE PREFERRED STOCK—0.2%
Financials—0.2%
Ditech Holding Corp.(9)	807	868
TOTAL CONVERTIBLE PREFERRED STOCK (Identified Cost $928)		868
TOTAL LONG-TERM INVESTMENTS—97.1% (Identified Cost $359,544)		355,816
SHORT-TERM INVESTMENT—1.9%
MONEY MARKET MUTUAL FUND—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(10)(11)	6,847,355	6,847
TOTAL SHORT-TERM INVESTMENT (Identified Cost $6,847)		6,847
TOTAL INVESTMENTS—99.0% (Identified Cost $366,391)		362,663
Other assets and liabilities, net—1.0%		3,808

NET ASSETS—100.0%		$366,471

Abbreviations:

LIBOR  London Interbank Offered Rate

PIK       Payment-in-Kind Security

Footnote Legend:

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $175,376 or 47.9% of net assets.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(3)	Security in default no interest payments are being received during the bankruptcy proceedings.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	First pay date will be in June 2018.
(6)	Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Non-income producing security.
(10)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(11)	All or a portion segregated as collateral for a delayed delivery transaction.

Country Weightings (Unaudited)†
United States	84%
Canada	6
Netherlands	4
Luxembourg	3
United Kingdom	2
Bermuda	1
Total Investments	100%
† % of total investments as of March 31, 2018

See Notes to Schedule of Investments.

46

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$324,951	$—	$324,608	$343	*
Leveraged Loans	25,724	—	25,724	—
Equity Securities:
Common Stocks	3,160	3,000	—	160
Preferred Stock	1,112	1,112	—	—
Warrants	1	1	—	—
Convertible Preferred Stock	868	—	868	—
Short-Term Investment	6,847	6,847	—	—

Total Investments	$362,663	$10,960	$351,200	$503

*  Includes internally fair valued security currently priced at $0.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—100.0%
Consumer Discretionary—21.7%
Altice Luxembourg SA 144A 7.750%, 5/15/22(1)	$1,755	$1,628
American Axle & Manufacturing, Inc.
6.500%, 4/1/27	1,545	1,545
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	171	175
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	1,820	1,745
CCO Holdings LLC 5.750%, 9/1/23	2,485	2,522
144A 5.750%, 2/15/26(1)	1,290	1,284
144A 5.125%, 5/1/27(1)	1,990	1,889
Century Communities, Inc.
6.875%, 5/15/22	1,820	1,877
5.875%, 7/15/25	1,570	1,495
Cequel Communications Holdings I LLC
144A 7.750%, 7/15/25(1)	450	476
144A 7.500%, 4/1/28(1)	245	250
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	1,350	1,374
DISH DBS Corp.
7.875%, 9/1/19	2,320	2,430
5.125%, 5/1/20	1,010	1,009
6.750%, 6/1/21	1,150	1,161
7.750%, 7/1/26	1,150	1,082
Dollar Tree, Inc. 5.750%, 3/1/23	1,525	1,594
DriveTime Automotive Group, Inc. 144A 8.000%, 6/1/21(1)	910	905
Eldorado Resorts, Inc. 6.000%, 4/1/25	1,350	1,370
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	825	877
Hilton Worldwide Finance LLC 4.625%, 4/1/25	778	777
J.C. Penney Corp, Inc. 144A 8.625%, 3/15/25(1)	685	644
L Brands, Inc. 6.875%, 11/1/35	445	432
Lamar Media Corp. 5.750%, 2/1/26	980	1,016
Lennar Corp. 144A 5.000%, 6/15/27(1)	440	429
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	1,355	1,406
Lithia Motors, Inc. 144A 5.250%, 8/1/25(1)	896	898
Mattel, Inc. 4.350%, 10/1/20	1,605	1,545
Matthews International Corp. 144A 5.250%, 12/1/25(1)	860	847
Meredith Corp. 144A 6.875%, 2/1/26(1)	430	441
MGM Resorts International
7.750%, 3/15/22	3,215	3,581
6.000%, 3/15/23	1,615	1,696
Murphy Oil USA, Inc. 5.625%, 5/1/27	370	372
New Home Co., Inc. (The) 7.250%, 4/1/22	1,060	1,100

	Par Value	Value
Consumer Discretionary—continued
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	$6,180	$5,885
Penske Automotive Group, Inc. 5.375%, 12/1/24	1,290	1,296
PetSmart, Inc. 144A 5.875%, 6/1/25(1)	1,105	798
PulteGroup, Inc.
4.250%, 3/1/21	1,527	1,544
5.500%, 3/1/26	1,920	1,979
7.875%, 6/15/32	400	478
Quebecor Media, Inc. 5.750%, 1/15/23	463	475
Service Corp. International 4.625%, 12/15/27	835	806
Shea Homes LP
144A 5.875%, 4/1/23(1)	1,755	1,777
144A 6.125%, 4/1/25(1)	1,755	1,775
Six Flags Entertainment Corp. 144A 5.500%, 4/15/27(1)	960	950
Staples, Inc. 144A 8.500%, 9/15/25(1)	1,480	1,369
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	820	827
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,600	1,530
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(1)	505	530
TRI Pointe Group, Inc.
4.875%, 7/1/21	2,260	2,275
5.875%, 6/15/24	2,115	2,146
5.250%, 6/1/27	1,825	1,738
Viacom, Inc. 6.250%, 2/28/57	830	842
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	478
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	1,985	1,881
WMG Acquisition Corp.
144A 5.625%, 4/15/22(1)	1,408	1,440
144A 5.000%, 8/1/23(1)	600	601
144A 5.500%, 4/15/26(1)	405	407
Ziggo Bond Finance BV 144A 5.875%, 1/15/25(1)	815	770
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(1)	1,105	1,038

		77,507

Consumer Staples—4.1%
Albertsons Cos. LLC 6.625%, 6/15/24	925	829
JBS USA LUX SA 144A 6.750%, 2/15/28(1)	850	816
New Albertson’s, Inc. 7.450%, 8/1/29	1,536	1,229
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,785	2,705
144A 5.875%, 9/30/27(1)	440	414
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	380	374
144A 8.000%, 7/15/25(1)	925	1,038
144A 5.000%, 8/15/26(1)	1,565	1,487
144A 5.750%, 3/1/27(1)	474	468

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Consumer Staples—continued
Rite Aid Corp.
6.750%, 6/15/21	$1,155	$ 1,177
144A 6.125%, 4/1/23(1)	2,050	2,068
US Foods, Inc. 144A 5.875%, 6/15/24(1)	2,150	2,198

		14,803

Energy—17.0%
Antero Resources Corp.
5.375%, 11/1/21	600	610
5.625%, 6/1/23	190	194
5.000%, 3/1/25	1,105	1,108
Centennial Resource Production LLC 144A 5.375%, 1/15/26(1)	1,235	1,212
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	1,075	1,189
Chesapeake Energy Corp. 144A 8.000%, 12/15/22(1)	3,705	3,909
CNX Resources Corp. 8.000%, 4/1/23	3,015	3,196
Crestwood Midstream Partners LP 5.750%, 4/1/25	1,300	1,289
Denbury Resources, Inc. 144A 9.000%, 5/15/21(1)	895	917
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	945	947
Diamondback Energy, Inc.
4.750%, 11/1/24	420	415
5.375%, 5/31/25	2,168	2,202
144A 5.375%, 5/31/25(1)	180	182
Endeavor Energy Resources LP
144A 5.500%, 1/30/26(1)	1,345	1,338
144A 5.750%, 1/30/28(1)	660	657
Ensco plc
8.000%, 1/31/24	2,580	2,490
7.750%, 2/1/26	380	349
5.750%, 10/1/44	1,532	1,046
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	372	366
Indigo Natural Resources LLC 144A 6.875%, 2/15/26(1)	1,655	1,560
KCA Deutag UK Finance plc 144A 9.625%, 4/1/23(1)	850	855
MEG Energy Corp. 144A 6.500%, 1/15/25(1)	676	656
Murphy Oil Corp.
6.875%, 8/15/24	1,285	1,340
5.750%, 8/15/25	1,055	1,039
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	195
Oasis Petroleum, Inc. 7.250%, 2/1/19	1,425	1,429
Oceaneering International, Inc.
4.650%, 11/15/24	520	502
6.000%, 2/1/28	2,404	2,376
Parsley Energy LLC 144A 5.625%, 10/15/27(1)	930	930
Petrobras Global Finance BV
8.375%, 5/23/21	931	1,060
7.375%, 1/17/27	810	877
Precision Drilling Corp. 7.750%, 12/15/23	805	836

	Par Value	Value
Energy—continued
144A 7.125%, 1/15/26(1)	$ 348	$ 344
Pride International LLC 7.875%, 8/15/40	1,370	1,168
Range Resources Corp.
5.750%, 6/1/21	2,535	2,586
5.875%, 7/1/22	995	1,000
5.000%, 3/15/23	425	407
Rockies Express Pipeline LLC 144A 5.625%, 4/15/20(1)	730	756
Rowan Cos., Inc.
4.875%, 6/1/22	3,660	3,331
4.750%, 1/15/24	1,705	1,419
5.850%, 1/15/44	1,520	1,079
RSP Permian, Inc.
6.625%, 10/1/22	1,055	1,102
5.250%, 1/15/25	525	543
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)	835	839
SESI LLC
7.125%, 12/15/21	1,110	1,131
144A 7.750%, 9/15/24(1)	1,192	1,234
Seven Generations Energy Ltd. 144A 6.750%, 5/1/23(1)	1,158	1,198
Southwestern Energy Co. 7.500%, 4/1/26	840	848
Sunoco LP 144A 4.875%, 1/15/23(1)	897	864
Tallgrass Energy Partners LP
144A 5.500%, 9/15/24(1)	579	589
144A 5.500%, 1/15/28(1)	900	908
Transocean, Inc.
7.500%, 4/15/31	870	767
6.800%, 3/15/38	535	417
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	905	919

		60,720

Financials—13.2%
Ally Financial, Inc.
8.000%, 3/15/20	933	1,003
7.500%, 9/15/20	855	924
5.750%, 11/20/25	830	855
CSC Holdings LLC
144A 10.125%, 1/15/23(1)	1,950	2,164
144A 10.875%, 10/15/25(1)	2,732	3,210
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	1,400	1,516
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(1)	965	1,048
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	3,450	3,415
Icahn Enterprises LP 6.000%, 8/1/20	1,875	1,912
Jefferies Finance LLC
144A 7.375%, 4/1/20(1)	1,700	1,717
144A 7.250%, 8/15/24(1)	760	750
Ladder Capital Finance Holdings LLLP 144A 5.250%, 10/1/25(1)	1,195	1,132
MGIC Investment Corp. 5.750%, 8/15/23	980	1,027
Nationstar Mortgage LLC 6.500%, 8/1/18	4,980	5,005

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Financials—continued
9.625%, 5/1/19	$ 955	$ 973
7.875%, 10/1/20	2,055	2,096
6.500%, 7/1/21	2,050	2,081
6.500%, 6/1/22	773	791
Navient Corp.
5.500%, 1/15/19	735	743
8.000%, 3/25/20	2,810	2,986
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	1,490	1,535
OneMain Financial Holdings LLC 144A 7.250%, 12/15/21(1)	1,375	1,425
Popular, Inc. 7.000%, 7/1/19	430	439
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	759	762
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,505	3,496
144A 5.250%, 1/15/28(1)	865	809
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	1,227	1,298
Springleaf Finance Corp. 8.250%, 12/15/20	600	653
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,315	1,389

		47,154

Health Care—8.2%
Centene Corp.
5.625%, 2/15/21	2,000	2,055
6.125%, 2/15/24	590	614
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	900	915
DaVita, Inc.
5.750%, 8/15/22	2,310	2,371
5.000%, 5/1/25	2,175	2,102
Envision Healthcare Corp. 5.625%, 7/15/22	790	794
HCA Healthcare, Inc. 6.250%, 2/15/21	1,128	1,184
HCA, Inc.
5.250%, 6/15/26	945	957
7.500%, 11/6/33	400	437
7.500%, 11/15/95	455	448
Hologic, Inc. 144A 4.375%, 10/15/25(1)	1,645	1,587
Kindred Healthcare, Inc. 8.000%, 1/15/20	1,880	1,991
MEDNAX, Inc. 144A 5.250%, 12/1/23(1)	1,045	1,050
Quintiles IMS, Inc. 144A 4.875%, 5/15/23(1)	1,060	1,080
Teleflex, Inc. 5.250%, 6/15/24	964	986
Teva Pharmaceutical Finance Co. BV 2.950%, 12/18/22	2,785	2,466
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	2,770	2,607
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	1,435	1,215
144A 6.000%, 4/15/24(1)	1,200	1,165
144A 6.750%, 3/1/28(1)	400	395

	Par Value	Value
Health Care—continued
Valeant Pharmaceuticals International, Inc. 144A 7.000%, 3/15/24(1)	$ 900	$ 938
WellCare Health Plans, Inc. 5.250%, 4/1/25	1,940	1,947

		29,304

Industrials—10.5%
AECOM 5.125%, 3/15/27	1,250	1,208
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	490	496
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,660	1,645
Bombardier, Inc.
144A 7.750%, 3/15/20(1)	490	524
144A 8.750%, 12/1/21(1)	650	713
144A 7.500%, 3/15/25(1)	2,130	2,186
Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	820	868
Gartner, Inc. 144A 5.125%, 4/1/25(1)	1,300	1,300
GFL Environmental, Inc. 144A 9.875%, 2/1/21(1)	1,759	1,856
Global Ship Lease, Inc. 144A 9.875%, 11/15/22(1)	785	788
Grinding Media, Inc. 144A 7.375%, 12/15/23(1)	1,082	1,136
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	4,085	4,136
144A 8.375%, 8/15/22(1)	1,980	2,015
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	1,004	1,072
ILFC E-Capital Trust I 144A 4.640%, 12/21/65(1)(3)	2,390	2,330
Jack Ohio Finance LLC 144A 6.750%, 11/15/21(1)	1,070	1,105
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,540	1,532
Lennar Corp. 144A 5.875%, 11/15/24(1)	1,391	1,440
Plastipak Holdings, Inc. 144A 6.250%, 10/15/25(1)	780	778
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(1)	871	944
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	860	860
Sensata Technologies BV 144A 5.000%, 10/1/25(1)	470	463
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	475	499
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	1,250	1,289
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	1,999	2,129
Wabash National Corp. 144A 5.500%, 10/1/25(1)	1,390	1,355
WESCO Distribution, Inc. 5.375%, 6/15/24	1,030	1,034

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Industrials—continued
West Corp. 144A 4.750%, 7/15/21(1)	$1,970	$ 2,000

		37,701

Information Technology—4.5%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	2,020	2,060
144A 5.375%, 8/1/22(1)	3,145	3,145
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	1,665	1,733
Conduent Finance, Inc. 144A 10.500%, 12/15/24(1)	1,106	1,298
Dell International LLC 144A 7.125%, 6/15/24(1)	1,455	1,553
Dell, Inc. 6.500%, 4/15/38	890	889
First Data Corp.
144A 5.375%, 8/15/23(1)	1,390	1,414
144A 7.000%, 12/1/23(1)	1,460	1,535
Match Group, Inc. 6.375%, 6/1/24	960	1,021
Quintiles IMS, Inc. 144A 5.000%, 10/15/26(1)	1,365	1,358

		16,006

Materials—5.2%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	825	828
Big River Steel LLC 144A 7.250%, 9/1/25(1)	885	918
Blue Cube Spinco, Inc. 9.750%, 10/15/23	1,910	2,190
Chemours Co. (The) 7.000%, 5/15/25	1,875	2,025
Enviva Partners LP 8.500%, 11/1/21	520	550
First Quantum Minerals Ltd. 144A 6.500%, 3/1/24(1)	930	881
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,130	1,093
6.875%, 2/15/23	565	606
GCP Applied Technologies, Inc. 144A 9.500%, 2/1/23(1)	1,005	1,107
Imperial Metals Corp. 144A 7.000%, 3/15/19(1)	1,499	1,379
Kaiser Aluminum Corp. 5.875%, 5/15/24	934	967
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,003	1,013
Steel Dynamics, Inc. 5.125%, 10/1/21	1,010	1,026
Summit Materials LLC 8.500%, 4/15/22	1,365	1,471
TMS International Corp. 144A 7.250%, 8/15/25(1)	855	891
USG Corp. 144A 5.500%, 3/1/25(1)	640	667

	Par Value	Value
Materials—continued
Valvoline, Inc. 5.500%, 7/15/24	$1,107	$ 1,136

		18,748

Real Estate—3.5%
Equinix, Inc. 5.875%, 1/15/26	1,150	1,199
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,225	3,185
MPT Operating Partnership LP 5.000%, 10/15/27	1,435	1,407
Sabra Health Care LP 5.125%, 8/15/26	1,445	1,392
SBA Communications Corp.
4.875%, 9/1/24	905	888
144A 4.000%, 10/1/22(1)	2,036	1,949
Starwood Property Trust, Inc. 5.000%, 12/15/21	2,410	2,458

		12,478

Telecommunication Services—9.8%
Altice Financing SA 144A 6.625%, 2/15/23(1)	2,165	2,143
CB Escrow Corp. 144A 8.000%, 10/15/25(1)	2,330	2,170
CenturyLink, Inc.
6.750%, 12/1/23	1,850	1,799
7.500%, 4/1/24	475	479
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	3,395	3,039
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	1,055	1,079
CSC Holdings LLC 144A 6.625%, 10/15/25(1)	1,125	1,162
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	1,060	1,028
Intelsat Jackson Holdings SA
144A 9.500%, 9/30/22(1)	1,265	1,442
144A 8.000%, 2/15/24(1)	1,290	1,356
Level 3 Financing, Inc.
6.125%, 1/15/21	4,575	4,626
5.375%, 8/15/22	1,330	1,330
5.125%, 5/1/23	620	608
5.375%, 5/1/25	1,755	1,702
Level 3 Parent LLC 5.750%, 12/1/22	885	884
Sprint Capital Corp.
6.875%, 11/15/28	1,610	1,503
8.750%, 3/15/32	375	392
Sprint Communications, Inc. 11.500%, 11/15/21	2,035	2,361
Sprint Corp.
7.875%, 9/15/23	1,635	1,670
7.625%, 3/1/26	390	381
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	1,315	1,348
UPC Holding BV 144A 5.500%, 1/15/28(1)	1,875	1,730
Zayo Group LLC 6.375%, 5/15/25	495	512

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Telecommunication Services—continued
144A 5.750%, 1/15/27(1)	$ 500	$ 488

		35,232

Utilities—2.3%
Calpine Corp.
5.750%, 1/15/25	900	823
144A 5.250%, 6/1/26(1)	725	700
NRG Energy, Inc.
6.250%, 7/15/22	605	623
7.250%, 5/15/26	1,885	1,998
144A 5.750%, 1/15/28(1)	520	508
NRG Yield Operating LLC
5.375%, 8/15/24	685	688
5.000%, 9/15/26	1,350	1,326
Talen Energy Supply LLC
144A 9.500%, 7/15/22(1)	550	534
144A 10.500%, 1/15/26(1)	1,085	933

		8,133
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $356,384)		357,786
LEVERAGED LOANS(3) —7.2%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 3.877%, 4/28/23	1,045	1,045

Energy—0.9%
California Resources Corp. (1 month LIBOR + 10.375%) 12.229%, 12/31/21	1,195	1,348
Crestwood Holdings LLC (3 month LIBOR + 7.500%) 9.186%, 2/28/23	1,060	1,052
KCA Deutag Alpha Ltd. (3 month LIBOR + 6.750%) 0.000%, 3/21/23(4)	735	735

		3,135

Financial—2.4%
AltiSource Solutions S.a.r.l.
Tranche B (1 month LIBOR + 3.500%) 5.377%, 12/9/20	2,309	2,292
Tranche B (3 month LIBOR + 4.000%) 0.000%, 3/29/24(4)	2,100	2,079
Ditech Holding Corp. Tranche B (3 month LIBOR +6.000%) 7.877%, 6/30/22	2,197	2,135
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 6.611%, 2/23/22	858	866
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 6.786%, 12/7/20	1,169	1,174

		8,546

Food / Tobacco—0.5%
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.678%, 10/30/22	1,708	1,702

	Par Value	Value
Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 4.956%, 6/22/23	$1,042	$ 1,028

Gaming / Leisure—0.2%
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.125%, 4/17/24	868	870

Media / Telecom - Cable/Wireless Video—0.3%
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (3 month LIBOR + 3.500%) 5.220%, 1/7/22	1,025	993

Media / Telecom - Diversified Media—0.3%
Lions Gate Capital Holdings LLC Tranche B (3 month LIBOR + 2.250%) 4.104%, 3/24/25	1,045	1,046

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.627%, 1/31/25	1,312	1,289

Metals / Minerals—0.6%
Foresight Energy LLC (1 month LIBOR + 5.750%) 7.627%, 3/28/22	2,178	2,139

Retail—0.5%
Sears Roebuck Acceptance Corp. 2016 (1 month LIBOR + 7.500%) 9.202%, 7/20/20	171	172
2017 (1 month LIBOR + 4.500%) 6.202%, 1/20/19	676	671
Staples, Inc. (3 month LIBOR + 4.000%) 5.787%, 9/12/24	1,147	1,136

		1,979

Service—0.5%
Conduent Business Services LLC Tranche B (1 month LIBOR + 3.000%) 4.877%, 12/7/23	1,584	1,591
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.377%, 4/26/24	328	330

		1,921
TOTAL LEVERAGED LOANS (Identified Cost $25,394)		25,693

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCK—0.0%
Energy—0.0%
Templar Energy LLC(2)(5)	134,055	$ 134

TOTAL COMMON STOCK (Identified Cost $4,781)		134

TOTAL LONG-TERM INVESTMENTS—107.2% (Identified Cost $386,559)		383,613

SHORT-TERM INVESTMENT—2.2%
MONEY MARKET MUTUAL FUND—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(6)(7)	7,763,314	7,763

TOTAL SHORT-TERM INVESTMENT (Identified Cost $7,763)		7,763

TOTAL INVESTMENTS—109.4% (Identified Cost $394,322)		391,376
Other assets and liabilities, net—(9.4)%		(33,466)

NET ASSETS—100.0%		$357,910

Abbreviation:

LIBOR London Interbank Offered Rate

Footnote Legend:

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $178,535 or 49.9% of net assets.

(2)  The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)  Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)  This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

(5)  Non-income producing security.

(6)  Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

(7)  All or a portion segregated as collateral for a delayed delivery transaction.

Country Weightings (Unaudited)†

United States	85%
Canada	5
Netherlands	4
Luxembourg	3
United Kingdom	2
Bermuda	1

Total Investments	100%

† % of total investments as of March 31, 2018

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$357,786	$—	$357,420	$366
Leveraged Loans	25,693	—	25,693	—
Equity Securities:
Common Stock	134	—	—	134
Short-Term Investment	7,763	7,763	—	—

Total Investments	$391,376	$7,763	$383,113	$500

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —95.8%
Alabama—3.0%
Birmingham Alabama Special Care Facilities Financing Authority, Childrens Hospital Revenue (AGC Insured) (Pre-refunded 6/1/19 @ 100) 6.000%, 6/1/39	$ 9,000	$9,447
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/32	2,000	2,297
Sales Tax Revenue 5.000%, 9/15/33	1,500	1,716

		13,460

Alaska—9.5%
Matanuska-Susitna Borough,
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 5.500%, 9/1/23	18,000	18,965
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	9,850	10,439
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	5,650	5,988
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/32	7,250	7,684

		43,076

California—21.2%
California Infrastructure & Economic Development Bank, Academy Motion Picture Art Revenue 5.000%, 11/1/35	2,000	2,244
California Infrastructure & Economic Development Bank Revenue
5.000%, 10/1/31	1,700	2,065
5.000%, 10/1/35	5,725	6,850
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 1.774%, 4/1/38(2)	3,825	3,833
California, State of,
General Obligation 5.000%, 8/1/24	5,500	6,412
General Obligation 6.500%, 4/1/33	24,500	25,685
General Obligation 5.000%, 10/1/47	2,000	2,273
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	3,940	4,678
Los Alamitos Unified School District,
General Obligation 0.000%, 8/1/40	5,000	4,258
General Obligation 0.000%, 8/1/41	7,905	6,726
Los Angeles, City of, Department of Airports, Los Angeles International Airport Revenue 5.000%, 5/15/30	740	844
Los Angeles, City of, Wastewater System Revenue (Pre-refunded 6/1/19 @ 100) 5.750%, 6/1/34	2,775	2,907

	Par Value	Value
California—continued
(Pre-refunded 6/1/19 @ 100) 5.750%, 6/1/34	$ 2,225	$2,333
Los Angeles Community College District, General
Obligation 4.000%, 8/1/39	3,000	3,175
Los Angeles Department of Water & Power Power System Revenue
5.000%, 7/1/36	500	590
5.000%, 7/1/37	1,000	1,177
5.000%, 7/1/38	1,000	1,175
Los Angeles Department of Water Revenue
5.000%, 7/1/34	2,645	3,055
5.000%, 7/1/36	2,000	2,300
San Francisco City & County Airport Commmission, San Francisco International Airport Revenue
(AGM Insured) (Pre-refunded 5/1/18 @ 100) 5.750%, 5/1/24	1,870	1,876
(AGM Insured) (Pre-refunded 5/1/18 @ 100) 5.750%, 5/1/24	840	843
University of California Revenue (Pre-refunded 5/15/19 @ 100) 5.750%, 5/15/28	10,000	10,463

		95,762

Colorado—1.4%
Regional Transportation District, Sales Tax Revenue 5.000%, 11/1/34	1,500	1,764
University of Colorado Revenue
4.000%, 6/1/35	2,500	2,661
4.000%, 6/1/36	2,000	2,124

		6,549

District of Columbia—1.9%
Columbia District Revenue 5.500%, 12/1/30	8,000	8,494

Florida—3.2%
Miami-Dade County Water & Sewer System Revenue
5.000%, 10/1/31	4,000	4,577
5.000%, 10/1/32	6,100	6,966
5.000%, 10/1/33	2,650	3,017

		14,560

Georgia—2.1%
Atlanta, City of, Department of Aviation Revenue
5.000%, 1/1/27	3,000	3,356
5.000%, 1/1/28	3,020	3,367
5.000%, 1/1/29	2,500	2,780

		9,503

Hawaii—1.2%
Hawaii, State of,
General Obligation (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	68
General Obligation (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	181

See Notes to Schedule of Investments.

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Hawaii—continued
General Obligation (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/29	$ 4,495	$5,069

		5,318

Idaho—0.3%
Ada & Boise Counties Independent School District Boise City, General Obligation 5.000%, 8/1/33	1,000	1,172

Illinois—6.4%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue 4.000%, 1/1/27	2,730	2,809
Chicago O’Hare International Airport Revenue
5.000%, 1/1/33	2,000	2,213
5.000%, 1/1/33	6,580	7,369
Chicago O’Hare International Airport Revenue,
Senior Lien 5.000%, 1/1/33	1,550	1,746
Senior Lien 5.000%, 1/1/34	2,000	2,273
Senior Lien 5.000%, 1/1/34	1,000	1,122
Senior Lien 5.000%, 1/1/38	2,000	2,229
Illinois State Toll Highway Authority,
Toll Highway Revenue 5.000%, 1/1/35	1,600	1,834
Toll Highway Revenue 5.000%, 1/1/36	1,800	2,058
Sales Tax Securitization Corp.,
Sales Tax Revenue 5.000%, 1/1/25	1,700	1,942
Sales Tax Revenue 5.000%, 1/1/30	1,000	1,155
University of Illinois Revenue (Pre-refunded 4/1/19 @ 100) 5.750%, 4/1/38	2,000	2,081

		28,831

Louisiana—0.6%
Jefferson Sales Tax District, Sales Tax Revenue (AGM Insured) 5.000%, 12/1/31	1,500	1,737
New Orleans Aviation Board, General Airport North Terminal Project Revenue 5.000%, 1/1/35	760	851

		2,588

Maryland—2.8%
Maryland, State of, General Obligation (Pre-refunded 8/1/22 @ 100) 5.000%, 8/1/25	5,920	6,658

	Par Value	Value
Maryland—continued
Montgomery County, General Obligation 5.000%, 11/1/27	$ 5,000	$5,783

		12,441

Massachusetts—3.4%
Commonwealth of Massachusetts Transportation Fund Revenue
4.000%, 6/1/34	3,125	3,337
4.000%, 6/1/35	2,140	2,278
Massachusetts School Building Authority, Sales Tax Revenue 5.000%, 8/15/36	5,000	5,706
Massachusetts State College Building Authority Revenue (ST INTERCEPT Insured) 5.000%, 5/1/34	3,545	4,003

		15,324

Michigan—1.8%
Michigan Finance Authority Revenue 5.000%, 7/1/21	7,000	7,060
Michigan Finance Authority, Trinity Health Credit Group Revenue 5.000%, 12/1/37	1,000	1,140

		8,200

Missouri—0.6%
Metropolitan St. Louis Sewer District Revenue
5.000%, 5/1/35	1,500	1,710
5.000%, 5/1/42	1,000	1,160

		2,870

New Jersey—5.6%
New Jersey Turnpike Authority,
Toll Highway Revenue 5.000%, 1/1/30	1,250	1,474
Toll Highway Revenue 5.000%, 1/1/31	7,120	8,355
Toll Highway Revenue 5.000%, 1/1/31	5,000	5,867
Toll Highway Revenue 5.000%, 1/1/32	3,000	3,503
Toll Highway Revenue 5.000%, 1/1/33	1,000	1,162
Toll Highway Revenue 5.000%, 1/1/34	1,500	1,678
Toll Highway Revenue 5.000%, 1/1/37	3,000	3,441

		25,480

New York—14.6%
New York City Transitional Finance Authority Building Aid Revenue (State AID Withholding Insured) 6.000%, 7/15/38	7,500	7,594
New York City Transitional Finance Authority, Future Tax Secured Revenue 5.000%, 8/1/40	2,000	2,306
New York City Water & Sewer System Revenue 5.750%, 6/15/40	6,445	6,496

See Notes to Schedule of Investments.

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

New York—continued
(Pre-refunded 6/15/18 @ 100) 5.750%, 6/15/40	$ 5,355	$ 5,400
New York State Dormitory Authority,
Sales Tax Revenue 5.000%, 3/15/28	2,500	2,854
Sales Tax Revenue 5.000%, 3/15/32	5,500	6,217
Sales Tax Revenue 5.000%, 3/15/33	2,800	3,275
Sales Tax Revenue 5.000%, 3/15/35	5,000	5,731
Sales Tax Revenue 5.000%, 3/15/36	5,000	5,883
Sales Tax Revenue 5.000%, 3/15/37	10,000	11,728
Sales Tax Revenue 4.000%, 3/15/46	5,000	5,213
Sales Tax Revenue 4.000%, 3/15/47	3,000	3,125

		65,822

Oregon—3.0%
Multnomah County, General Obligation 5.000%, 6/1/29	4,710	5,647
Oregon State Facilities Authority, Reed College Project Revenue 5.000%, 7/1/47	1,000	1,148
Portland, Port of, Airport Revenue
5.000%, 7/1/26	750	878
5.000%, 7/1/30	1,000	1,153
5.000%, 7/1/33	1,000	1,139
5.000%, 7/1/34	1,000	1,135
5.000%, 7/1/35	1,000	1,130
Washington County School District No 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,186

		13,416

Pennsylvania—6.2%
Pennsylvania Economic Development Financing Authority Revenue 5.000%, 7/1/21	5,955	6,011
Pennsylvania Turnpike Commission, Toll Highway Revenue 6.375%, 12/1/38(3)	4,000	4,936
Philadelphia, City of, Airport Revenue
5.000%, 7/1/22	1,765	1,953
5.000%, 7/1/23	2,000	2,240
5.000%, 7/1/27	1,000	1,157
5.000%, 7/1/42	1,000	1,116
5.000%, 7/1/47	1,000	1,112
University of Pittsburgh-of the Commonwealth System of Higher Education,
Capital Projects Revenue (Pre-refunded 3/15/19 @ 100) 5.500%, 9/15/23	6,750	6,999

	Par Value	Value
Pennsylvania—continued
Capital Projects Revenue (Pre-refunded 3/15/19 @ 100) 5.500%, 9/15/24	$ 2,500	$ 2,592

		28,116

Texas—2.5%
Austin Convention Enterprises, Inc., Convention Center
Revenue 5.000%, 1/1/25	1,100	1,264
Harris County Cultural Education Facilities Finance Corp.,
TECO Project Revenue 5.000%, 11/15/31	6,810	8,027
TECO Project Revenue 4.000%, 11/15/32	1,000	1,061
TECO Project Revenue 4.000%, 11/15/34	1,100	1,156

		11,508

Virginia—0.7%
Hampton Roads Sanitation District Revenue
5.000%, 10/1/34	2,000	2,350
4.000%, 10/1/38	1,000	1,054

		3,404

Washington—3.1%
Energy Northwest Revenue
5.000%, 7/1/24	3,035	3,060
(Pre-refunded 7/1/18 @ 100) 5.000%, 7/1/24	965	973
Washington, State of, General Obligation (Pre-refunded 8/1/21 @ 100) 5.000%, 8/1/24	8,880	9,788

		13,821

Wisconsin—0.7%
Public Finance Authority, Denver International Airport 5.000%, 9/30/37	750	830
Wisconsin, State of,
General Obligation 5.000%, 11/1/33	1,000	1,179
General Obligation 4.000%, 11/1/34	1,000	1,065

		3,074
TOTAL MUNICIPAL BONDS
(Identified Cost $430,285)		432,789
TOTAL LONG-TERM INVESTMENTS—95.8%
(Identified Cost $430,285)		432,789

See Notes to Schedule of Investments.

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Shares	Value

SHORT-TERM INVESTMENT—3.6%
MONEY MARKET MUTUAL FUND—3.6%
Dreyfus AMT-Free Tax Exempt Cash Management
(seven-day effective yield 1.180%)(4)	16,176,046	$16,174

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $ 16,176)		16,174

TOTAL INVESTMENTS—99.4%
(Identified Cost $ 446,461)		448,963
Other assets and liabilities, net—0.6%		2,596

NET ASSETS—100.0%		$451,559

Abbreviations:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
SCH BD GTY School Bond Guaranty

Footnote Legend:

(1)	At March 31, 2018, 15.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

These securities do not indicate a reference rate and spread in their description above.

(3)	All or a portion segregated as collateral for a delayed delivery transaction. (4) Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$432,789	$—	$432,789	$—
Equity Securities:
Short-Term Investment	16,174	16,174	—	—

Total Investments	$448,963	$16,174	$432,789	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS—97.3%
California—2.6%
General Obligation—2.6%
California, State of 5.000%, 8/1/36	$495	$579

North Carolina—91.4%
Electric Revenue—1.3%
North Carolina Municipal Power Agency 5.000%, 1/1/30	290	297

General Obligation—5.2%
Mecklenburg County 5.000%, 9/1/24	1,000	1,168

General Revenue—26.4%
North Carolina Capital Facilities Finance Agency, Meredith College 5.000%, 6/1/30	735	821
University of Duke 5.000%, 10/1/41	1,000	1,143
University of High Point 5.250%, 3/1/33	1,000	1,066
University of Wake Forest 5.000%, 1/1/33	1,000	1,156
Pitt County 5.000%, 4/1/28	1,000	1,151
Wake County 5.000%, 12/1/35	500	588

		5,925

Healthcare Revenue—9.8%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System 4.000%, 1/15/45	1,000	1,034
North Carolina Medical Care Commission, Mission Healthcare System 5.000%, 10/1/35	1,125	1,163

		2,197

Lease Revenue—4.8%
Cabarrus County, Public Improvements 4.000%, 6/1/33	1,000	1,072

Pre-Refunded—18.9%
Forsyth County, Educational Facilities (Pre-refunded 2/1/19 @ 100) 5.000%, 2/1/22	750	771
North Carolina Eastern Municipal Power Agency (Pre-refunded 7/1/22 @ 100) 5.000%, 1/1/23	1,000	1,121
North Carolina Medical Care Commission, University Health System (Pre-refunded 12/1/18 @ 100) 6.250%, 12/1/33	500	515
North Carolina Municipal Power Agency (Pre-refunded 1/1/19 @ 100) 5.000%, 1/1/25	1,070	1,097

	Par Value	Value
North Carolina—continued

Pre-Refunded—continued
(Pre-refunded 1/1/19 @ 100) 5.000%, 1/1/30	$710	$728

		4,232

Transportation Revenue—18.8%
Charlotte, City of, Charlotte Douglas International Airport 5.000%, 7/1/26	900	1,032
North Carolina State Ports Authority, Senior Lien 5.250%, 2/1/40	750	787
North Carolina Turnpike Authority, Senior Lien 5.000%, 1/1/32	750	863
Raleigh Durham Airport Authority 5.000%, 5/1/29	1,325	1,523

		4,205

Water & Sewer Revenue—6.2%
Buncombe County Metropolitan Sewerage District 5.000%, 7/1/39	1,000	1,128
Cary, Town of, Combined Utility Systems 4.000%, 12/1/42	250	266

		1,394

		20,490

Virginia—3.3%
Transportation Revenue—3.3%
Virginia Small Business Financing Authority, Senior Lien 5.000%, 7/1/34	695	745
TOTAL MUNICIPAL BONDS
(Identified Cost $21,798)		21,814
TOTAL LONG-TERM INVESTMENTS—97.3%
(Identified Cost $21,798)		21,814

	Shares
SHORT-TERM INVESTMENT—2.9%

Money Market Mutual Fund—2.9%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.180%) (1)	644,817	645
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $645)		645

TOTAL INVESTMENTS—100.2%
(Identified Cost $22,443)		22,459
Other assets and liabilities, net—(0.2)%		(42)

NET ASSETS—100.0%		$22,417

Footnote Legend:

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments.

VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$21,814	$ —	$21,814	$—
Equity Securities:
Short-Term Investment	645	645	—	—

Total Investments	$22,459	$645	$21,814	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—31.2%
U.S. Treasury Note
1.500%, 10/31/19	$345	$341
1.625%, 6/30/20	344	338
1.375%, 10/31/20	1,800	1,755
1.250%, 3/31/21	939	908
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $3,368)		3,342
MORTGAGE-BACKED SECURITIES—22.1%
Agency—18.1%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates K712, A2 1.869%, 11/25/19	232	229
Federal Home Loan Mortgage Corporation REMIC 3762, AV 4.000%, 10/15/23	467	480
3769, QJ 3.500%, 11/15/39	314	317
3786, EB 4.000%, 8/15/35	103	104
Federal National Mortgage Association
Pool #AM2314 1.680%, 1/1/20	242	238
Pool #MA1104 2.500%, 7/1/22	572	571

		1,939

Non-Agency—4.0%
FREMF Mortgage Trust 2014-K503, B 144A 3.002%, 10/25/47(1)(2)	290	289
OBP Depositor LLC Trust 2010-OBP, A 144A 4.646%, 7/15/45(1)	140	145

		434
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,405)		2,373
ASSET-BACKED SECURITIES—2.8%
Automobiles—1.9%
Nissan Master Owner Trust Receivables 2016-A, A2 1.540%, 6/15/21	210	207

Credit Card—0.9%
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	100	99
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $310)		306
CORPORATE BONDS AND NOTES—42.8%
Consumer Discretionary—9.5%
BMW US Capital LLC 144A 1.500%, 4/11/19(1)	111	110
Daimler Finance North America LLC 144A 3.000%, 2/22/21(1)	200	199
Ford Motor Credit Co. LLC 3.470%, 4/5/21	200	199

	Par Value	Value
Consumer Discretionary—continued
General Motors Financial Co., Inc. 2.400%, 5/9/19	$256	$255
Newell Brands, Inc. 2.600%, 3/29/19	132	131
Walmart, Inc. 1.750%, 10/9/19	119	118

		1,012

Consumer Staples—1.6%
Anheuser-Busch InBev Worldwide, Inc. (3 month LIBOR + 0.740%) 3.052%, 1/12/24(2)	54	54
CVS Health Corp. (3 month LIBOR + 0.630%) 2.687%, 3/9/20(2)	116	117

		171

Energy—0.5%
Spectra Energy Partners LP 2.950%, 9/25/18	49	49

Financials—17.6%
AerCap Ireland Capital DAC 4.625%, 10/30/20	150	154
Bank of America Corp. 2.600%, 1/15/19	185	185
Bank of Montreal 2.100%, 12/12/19	171	169
Capital One Financial Corp. 2.500%, 5/12/20	148	146
Citibank NA 2.100%, 6/12/20	330	323
Goldman Sachs Group, Inc. (The) 2.600%, 12/27/20	185	182
Morgan Stanley 2.375%, 7/23/19	185	184
PACCAR Financial Corp. 2.800%, 3/1/21	86	86
Shell International Finance BV 1.375%, 9/12/19	173	170
UBS AG 144A 2.200%, 6/8/20(1)	296	290

		1,889

Industrials—0.8%
Lockheed Martin Corp. 1.850%, 11/23/18	83	83

Information Technology—6.8%
Dell International LLC 144A 3.480%, 6/1/19(1)	200	201
Fortive Corp. 1.800%, 6/15/19	150	148
TSMC Global Ltd. 144A 1.625%, 4/3/18(1)	200	200

See Notes to Schedule of Investments.

VIRTUS SEIX SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Information Technology—continued
VMware, Inc. 2.300%, 8/21/20	$ 188	$183

		732

Materials—1.6%
Sherwin-Williams Co. (The) 2.250%, 5/15/20	175	172

Utilities—4.4%
Dominion Energy, Inc. 2.579%, 7/1/20	185	183
Emera US Finance LP 2.150%, 6/15/19	296	292

		475
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $4,632)		4,583
TOTAL LONG-TERM INVESTMENTS—98.9%
(Identified Cost $10,715)		10,604
	Shares
SHORT-TERM INVESTMENT—1.0%
MONEY MARKET MUTUAL FUND—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(3)	108,892	109
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $109)		109
TOTAL INVESTMENTS—99.9%
(Identified Cost $10,824)		10,713
Other assets and liabilities, net—0.1%		6

NET ASSETS—100.0%		$10,719

Abbreviations:

LIBOR London Interbank Offered Rate

REMIC Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $1,434 or 13.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
Switzerland	3
Taiwan	2
Netherlands	2
Canada	1
Ireland	1
Total Investments	100%
† % of total investments as of March 31, 2018

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$306	$—	$306	$—
Corporate Bonds And Notes	4,583	—	4,583	—
Mortgage-Backed Securities	2,373	—	2,373	—
U.S. Government Securities	3,342	—	3,342	—
Equity Securities:
Short-Term Investment	109	109	—	—

Total Investments	$10,713	$109	$10,604	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —96.4%
Alabama—8.9%
Baldwin County Board of Education, Sales Tax Revenue 5.000%, 6/1/19	$1,250	$1,298
Jefferson County, Sales Tax Revenue 4.000%, 9/15/18	1,205	1,218

		2,516

California—5.2%
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 1.774%, 4/1/38(2)	1,250	1,253
California Municipal Finance Authority, Bowles Hall Foundation Revenue 4.000%, 6/1/21	200	209

		1,462

Colorado—4.6%
Colorado, State of, General Fund Revenue 5.000%, 6/27/18	1,300	1,311

District of Columbia—3.6%
District of Columbia Water & Sewer Authority Revenue (Pre-refunded 10/1/18 @ 100) 6.000%, 10/1/35	1,000	1,022

Florida—2.0%
Orlando, City of, Tourist Development Revenue, Senior Lien (AGM Insured) 5.000%, 11/1/22	500	561

Georgia—4.8%
Clarke County Board of Education, General Obligation (State Aid Withholding Insured) 5.000%, 9/1/21	1,240	1,368

Idaho—3.6%
Idaho, State of, General Obligation 4.000%, 6/29/18	1,000	1,006

Illinois—11.3%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue 5.000%, 1/1/25	1,020	1,103
Chicago O’Hare International Airport Revenue 5.000%, 1/1/19	1,500	1,537
Sales Tax Securitization Corp., Sales Tax Revenue 5.000%, 1/1/23	500	557

		3,197

Maryland—1.8%
Maryland State Transportation Authority, Toll Highway Revenue 5.000%, 7/1/23	500	504

Missouri—4.4%
Missouri State Board of Public Buildings Revenue 4.000%, 4/1/18	1,235	1,235

	Par Value	Value
New Jersey—3.6%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue 5.000%, 6/15/19	$1,000	$1,033

North Carolina—2.7%
North Carolina Medical Care Commission, Mission Health System Revenue 5.000%, 10/1/18	745	757

Oregon—1.6%
Washington County School District No. 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/23	400	456

Pennsylvania—5.5%
Delaware River Port Authority, Toll Highway Revenue 5.000%, 1/1/28	500	526
Philadelphia Gas Works Co. Revenue 5.000%, 10/1/18	1,000	1,017

		1,543

Rhode Island—7.7%
Rhode Island, State of, General Obligation 5.000%, 8/1/18	2,150	2,174

Texas—17.1%
Austin Convention Enterprises, Inc., Convention Center Hotel Revenue 5.000%, 1/1/22	300	331
Austin Independent School District, General Obligation (Pre-refunded 8/1/18 @ 100) 5.000%, 8/1/33	1,000	1,011
Mansfield Independent School District, General Obligation, Mandatory Put 8/1/21 (PSF-GTD Insured) 2.500%, 8/1/42(2)	1,000	1,013
New Hope Cultural Education Facilities Finance Corp. Revenue (AGM Insured) 4.000%, 4/1/18	200	200
North Texas Tollway Authority,
Toll Highway Revenue 5.000%, 1/1/25	625	701
Toll Highway Revenue 5.000%, 1/1/26	500	560
Texas, State of, Revenue 4.000%, 8/30/18	1,000	1,010

		4,826

Virginia—4.0%
Virginia Commonwealth Transportation Board Revenue 5.000%, 5/15/23	1,000	1,137

See Notes to Schedule of Investments.

VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Washington—4.0%
Seattle, Port of, General Obligation 5.250%, 12/1/20	$1,030	$1,118
TOTAL MUNICIPAL BONDS
(Identified Cost $27,401)		27,226
TOTAL LONG-TERM INVESTMENTS—96.4%
(Identified Cost $27,401)		27,226
	Shares
SHORT-TERM INVESTMENT—2.2%
MONEY MARKET MUTUAL FUND—2.2%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.180%)(3)	635,931	636
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $636)		636
TOTAL INVESTMENTS—98.6%
(Identified Cost $28,037)		27,862
Other assets and liabilities, net—1.4%		388

NET ASSETS—100.0%		$28,250

Abbreviations:

AGM                 Assured Guaranty Municipal Corp.

PSF-GTD         Permanent School Fund Guarantee Program

SCH BD GTY   School Bond Guaranty

Footnote Legend:

(1)	At March 31, 2018, 12.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$27,226	$—	$27,226	$—
Equity Securities:
Short-Term Investment	636	636	—	—

Total Investments	$27,862	$636	$27,226	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—46.5%
U.S. Treasury Bond 2.750%, 11/15/47(1)	$61,930	$ 59,073
U.S. Treasury Note
0.750%, 8/15/19	528	518
1.375%, 4/30/20(2)	95,386	93,544
1.875%, 1/31/22	88,828	86,795
1.875%, 7/31/22	36,430	35,442
2.750%, 2/15/28	83,533	83,513
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $359,775)		358,885
MORTGAGE-BACKED SECURITIES—25.6%
Agency—20.4%
Federal Home Loan Mortgage Corporation
Pool #C04123 4.000%, 7/1/42	3,011	3,116
Pool #G05606 4.500%, 7/1/39	3,057	3,233
Pool #G07491 4.500%, 3/1/42	35	37
Pool #G08347 4.500%, 6/1/39	1,692	1,787
Pool #G08353 4.500%, 7/1/39	678	717
Pool #G08372 4.500%, 11/1/39	1,264	1,337
Pool #G60019 4.500%, 3/1/44	4,902	5,148
Pool #G60126 4.500%, 11/1/41	276	292
Pool #G60661 4.000%, 7/1/46	12,066	12,429
Pool #Q08306 3.500%, 5/1/42	402	404
Pool #Q13801 3.000%, 12/1/42	736	723
Pool #Q31645 4.000%, 2/1/45	3,534	3,635
Pool #Q35611 4.000%, 9/1/45	4,366	4,495
Pool #Q37163 3.500%, 11/1/45	2,267	2,281
Pool #Q40123 3.500%, 4/1/46	2,236	2,251
Pool #Q40124 3.500%, 4/1/46	2,841	2,857
Pool #V81992 4.000%, 10/1/45	6,277	6,466
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
K021, X1 1.462%, 6/25/22(3)	73,905	3,730
K027, X1 0.794%, 1/25/23(3)	81,291	2,505
Federal National Mortgage Association
Pool #932441 4.000%, 1/1/40	2,806	2,899
Pool #AL0215 4.500%, 4/1/41	3,052	3,227
Pool #AL6223 4.500%, 8/1/44	430	452

	Par Value	Value
Agency—continued
Pool #AL7497 3.500%, 9/1/40	$5,184	$ 5,229
Pool #AP7874 3.500%, 10/1/42	1,511	1,523
Pool #AS6515 4.000%, 1/1/46	4,124	4,233
Pool #AS9571 3.500%, 5/1/42	5,575	5,620
Pool #AW8154 3.500%, 1/1/42	4,845	4,890
Pool #AY2685 4.500%, 1/1/45	400	419
Pool #AZ0572 3.000%, 6/1/42	1,555	1,528
Pool #AZ9213 4.000%, 10/1/45	4,421	4,552
Pool #BC2470 3.500%, 2/1/46	1,821	1,835
Pool #BD9394 3.500%, 6/1/45	101	101
Pool #BE5050 4.000%, 9/1/45	4,214	4,338
Government National Mortgage Association
Pool #AM0226 4.000%, 5/15/45	970	998
Pool #AM8631 4.000%, 7/15/45	1,833	1,887
Pool #AN5766 4.000%, 7/15/45	888	916
Pool #AN6811 4.000%, 7/15/45	832	856
Pool #AV6530 4.000%, 8/20/46	998	1,030
Pool #MA2681 5.000%, 3/20/45	1,148	1,225
Pool #MA4072 5.000%, 11/20/46	1,276	1,361
Pool #MA4838 4.000%, 11/20/47	20,193	20,792
Pool #MA4901 4.000%, 12/20/47	15,441	15,885
Pool #MA4963 4.000%, 1/20/48	6,255	6,440
Pool #MA5078 4.000%, 3/20/48	7,738	7,967

		157,646

Non-Agency—5.2%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(4)	2,525	2,558
FREMF Mortgage Trust
2012-K21, B 144A 3.938%, 7/25/45(3)(4)	2,465	2,509
2013-K25, B 144A 3.620%, 11/25/45(3)(4)	2,980	3,002
2013-K713, B 144A 3.164%, 4/25/46(3)(4)	1,925	1,931
GS Mortgage Securities Trust
2010-C1, A2 144A 4.592%, 8/10/43(4)	3,822	3,941
2012-ALOH, A 144A 3.551%, 4/10/34(4)	3,960	4,024

See Notes to Schedule of Investments.

VIRTUS SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
2012-BWTR, A 144A 2.954%, 11/5/34(4)	$3,510	$ 3,439
2012-BWTR, B 144A 3.255%, 11/5/34(4)	2,890	2,826
MAD Mortgage Trust 2017-330M, A 144A 2.976%, 8/15/34(3)(4)	2,040	2,021
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(4)	1,175	1,202
2014-CPT, A 144A 3.350%, 7/13/29(4)	2,285	2,306
2014-CPT, AM 144A 3.402%, 7/13/29(3)(4)	2,530	2,540
VNDO Mortgage Trust 2013-PENN, A 144A 3.808%, 12/13/29(4)	5,275	5,369
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	2,510	2,477

		40,145
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $201,264)		197,791
ASSET-BACKED SECURITIES—5.6%
Automobiles—0.6%
Ford Credit Auto Owner Trust 2014-2, A 144A 2.310%, 4/15/26(4)	4,485	4,459

Credit Card—4.2%
Cabela’s Credit Card Master Note Trust 2014-2, A (1 month LIBOR + 0.450%) 2.227%, 7/15/22(3)	3,700	3,713
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.270%, 5/15/28(3)	1,827	1,814
2017-A5, A5 (1 month LIBOR + 0.580%) 2.357%, 7/15/27(3)	5,820	5,876
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.535%, 5/14/29(3)	6,330	6,393
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.377%, 12/15/26(3)	7,815	7,882
Master Credit Card Trust II 2018-1A, A (1 month LIBOR + 0.490%) 144A 2.331%, 7/22/24(3)(4)	3,245	3,244
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	3,540	3,479

		32,401

Other—0.8%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(4)	2,993	3,042

	Par Value	Value
Other—continued
Verizon Owner Trust 2017-1A, A 144A 2.060%, 9/20/21(4)	$3,340	$ 3,307

		6,349
TOTAL ASSET-BACKED SECURITIES (Identified Cost $42,987)		43,209

CORPORATE BONDS AND NOTES—19.1%

Consumer Discretionary—0.4%
General Motors Co. 5.200%, 4/1/45	3,363	3,267

Consumer Staples—0.9%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	2,720	2,752
CVS Health Corp. 4.780%, 3/25/38	2,175	2,201
Japan Tobacco, Inc. 144A 2.100%, 7/23/18(4)	1,852	1,850

		6,803

Energy—4.2%
Andeavor Logistics LP 4.250%, 12/1/27	698	680
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	2,485	2,345
Boardwalk Pipelines LP 4.450%, 7/15/27	796	773
Energy Transfer Partners LP 5.300%, 4/15/47	1,886	1,768
Ensco plc
4.500%, 10/1/24	1,048	841
5.200%, 3/15/25	2,521	2,052
5.750%, 10/1/44	1,468	1,002
Enterprise Products Operating LLC 5.375%, 2/15/78	2,460	2,352
HollyFrontier Corp. 5.875%, 4/1/26	2,997	3,223
Nabors Industries, Inc. 5.500%, 1/15/23	2,597	2,539
Oceaneering International, Inc. 6.000%, 2/1/28	2,295	2,268
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	3,009	2,961
Schlumberger Holdings Corp. 144A
3.000%, 12/21/20(4)	1,726	1,722
144A 4.000%, 12/21/25(4)	2,401	2,440
Schlumberger Investment SA 144A 3.300%, 9/14/21(4)	1,309	1,316
Shell International Finance BV 1.750%, 9/12/21	1,606	1,539
TechnipFMC plc 144A 3.450%, 10/1/22(4)	508	498
Transcanada Trust 5.300%, 3/15/77	327	323

See Notes to Schedule of Investments.

VIRTUS SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Energy—continued
Woodside Finance Ltd. 144A 4.600%, 5/10/21(4)	$2,086	$2,148

		32,790

Financials—6.8%
AerCap Ireland Capital DAC 3.875%, 1/23/28	2,234	2,130
Bank of America Corp.
3.366%, 1/23/26	3,621	3,521
3.593%, 7/21/28	974	945
BNP Paribas SA 144A 3.500%, 11/16/27(4)	2,890	2,764
Citigroup, Inc. 3.887%, 1/10/28	2,147	2,134
Credit Suisse AG 144A 6.500%, 8/8/23(4)	1,395	1,516
Credit Suisse Group AG 144A 3.869%, 1/12/29(4)	2,118	2,048
Fifth Third Bank 2.200%, 10/30/20	1,428	1,394
Jefferies Group LLC 4.150%, 1/23/30	1,350	1,257
JPMorgan Chase & Co. 3.540%, 5/1/28	2,145	2,094
Lazard Group LLC 3.750%, 2/13/25	3,461	3,404
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	1,369	1,330
Morgan Stanley
3.125%, 1/23/23	1,543	1,520
3.591%, 7/22/28	1,506	1,456
4.375%, 1/22/47	1,769	1,807
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(4)	1,746	1,840
PNC Bank NA 2.150%, 4/29/21	1,221	1,186
Progressive Corp. (The) 5.375%, (5)	3,203	3,239
Regions Bank 2.250%, 9/14/18	845	843
Santander UK Group Holdings plc 3.373%, 1/5/24	3,911	3,825
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(4)	2,761	2,700
Travelers Cos., Inc. (The) 4.050%, 3/7/48	2,627	2,647
UBS AG 144A 2.450%, 12/1/20(4)	1,980	1,944
US Bank NA 2.050%, 10/23/20	1,636	1,601
Wells Fargo & Co. 3.069%, 1/24/23	3,013	2,962

		52,107

Health Care—0.9%
Anthem, Inc. 4.550%, 3/1/48	1,522	1,529
Eli Lilly & Co. 3.950%, 5/15/47	1,540	1,571
Howard Hughes Medical Institute 3.500%, 9/1/23	1,426	1,456

	Par Value	Value
Health Care—continued
Medtronic, Inc.
3.500%, 3/15/25	$373	$372
4.625%, 3/15/45	1,212	1,325
Novartis Securities Investment Ltd. 5.125%, 2/10/19	765	781

		7,034

Industrials—2.0%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(4)	1,612	1,628
CSX Corp. 4.300%, 3/1/48	2,117	2,101
ERAC USA Finance LLC 144A 5.250%, 10/1/20(4)	1,149	1,206
General Electric Co. 2.700%, 10/9/22	1,118	1,084
Johnson Controls International plc 4.500%, 2/15/47	1,491	1,509
L3 Technologies, Inc. 3.850%, 12/15/26	797	787
Rockwell Collins, Inc. 3.500%, 3/15/27	3,005	2,897
United Airlines Pass-Through-Trust
2016-1, A 3.450%, 7/7/28	822	803
2018-1, AA 3.500%, 3/1/30	2,493	2,463
Xylem, Inc. 3.250%, 11/1/26	758	734

		15,212

Information Technology—1.3%
Apple, Inc. 3.000%, 6/20/27	1,071	1,032
Arrow Electronics, Inc. 3.875%, 1/12/28	968	936
NVIDIA Corp. 3.200%, 9/16/26	1,199	1,155
Oracle Corp. 2.650%, 7/15/26	3,748	3,502
TSMC Global Ltd. 144A 1.625%, 4/3/18(4)	3,589	3,589

		10,214

Materials—0.9%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	3,237	3,775
Newmont Mining Corp. 6.250%, 10/1/39	2,936	3,558

		7,333

Real Estate—0.6%
Boston Properties LP 3.650%, 2/1/26	1,037	1,014
Digital Realty Trust LP 3.950%, 7/1/22	2,468	2,513

See Notes to Schedule of Investments.

VIRTUS SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value		Value

Real Estate—continued
4.750%, 10/1/25	$ 1,090		$1,137

			4,664

Telecommunication Services—0.4%
AT&T, Inc. 2.375%, 11/27/18	1,854		1,853
Verizon Communications, Inc. 5.012%, 4/15/49	1,025		1,060

			2,913

Utilities—0.7%
Duke Energy Corp. 3.750%, 9/1/46	2,016		1,824
FirstEnergy Transmission LLC 144A 5.450%, 7/15/44(4)	2,969		3,402

			5,226
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $146,547)			147,563
	Shares
PREFERRED STOCK—0.3%
Financials—0.3%
Bank of America Corp., 5.875%	2,192	(6)	2,206
TOTAL PREFERRED STOCK (Identified Cost $2,192)			2,206
TOTAL LONG-TERM INVESTMENTS—97.1% (Identified Cost $752,765)			749,654
SHORT-TERM INVESTMENT—2.9%
MONEY MARKET MUTUAL FUND—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(7)	22,134,059		22,134
TOTAL SHORT-TERM INVESTMENT (Identified Cost $22,134)			22,134
TOTAL INVESTMENTS—100.0% (Identified Cost $774,899)			771,788
Other assets and liabilities, net—0.0%			142

NET ASSETS—100.0%			$771,930

Abbreviation:

LIBOR London Interbank Offered Rate

Footnote Legend:

(1)	All or a portion of the security is segregated as collateral for forward foreign currency exchange contracts.
(2)	All or a portion of the security is segregated as collateral for open swap contracts.
(3)	Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $84,331 or 10.9% of net assets.
(5)	No contractual maturity date.
(6)	Value shown as par value.
(7)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Counterparties:

JPM	JPMorgan Securities LLC

Foreign Currencies:

JPY	Japanese Yen

Country Weightings (Unaudited)†
United States	95%
United Kingdom	1
Ireland	1
Australia	1
Switzerland	1
Taiwan	1
Total Investments	100%
† % of total investments as of March 31, 2018

Forward foreign currency exchange contracts as of March 31, 2018 were as follows:
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	1,354,059	USD	12,430	JPM	04/27/18	$318	$-
Total						$318	$-

See Notes to Schedule of Investments.

VIRTUS SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

Centrally Cleared credit default swaps - buy protection(1) outstanding as of March 31, 2018 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
ICE - CDX.NA.HY.29	TERM	JPM	5.000%	12/20/22	(86,000)	USD	$(5,737)	$(7,025)	$1,288
Total							$(5,737)	$(7,025)	$1,288

Over-the-counter credit default swaps - buy protection(1) outstanding as of March 31, 2018 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
DEUTSCHE BANK AG	TERM	JPM	1.000%	12/20/22	(25,000)	USD	$1,125	$664	$461
Total							$1,125	$664	$461

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$43,209	$—	$43,209	$—
Corporate Bonds And Notes	147,563	—	147,563	—
Mortgage-Backed Securities	197,791	—	197,791	—
U.S. Government Securities	358,885	—	358,885	—
Equity Securities:
Preferred Stock	2,206	—	2,206	—
Short-Term Investment	22,134	22,134	—	—
Other Financial Instruments:
Forward foreign currency exchange contract	318	—	318	—
Over-The-Counter Credit Default Swap	1,125	—	1,125	—
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(5,737)	—	(5,737)	—

Total Investments	$767,494	$22,134	$745,360	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—4.1%
Federal Agricultural Mortgage Corp. (3 month LIBOR + 0.300%) 2.045%, 1/25/23(1)(2)	$ 3,000	$3,003
Federal Farm Credit Banks
(1 month LIBOR + 0.550%) 2.422%, 1/26/27(1)(2)	14,700	14,817
(1 month LIBOR + 0.600%) 2.311%, 12/8/26(1)(2)	4,700	4,759
U.S. Treasury Note 1.250%, 12/31/18	32,000	31,806
(U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 1.816%, 10/31/19(1)(2)	900	901
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $55,175)		55,286
MORTGAGE-BACKED SECURITIES—90.8%
Agency—90.8%
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (12 month LIBOR + 1.610%) 3.416%, 5/1/37(2)	7,260	7,580
Pool #1Q1420 (12 month LIBOR + 1.855%) 3.626%, 9/1/39(2)	9,833	10,313
Pool #848736 (12 month LIBOR + 1.750%) 3.542%, 5/1/35(2)	15,402	16,150
Pool #848744 (12 month LIBOR + 1.789%) 3.557%, 5/1/34(2)	10,396	10,936
Pool #848747 (12 month LIBOR + 1.870%) 3.658%, 7/1/36(2)	9,611	10,143
Pool #848796 (12 month LIBOR + 1.815%) 3.654%, 5/1/37(2)	16,481	17,330
Federal Home Loan Mortgage Corporation Multifamily
Structured Pass-Through Certificates
K711, A2 1.730%, 7/25/19	700	694
K712, A2 1.869%, 11/25/19	5,924	5,864
KF15, A (1 month LIBOR + 0.670%) 2.340%, 2/25/23(2)	8,304	8,335
KF22, A (1 month LIBOR + 0.500%) 2.170%, 7/25/23(2)	8,411	8,430
KF28, A (1 month LIBOR + 0.360%) 2.030%, 1/25/24(2)	18,833	18,857
KI01, A (1 month LIBOR + 0.160%) 1.830%, 9/25/22(2)	10,000	10,000
KLH3, A (1 month LIBOR + 0.700%) 2.370%, 11/25/22(2)	9,371	9,377
KLSF, A (1 month LIBOR + 0.330%) 2.000%, 11/25/21(2)	5,995	5,997
KP04, AG1 (1 month LIBOR + 0.220%) 1.890%, 7/25/20(2)	46,349	46,402
KP04, AG2 (1 Month LIBOR + 0.200%) 1.870%, 10/25/19(2)	500	500
KS05, A (1 month LIBOR + 0.500%) 2.170%, 1/25/23(2)	5,954	5,966
KSKY, AT (1 month LIBOR + 0.440%) 2.110%, 8/25/27(2)	9,740	9,748
Federal Home Loan Mortgage Corporation REMIC 2781, FA (1 month LIBOR + 0.350%) 2.127%, 4/15/34(2)	7,204	7,221

	Par Value	Value
Agency—continued
2796, F (1 month LIBOR + 0.500%) 2.277%, 5/15/34(2)	$ 4,746	$4,762
2979, FG (1 month LIBOR + 0.380%) 2.157%, 5/15/35(2)	3,007	3,022
3117, FE (1 month LIBOR + 0.300%) 2.077%, 2/15/36(2)	3,279	3,283
3136, FA (1 month LIBOR + 0.550%) 2.327%, 4/15/36(2)	14,014	14,127
3261, FA (1 month LIBOR + 0.320%) 2.097%, 1/15/37(2)	9,452	9,453
3346, FA (1 month LIBOR + 0.230%) 2.007%, 2/15/19(2)	3	3
3418, FB (1 month LIBOR + 0.300%) 2.077%, 4/15/20(2)	2,324	2,326
3990, GF (1 month LIBOR + 0.400%) 2.177%, 3/15/41(2)	8,713	8,719
3994, JF (1 month LIBOR + 0.380%) 2.157%, 3/15/40(2)	4,410	4,422
3995, PF (1 month LIBOR + 0.450%) 2.227%, 5/15/39(2)	7,384	7,411
4057, CF (1 month LIBOR + 0.450%) 2.227%, 4/15/39(2)	7,819	7,857
4150, JF (1 month LIBOR + 0.300%) 2.077%, 6/15/41(2)	5,163	5,171
4203, PF (1 month LIBOR + 0.250%) 2.027%, 9/15/42(2)	17,464	17,434
4287, BF (1 month LIBOR + 0.250%) 2.027%, 2/15/33(2)	3,848	3,846
Federal National Mortgage Association 2010-M7, FA (1 month LIBOR + 0.600%) 2.472%, 11/25/20(2)	411	411
2011-M1, FA (1 month LIBOR + 0.450%) 2.322%, 6/25/21(2)	23,626	23,645
2013-M10, AFL (1 month LIBOR + 0.300%) 2.172%, 6/25/23(2)	476	475
2014-M10, ASQ2 2.171%, 9/25/19(2)	4,390	4,360
2016-M13, FA (1 month LIBOR + 0.670%) 2.258%, 11/25/23(2)	14,678	14,759
2016-M8, FA (1 month LIBOR + 0.500%) 2.372%, 7/25/26(2)	31,732	31,865
2016-M9, FA (1 month LIBOR + 0.590%) 2.178%, 9/25/23(2)	41,008	41,282
2017-M11, FA (1 month LIBOR + 0.470%) 2.058%, 9/25/24(2)	24,064	24,070
2017-M2, FA (1 month LIBOR + 0.530%) 2.118%, 2/25/24(2)	12,677	12,718
Pool #463520 4.550%, 10/1/19	2,228	2,289
Pool #463617 4.910%, 10/1/19	3,541	3,640
Pool #465872 4.150%, 8/1/20	885	883
Pool #AD0064 (6 month LIBOR + 1.554%) 3.154%, 1/1/35(2)	4,579	4,738
Pool #AE0544 (12 month LIBOR + 1.745%) 3.493%, 11/1/40(2)	5,350	5,575
Pool #AL0270 (12 month LIBOR + 1.611%) 3.378%, 8/1/38(2)	6,918	7,217
Pool #AL0323 (12 month LIBOR + 1.816%) 3.640%, 6/1/41(2)	5,479	5,741
Pool #AL0960 (12 month LIBOR + 1.699%) 3.461%, 7/1/37(2)	9,383	9,857

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Agency—continued
Pool #AL2202 (12 month LIBOR + 1.701%) 3.540%, 6/1/36(2)	$4,708	$4,938
Pool #AL6516 (12 month LIBOR + 1.748%) 3.533%, 4/1/40(2)	8,313	8,668
Pool #AL7812 (12 month LIBOR + 1.734%) 3.485%, 11/1/40(2)	14,869	15,490
Pool #AL8796 (12 month LIBOR + 1.815%) 3.610%, 9/1/41(2)	19,036	19,898
Pool #AL8872 (12 month LIBOR + 1.798%) 3.566%, 7/1/42(2)	27,085	28,300
Pool #AM2078 1.670%, 1/1/20	10,954	10,747
Pool #AM2292 (1 month LIBOR + 0.350%) 1.930%, 1/1/23(2)	7,968	7,970
Pool #AM4510 (1 month LIBOR + 0.490%) 2.070%, 11/1/23(2)	1,680	1,680
Pool #AM7028 (1 month LIBOR + 0.240%) 1.819%, 10/1/19(2)	20,130	20,127
Pool #AM7213 (1 month LIBOR + 0.650%) 2.230%, 8/1/22(2)	4,518	4,519
Pool #AM9651 (1 month LIBOR + 0.300%) 1.880%, 8/1/22(2)	14,330	14,299
Pool #AN1582 (1 month LIBOR + 0.440%) 2.020%, 9/1/23(2)	14,525	14,493
Pool #AN2256 (1 month LIBOR + 0.580%) 2.160%, 7/1/23(2)	17,527	17,482
Pool #AN2605 (1 month LIBOR + 0.460%) 2.040%, 8/1/23(2)	10,000	9,975
Pool #AN2868 (1 month LIBOR + 0.490%) 2.070%, 12/1/24(2)	4,700	4,703
Pool #AN3414 (1 month LIBOR + 0.600%) 2.180%, 1/1/23(2)	11,708	11,708
Pool #AN3539 (1 month LIBOR + 0.470%) 2.050%, 11/1/21(2)	17,058	17,042
Pool #AN3661 (1 month LIBOR + 0.580%) 2.160%, 11/1/26(2)	3,000	2,999
Pool #AN3845 (1 month LIBOR + 0.540%) 2.120%, 12/1/23(2)	16,241	16,222
Pool #AN4300 (1 month LIBOR + 0.560%) 2.140%, 1/1/24(2)	14,423	14,383
Pool #AN4364 (1 month LIBOR + 0.590%) 2.170%, 1/1/24(2)	2,990	2,984
Pool #AN5208 (1 month LIBOR + 0.390%) 1.970%, 3/1/22(2)	4,719	4,719
Pool #AN5986 (1 month LIBOR + 0.370%) 1.950%, 12/1/22(2)	8,250	8,250
Pool #AN6559 (1 month LIBOR + 0.450%) 2.030%, 4/1/25(2)	1,900	1,910
Pool #AN6591 (1 month LIBOR + 0.400%) 1.980%, 12/1/24(2)	10,600	10,654
Federal National Mortgage Association REMIC
2005-58, KF (1 month LIBOR + 0.500%) 2.372%, 7/25/35(2)	7,399	7,416
2006-113, NF (1 month LIBOR + 0.350%) 2.222%, 9/25/36(2)	7,466	7,464
2010-109, PF (1 month LIBOR + 0.400%) 2.272%, 10/25/40(2)	3,346	3,360
2010-137, WB 3.598%, 7/25/40(2)	3,888	4,048
2011-117, FP (1 month LIBOR + 0.400%) 2.272%, 8/25/40(2)	6,506	6,534
2012-60, WF (1 month LIBOR + 0.350%) 2.222%, 6/25/27(2)	12,119	12,128

	Par Value	Value
Agency—continued
2013-34, PF (1 month LIBOR + 0.350%) 2.222%, 8/25/42(2)	$11,512	$11,539
2013-62, FQ (1 month LIBOR + 0.250%) 2.122%, 9/25/32(2)	10,390	10,370
2016-32, FA (1 month LIBOR + 0.400%) 2.272%, 10/25/34(2)	22,823	22,897
2016-36, FB (1 month LIBOR + 0.500%) 2.372%, 3/25/43(2)	10,582	10,563
FMPRE Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 2.181%, 2/25/20(2)	10,500	10,534
FRESB Mortgage Trust
2015-SB3, A5 (1 month LIBOR + 2.012%) 2.012%, 8/25/42(2)	8,410	8,322
2015-SB6, A5 (1 month LIBOR + 2.270%) 2.270%, 9/25/35(2)	6,731	6,617
2015-SB9, A5 (1 month LIBOR + 0.700%) 2.535%, 11/25/35(2)	39,315	38,903
2016-SB11, A5 (1 month LIBOR + 2.500%) 2.500%, 1/25/36(2)	1,370	1,353
2016-SB16, A5H (1 month LIBOR + 2.130%) 2.130%, 5/25/36(2)	4,764	4,669
2016-SB18, A5H (1 month LIBOR + 0.700%) 2.110%, 5/25/36(2)	4,287	4,197
2016-SB20, A5H (1 month LIBOR + 2.140%) 2.140%, 7/25/36(2)	12,348	12,054
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 2.236%, 7/16/33(2)	6,598	6,660
2003-67, FP (1 month LIBOR + 0.900%) 2.722%, 8/20/33(2)	5,622	5,742
2004-106, F (1 month LIBOR + 0.250%) 2.036%, 12/16/34(2)	6,730	6,723
2004-38, FA (1 month LIBOR + 0.400%) 2.186%, 5/16/34(2)	8,118	8,168
2004-95, F (1 month LIBOR + 0.300%) 2.122%, 11/20/34(2)	5,072	5,080
2005-41, FC (1 month LIBOR + 0.300%) 2.122%, 5/20/35(2)	8,503	8,511
2009-121, NF (1 month LIBOR + 0.500%) 2.322%, 2/20/37(2)	13,451	13,596
2010-133, FD (1 month LIBOR + 0.430%) 2.216%, 10/16/40(2)	4,039	4,064
2010-157, QF (1 month LIBOR + 0.400%) 2.222%, 1/20/40(2)	1,821	1,824
2011-133, PF (1 month LIBOR + 0.400%) 2.222%, 12/20/35(2)	5,774	5,807
2011-145, FA (1 month LIBOR + 0.300%) 2.086%, 3/16/34(2)	4,170	4,176
2012-13, KF (1 month LIBOR + 0.300%) 2.122%, 7/20/38(2)	3,153	3,162
2014-94, FB (1 month LIBOR + 0.250%) 2.072%, 9/20/35(2)	14,380	14,378
2016-H22, FJ (1 month LIBOR + 0.390%) 1.965%, 10/20/66(2)	15,905	15,932
2017-H13, FJ (1 month LIBOR + 0.200%) 1.775%, 5/20/67(2)	18,909	18,912
Pool #BD4157 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 11/20/47(2)	15,972	15,949
Pool #MA4342 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 3/20/47(2)	3,447	3,465

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Agency—continued
Pool #MA4473 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 5/20/47(2)	$2,625	$2,630
Pool #MA4532 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 6/20/47(2)	2,941	2,946
Pool #MA4673 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 8/20/47(2)	1,116	1,114
Pool #MA4800 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 10/20/47(2)	3,552	3,547
NCUA Guaranteed Notes Trust 2010-R1,
1A (1 month LIBOR + 0.450%) 2.161%, 10/7/20(2)	22,100	22,180
2010-R2, 2A (1 month LIBOR + 0.470%) 2.181%, 11/5/20(2)	25,741	25,863
2010-R3, 1A (1 month LIBOR + 0.560%) 2.181%, 12/8/20(2)	6,399	6,430
2010-R3, 2A (1 month LIBOR + 0.560%) 2.181%, 12/8/20(2)	1,818	1,829
2011-R1, 1A (1 month LIBOR + 0.450%) 2.161%, 1/8/20(2)	16,895	16,932
2011-R2, 1A (1 month LIBOR + 0.400%) 2.111%, 2/6/20(2)	28,071	28,132
2011-R3, 1A (1 month LIBOR + 0.400%) 2.150%, 3/11/20(2)	920	922
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 1.850%, 6/25/34(2)	6,090	6,052
Pool #510076 (PRIME minus 2.650%) 1.850%, 5/25/27(2)	9,408	9,328
Pool #510083 (PRIME minus 2.650%) 1.850%, 9/25/27(2)	1,826	1,811

		1,224,197

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,221,194)		1,224,197

ASSET-BACKED SECURITY—1.5%
Student Loan—1.5%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 1.929%, 12/7/20(2)	20,451	20,475

TOTAL ASSET-BACKED SECURITY
(Identified Cost $20,456)		20,475

TOTAL LONG-TERM INVESTMENTS—96.4%
(Identified Cost $1,296,825)		1,299,958

	Shares	Value
SHORT-TERM INVESTMENT—3.1%

MONEY MARKET MUTUAL FUND—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(1)(3)	41,707,002	$41,707

TOTAL SHORT-TERM INVESTMENT (Identified Cost $41,707)		41,707

TOTAL INVESTMENTS—99.5% (Identified Cost $1,338,532)		1,341,665
Other assets and liabilities, net—0.5%		7,088

NET ASSETS—100.0%		$1,348,753

Abbreviations:

LIBOR London Interbank Offered Rate

REMIC Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	All or a portion of the security is segregated as collateral for open futures contracts.
(2)	Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Futures contracts as of March 31, 2018 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note	June 2018	(224)	$(47,625)	$(22)
Total				$(22)

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$ 20,475	$ —	$ 20,475	$—
Mortgage-Backed Securities	1,224,197	—	1,224,197	—
U.S. Government Securities	55,286	—	55,286	—
Equity Securities:
Short-Term Investment	41,707	41,707	—	—
Liabilities:
Other Financial Instruments:
Futures contract	(22)	(22)	—	—

Total Investments	$1,341,643	$41,685	$1,299,958	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. MORTGAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITY—4.1%
U.S. Treasury Note 2.750%, 2/15/28	$1,020	$ 1,020
TOTAL U.S. GOVERNMENT SECURITY (Identified Cost $1,012)		1,020
MORTGAGE-BACKED SECURITIES—91.8%
Agency—87.7%
Federal Home Loan Mortgage Corporation
Pool #C04123 4.000%, 7/1/42	281	291
Pool #G05477 4.500%, 5/1/39	157	166
Pool #G05606 4.500%, 7/1/39	306	323
Pool #G07031 4.000%, 5/1/42	416	430
Pool #G07491 4.500%, 3/1/42	223	235
Pool #G08347 4.500%, 6/1/39	26	28
Pool #G08372 4.500%, 11/1/39	131	138
Pool #G60019 4.500%, 3/1/44	389	409
Pool #G60661 4.000%, 7/1/46	90	93
Pool #Q06771 3.000%, 3/1/42	205	201
Pool #Q08306 3.500%, 5/1/42	429	432
Pool #Q10929 3.500%, 9/1/42	366	368
Pool #Q11220 3.500%, 9/1/42	39	40
Pool #Q13801 3.000%, 12/1/42	162	159
Pool #Q26366 4.000%, 5/1/44	173	179
Pool #Q31645 4.000%, 2/1/45	78	80
Pool #Q38473 4.000%, 1/1/46	474	488
Pool #Q40123 3.500%, 4/1/46	342	344
Pool #Q40124 3.500%, 4/1/46	208	209
Pool #Q40815 3.500%, 6/1/46	442	445
Pool #V81283 4.000%, 7/1/44	337	348
Pool #V81992 4.000%, 10/1/45	382	393
Federal National Mortgage Association
2013-M6, X1 2.149%, 2/25/43(1)	2,586	120
Pool #890381 3.500%, 10/1/41	256	258
Pool #932441 4.000%, 1/1/40	188	194
Pool #AB6401 3.000%, 10/1/37	262	257

	Par Value	Value
Agency—continued
Pool #AB7768 3.000%, 2/1/38	$ 375	$ 367
Pool #AI5868 4.500%, 7/1/41	220	232
Pool #AI9101 3.500%, 4/1/42	395	398
Pool #AJ9327 3.500%, 1/1/42	113	114
Pool #AK5151 3.000%, 3/1/42	223	219
Pool #AL0215 4.500%, 4/1/41	174	184
Pool #AL2891 3.500%, 12/1/42	648	654
Pool #AL6223 4.500%, 8/1/44	467	490
Pool #AL7497 3.500%, 9/1/40	641	647
Pool #AO8632 3.500%, 7/1/42	1,017	1,026
Pool #AP7874 3.500%, 10/1/42	171	172
Pool #AS6620 3.500%, 2/1/46	620	622
Pool #AS9571 3.500%, 5/1/42	339	342
Pool #AW8154 3.500%, 1/1/42	555	560
Pool #AX2491 4.000%, 10/1/44	599	616
Pool #AY2685 4.500%, 1/1/45	48	50
Pool #AY8851 4.000%, 8/1/45	243	249
Pool #AZ0572 3.000%, 6/1/42	82	80
Pool #AZ5755 3.500%, 9/1/45	540	543
Pool #AZ9213 4.000%, 10/1/45	563	580
Pool #BA4799 4.000%, 2/1/46	614	633
Pool #BC2470 3.500%, 2/1/46	160	162
Pool #BE5050 4.000%, 9/1/45	212	218
Pool #BE9598 4.000%, 5/1/47	407	417
Pool #MA0639 4.000%, 2/1/41	479	495
Pool #MA2190 4.000%, 2/1/45	875	899
Pool #MA2341 4.500%, 6/1/45	142	149
Government National Mortgage Association
Pool #694367 3.500%, 4/20/44	257	258
Pool #AA5471 4.000%, 12/15/41	587	607
Pool #AE8170 4.000%, 2/15/44	99	103
Pool #AM0226 4.000%, 5/15/45	96	99

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. MORTGAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Agency—continued
Pool #AV6530 4.000%, 8/20/46	$110	$114
Pool #MA2681 5.000%, 3/20/45	208	222
Pool #MA4838 4.000%, 11/20/47	490	505
Pool #MA4901 4.000%, 12/20/47	297	306
Pool #MA4963 4.000%, 1/20/48	293	302
Pool #MA5078 4.000%, 3/20/48	1,510	1,555

		21,817

Non-Agency—4.1%
FREMF Mortgage Trust
2012-K21, B 144A 3.938%, 7/25/45(1)(2)	580	590
2013-K25, B 144A 3.620%, 11/25/45(1)(2)	122	123
GS Mortgage Securities Trust
2012-BWTR, A 144A 2.954%, 11/5/34(2)	205	201
2012-BWTR, B 144A 3.255%, 11/5/34(2)	109	107

		1,021
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,218)		22,838
TOTAL LONG-TERM INVESTMENTS—95.9% (Identified Cost $24,230)		23,858

	Shares	Value
SHORT-TERM INVESTMENT—5.1%

MONEY MARKET MUTUAL FUND—5.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(3)	1,260,263	$ 1,260
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,260)		1,260

TOTAL INVESTMENTS—101.0% (Identified Cost $25,490)		25,118
Other assets and liabilities, net—(1.0)%		(255)

NET ASSETS—100.0%		$24,863

Footnote Legend:

(1)	Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $1,021 or 4.1% of net assets.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Mortgage-Backed Securities	$22,838	$—	$22,838	$—
U.S. Government Security	1,020	—	1,020	—
Equity Securities:
Short-Term Investment	1,260	1,260	—	—

Total Investments	$25,118	$1,260	$23,858	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITY—0.2%
U.S. Treasury Note (U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 1.816%, 10/31/19(1)(2)	$ 100	$ 100
TOTAL U.S. GOVERNMENT SECURITY (Identified Cost $100)		100
MORTGAGE-BACKED SECURITIES—35.7%
Agency—26.8%
Federal National Mortgage Association
Pool #AM2292 (1 month LIBOR + 0.350%) 1.930%, 1/1/23(2)	893	893
Pool #AN1582 (1 month LIBOR + 0.440%) 2.020%, 9/1/23(2)	1,000	998
Pool #AN3414 (1 month LIBOR + 0.600%) 2.180%, 1/1/23(2)	974	974
Pool #AN3539 (1 month LIBOR + 0.470%) 2.050%, 11/1/21(2)	974	973
Pool #AN3845 (1 month LIBOR + 0.540%) 2.120%, 12/1/23(2)	2,637	2,634
Pool #AN4300 (1 month LIBOR + 0.560%) 2.140%, 1/1/24(2)	3,017	3,008
Pool #AN4364 (1 month LIBOR + 0.590%) 2.170%, 1/1/24(2)	1,000	998
Pool #AN5986 (1 month LIBOR + 0.370%) 1.950%, 12/1/22(2)	1,000	1,000
Federal National Mortgage Association REMIC 2007-57, FE (1 month LIBOR + 0.370%) 2.242%, 5/25/37(2)	365	365
FRESB Mortgage Trust
2015-SB7, A5 (1 month LIBOR + 2.370%) 2.370%, 9/25/35(2)	743	735
2016-SB11, A5 (1 month LIBOR + 2.500%) 2.500%, 1/25/36(2)	548	541
NCUA Guaranteed Notes Trust 2011-R2, 1A (1 month LIBOR + 0.400%)
2.111%, 2/6/20(2)	803	805

		13,924

Non-Agency—8.9%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR +0.722%) 144A 2.499%, 3/15/37(2)(3)	1,000	995
Cold Storage Trust 2017-ICE3, A (1 month LIBOR + 1.000%) 144A 2.777%, 4/15/36(2)(3)	1,000	1,003
Commercial Mortgage Trust 2013-CR13, A1 1.259%, 11/10/46	419	418
FREMF Mortgage Trust 2012-K710, B 144A 3.813%, 6/25/47(2)(3)	945	954
2013-K713, B 144A 3.164%, 4/25/46(2)(3)	240	241
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12, A1 1.313%, 10/15/46	40	40

	Par Value	Value
Non-Agency—continued
WFRBS Commercial Mortgage Trust 2012-C7, AFL (1 month LIBOR + 1.200%) 144A 2.986%, 6/15/45(2)(3)	$ 970	$ 991

		4,642
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $18,590)		18,566

ASSET-BACKED SECURITIES—8.7%

Automobiles—0.5%
Hyundai Auto Receivables Trust 2014-A, B 1.730%, 8/15/19	266	266

Credit Card—6.3%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.270%, 5/15/28(2)	1,253	1,244
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.535%, 5/14/29(2)	1,000	1,010
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.377%, 12/15/26(2)	1,000	1,009

		3,263

Equipment—1.9%
Volvo Financial Equipment Master Owner Trust 2017-A, A (1 month LIBOR + 0.500%) 144A 2.277%, 11/15/22(2)(3)	1,000	1,005
TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,442)		4,534

CORPORATE BONDS AND NOTES—53.1%

Consumer Discretionary—9.5%
BMW US Capital LLC 144A
1.500%, 4/11/19(3)	671	663
Daimler Finance North America LLC (3 month LIBOR +0.450%) 144A
2.354%, 2/22/21(2)(3)	1,700	1,701
General Motors Financial Co., Inc.
2.400%, 5/9/19	1,039	1,034
Newell Brands, Inc.
2.600%, 3/29/19	1,028	1,023
Walmart, Inc.
1.750%, 10/9/19(1)	495	490

		4,911

Consumer Staples—2.6%
Anheuser-Busch InBev Worldwide, Inc. (3 month LIBOR + 0.740%)
3.052%, 1/12/24(2)	270	272
Church & Dwight Co., Inc. (3 month LIBOR + 0.150%)
1.895%, 1/25/19(2)	450	450

See Notes to Schedule of Investments.

VIRTUS SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Consumer Staples—continued
CVS Health Corp. (3 month LIBOR + 0.630%) 2.687%, 3/9/20(1)(2)	$ 623	$ 625

		1,347

Energy—5.9%
BP Capital Markets plc (3 month LIBOR + 0.630%) 2.916%, 9/26/18(2)	1,168	1,171
Chevron Corp. 1.686%, 2/28/19	897	891
Phillips 66 (3 month LIBOR +0.600%) 2.606%, 2/26/21(1)(2)	1,000	1,001

		3,063

Financials—17.4%
Allstate Corp. (The) (3 month LIBOR + 0.630%) 2.932%, 3/29/23(2)	1,000	1,002
Bank of America Corp. 2.600%, 1/15/19	1,000	1,001
Bank of Montreal 2.100%, 12/12/19	905	893
Capital One Financial Corp. 2.500%, 5/12/20	679	668
Citibank NA 2.100%, 6/12/20	790	775
Ford Motor Credit Co. LLC (3 month LIBOR +0.810%) 2.835%, 4/5/21(1)(2)	1,000	1,000
JPMorgan Chase Bank NA (3 month LIBOR + 0.250%) 2.070%, 2/13/20(1)(2)	1,000	1,000
Morgan Stanley (3 month LIBOR +0.550%) 2.294%, 2/10/21(2)	1,000	1,000
PACCAR Financial Corp. 2.800%, 3/1/21(1)	448	446
UBS AG 144A 2.200%, 6/8/20(3)	708	694
US Bank NA 2.050%, 10/23/20(1)	599	586

		9,065

Health Care—6.2%
Becton Dickinson and Co. (3 month LIBOR +0.875%) 2.944%, 12/29/20(1)(2)	1,000	1,001
Gilead Sciences, Inc. (3 month LIBOR + 0.220%) 2.422%, 3/20/19(1)(2)	1,000	1,000
McKesson Corp. 2.284%, 3/15/19	214	213
Thermo Fisher Scientific, Inc. 2.400%, 2/1/19	1,010	1,007

		3,221

Industrials—3.0%
PACCAR Financial Corp. (3 month LIBOR + 0.600%) 2.625%, 12/6/18(2)	520	522
Siemens Financieringsmaatschappij N.V. 144A 2.200%, 3/16/20(3)	1,019	1,007

		1,529

Information Technology—5.2%
Dell International LLC 144A 3.480%, 6/1/19(3)	1,019	1,024

	Par Value	Value
Information Technology—continued
Fortive Corp. 1.800%, 6/15/19	$1,052	$ 1,039
VMware, Inc. 2.300%, 8/21/20	650	632

		2,695

Materials—1.5%
Sherwin-Williams Co. (The) 2.250%, 5/15/20	810	796

Utilities—1.8%
Emera US Finance LP 2.150%, 6/15/19	963	951
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $27,737)		27,578
TOTAL LONG-TERM INVESTMENTS—97.7% (Identified Cost $50,869)		50,778

	Shares
SHORT-TERM INVESTMENT—2.2%
MONEY MARKET MUTUAL FUND—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(1)(4)	1,165,526	1,166
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,166)		1,166
TOTAL INVESTMENTS—99.9% (Identified Cost $52,035)		51,944
Other assets and liabilities, net—0.1%		52

NET ASSETS—100.0%		$51,996

Abbreviations:

LIBOR London Interbank Offered Rate

REMIC Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	All or a portion of the security is segregated as collateral for open futures contracts.
(2)	Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $10,278 or 19.8% of net assets.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments.

    VIRTUS SEIX ULTRA-SHORT BOND FUND

    SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

    MARCH 31, 2018

($ reported in thousands)

Country Weightings (Unaudited)†

United States	93%
United Kingdom	2
Netherlands	2
Canada	2
Switzerland	1
Total Investments	100%
† % of total investments as of March 31, 2018

Futures contracts as of March 31, 2018 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note	June 2018	(40)	$(8,504)	$(4)
Total				$(4)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$4,534	$—	$4,534	$—
Corporate Bonds And Notes	27,578	—	27,578	—
Mortgage-Backed Securities	18,566	—	18,566	—
U.S. Government Security	100	—	100	—
Equity Securities:
Short-Term Investment	1,166	1,166	—	—
Liabilities:
Other Financial Instruments:
Futures contract	(4)	(4)	—	—

Total Investments	$51,940	$1,162	$50,778	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —97.1%
District of Columbia—6.0%
Transportation Revenue—6.0%
Metropolitan Washington Airports Authority (BHAC Insured) 5.000%, 10/1/26	$2,175	$ 2,274

Georgia—3.1%
General Revenue—3.1%
Private Colleges & Universities Authority, Savannah College of Art & Design Project 5.000%, 4/1/23	1,065	1,190

North Carolina—4.9%
General Revenue—4.9%
North Carolina Capital Facilities Finance Agency, High Point University 5.000%, 5/1/32	1,740	1,853

Virginia—83.1%
General Obligation—8.0%
Chesapeake, City of 5.000%, 8/1/23	1,000	1,147
Isle Wight County
(State Aid Withholding Insured) 5.000%, 7/1/35	750	848
(State Aid Withholding Insured) 4.000%, 7/1/42	1,000	1,047

		3,042

General Revenue—23.1%
Greater Richmond Convention Center Authority 5.000%, 6/15/30	1,000	1,141
5.000%, 6/15/32	1,000	1,135
Northern Virginia Transportation Authority 5.000%, 6/1/26	1,250	1,441
Virginia College Building Authority, Washington & Lee University 5.375%, 1/1/21	2,165	2,279
Virginia Commonwealth Transportation Board 4.000%, 5/15/31	1,000	1,075
Virginia Public School Authority (State Aid Withholding Insured)
5.000%, 8/1/27	1,560	1,764

		8,835

Healthcare Revenue—11.6%
Fairfax County Industrial Development Authority, Inova Health System Project 5.000%, 5/15/27	500	557
Hanover County Economic Development Authority, Regional Medical Care Project (NATL Insured) 6.375%, 8/15/18	935	951
Roanoke Economic Development Authority, Carilion Clinic Obligated Group 5.000%, 7/1/27	1,000	1,093

	Par Value	Value
Virginia—continued
Healthcare Revenue—continued
Virginia Commonwealth University Health System Authority 5.000%, 7/1/33	$1,600	$ 1,850

		4,451

Lease Revenue—6.5%
Fairfax County Economic Development Authority 5.000%, 10/1/34	500	584
Loudoun County Economic Development Authority,
Sycolin Road Project 5.000%, 6/1/31	1,000	1,087
Richmond Industrial Development Authority (AMBAC Insured) 5.000%, 7/15/18	795	802

		2,473

Pre-Refunded—12.3%
Commonwealth of Virginia (Pre-refunded 6/1/18 @ 100) 5.000%, 6/1/25	1,000	1,006
Virginia Commonwealth Transportation Board (Pre-refunded 3/15/22 @ 100) 5.000%, 3/15/24	500	558
Virginia Commonwealth University Health System Authority (Pre-refunded 7/1/21 @ 100) 5.000%, 7/1/30	1,435	1,578
Virginia Port Authority (Pre-refunded 7/1/25 @ 100) 5.000%, 7/1/32	1,000	1,164
Virginia Public Building Authority (Pre-refunded 8/1/21 @ 100) 5.000%, 8/1/31	10	11
Virginia Resources Authority (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/28	330	371

		4,688

Special Tax Revenue—3.1%
Hampton Roads Transportation Accountability Commission, Senior Lien 5.000%, 7/1/36	1,000	1,175

Transportation Revenue—4.2%
Virginia Small Business Financing Authority, Senior Lien 5.000%, 7/1/34	1,500	1,609

Water & Sewer Revenue—14.3%
Fairfax County Water Authority 5.000%, 4/1/27	600	668
Hampton Roads Sanitation District 5.000%, 8/1/34	1,460	1,696
Loudoun County Sanitation Authority 4.000%, 1/1/28	1,000	1,071

See Notes to Schedule of Investments.

VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	Par Value	Value

Virginia—continued
Water & Sewer Revenue—continued
Norfolk, City of 5.250%, 11/1/44	$1,750	$ 2,017
		5,452
		31,725
TOTAL MUNICIPAL BONDS (Identified Cost $36,429)		37,042
TOTAL LONG-TERM INVESTMENTS—97.1%
(Identified Cost $36,429)		37,042
	Shares
SHORT-TERM INVESTMENT—2.0%
Money Market Mutual Fund—2.0%
Dreyfus AMT-Free Tax Exempt Cash Management
(seven-day effective yield 1.180%) (2)	770,713	771
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $771)		771
TOTAL INVESTMENTS—99.1%
(Identified Cost $37,200)		37,813
Other assets and liabilities, net—0.9%		345
NET ASSETS—100.0%		$38,158

Abbreviations:

AMBAC American Municipal Bond Assurance Corp.

BHAC    Berkshire Hathaway Assurance Corp.

NATL    National Public Finance Guarantee Corp.

Footnote Legend:

(1)	At March 31, 2018, 20.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
			Other	Level 3
	Total		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	March 31, 2018	Quoted Prices	Inputs	Inputs
Debt Securities:
Municipal Bonds	$37,042	$—	$37,042	$—
Equity Securities:
Short-Term Investment	771	771	—	—

Total Investments	$37,813	$771	$37,042	$—

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Schedule of Investments.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

MARCH 31, 2018

Note 1. Significant Accounting Policies

Virtus Asset Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The Trust consists of 25 Funds (each a “Fund”). The significant accounting policies consistently followed by the Funds in the preparation of the Schedule of Investments are summarized below and for derivatives, included in Note 2 below. The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. “GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

C.	Leveraged Loans

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of March 31, 2018, the Funds had the following unfunded loan commitments:

Unfunded Loan Commitment
Seix Floating
Rate High Income
Borrower	Fund
DexKo Global, Inc.	$3,147
DG Investment Intermediate Holdings 2, Inc.	402
Gannett Co., Inc.	1,892
Mitchell International, Inc.	415
Pearl Intermediate Parent LLC	1,682
Recess Holdings, Inc.	301

Note 2. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A.	Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

During the period, the Seix Ultra Short Bond Fund and Seix U.S. Government Securities Ultra Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

B.	Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

During the period, the Seix Total Return Bond Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

C.	Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities includedin the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the period, the Seix Total Return Bond Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

The following is a summary of derivative instruments categorized by primary risk exposure as of March 31, 2018:

	Fair Values of Derivative Financial Instruments as of March 31, 2018(1)
	Derivative Assets
		Seix
		U.S. Government
		Securities
	Seix Total Return	Ultra-Short Bond	Seix Ultra-Short
	Bond Fund	Fund	Bond Fund
Primary Risk	Value	Value	Value
Foreign currency exchange contracts	$318	$—	$—
Total	$318	$—	$—

	Derivative Liabilities
Primary Risk	Value	Value	Value
Interest rate contracts	$—	$ 7	$ 1
Credit contracts	178	—	—
Total	$178	$ 7	$ 1

(1)	The variation margin shown is the daily change in the unrealized appreciation (depreciation) for open futures and swap contracts. The fair values reported in the Schedules of Investments represent the cumulative unrealized gain (loss) from the date the contract was opened until March 31, 2018.

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the year ended March 31, 2018.

Seix Total Return Bond Fund
	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Equity Risk
Average Number of Contracts, Notional Amounts or Shares
Swap Contracts (Notional Amount)	$100,686	$ —	$—	$—
Forward Contracts (Average value of currency purchased)	—	17,293	—	—

Seix U.S. Government Securities Ultra-Short Bond Fund
	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Equity Risk
Average Number of Contracts, Notional Amounts or Shares
Future Contracts (Notional Value)	$—	$—	$54,252	$—

Seix Ultra-Short Bond Fund
	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Equity Risk
Average Number of Contracts, Notional Amounts or Shares
Future Contracts (Notional Value)	$—	$—	$9,527	$—

D.	Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Note 3. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Funds, positive or negative, than if the Funds did not concentrate its investments in such sectors.

Note 4. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Funds. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Funds held securities considered to be illiquid at March 31, 2018:

		% of Fund’s net
Fund	Aggregate Value	assets
Seix Floating Rate High Income Fund	$84,844	1.4%
Seix High Income Fund	9,017	2.5
Seix High Yield Fund	5,098	1.4

At March 31, 2018, the Funds did not hold any securities that were both illiquid and restricted.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note 5. Regulatory Matters and Litigation

From time to time, the Trust, the Adviser and/or the Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Investment Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments and Notes to Schedules of Investments were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments and Notes to Schedules of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 28, 2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	May 28, 2018

* Print the name and title of each signing officer under his or her signature.